As filed with the Securities and Exchange Commission on September 2, 2021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23237

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-316-8077

Erin Nelson, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA ETF TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2021

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica ETF Trust	Semi-Annual Report 2021

Dear Shareholder,

On behalf of Transamerica DeltaShares®, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides you with information about the investments of your Fund(s). The Securities and Exchange Commission requires that notice of internet availability of annual and semi-annual reports, or paper copies of such reports if so requested, be provided to all shareholders. We believe this to be an important part of the investment process. This report provides detailed information about your Fund(s) for the six-month period ended June 30, 2021.

We believe it is important to understand market conditions over the period to provide a context for reading this report. The period began in January 2021 with COVID-19 case trends exceeding their highest levels ever; however, by springtime, COVID-19 vaccine distribution ramped up considerably reaching widespread segments of the U.S. population. Active cases and fatalities declined rapidly as plans to re-open the economy soon dovetailed with expectations of economic growth, and stocks moved higher. Increasing economic activity during the period drove the equity markets to record highs, and credit spreads narrowed to pre-pandemic levels. Longer-term interest rates also experienced a sharp increase as the 10-year U.S. Treasury yield finished the first quarter at 1.74%, over a full percentage point higher than its lowest rate of the previous year. Rising rates caused bonds to decline in value during the period. In addition, an old market nemesis reappeared in the form of inflation as Consumer Price Index (“CPI”) readings surpassed 5% annually, representing price increases not seen in decades. With inflation now front and center on investors’ minds, attention once again turned to the Federal Reserve (“Fed”) in terms of future monetary policy.

Stocks were boosted during the period in large part by strength in corporate earnings as seen by the S&P 500® Index underlying companies displaying substantial profit growth from last year, exceeding pre-pandemic measures. As earnings estimates continued to rise through the first half of the year, so did share prices. As the year approached its midpoint, longer-term interest rates began to decline meaningfully with the 10-year Treasury closing out the month of June at 1.45%, perhaps representing, in our view, not only the bond market’s interpretation that inflation could prove transitory, but also a less optimistic view on the broad economy.

The period concluded with most stock indexes at or near record levels and credit markets reflecting strong fundamentals. A spirited debate still ensued at period end as to whether recently rising inflation would ultimately prove to be transitory or more permanent in nature. While the Fed has expressed its view that current inflation rates will likely prove transitory, as well as a willingness to let inflation run above their long-term target of 2% for some degree of time, inflation trends and Fed policy, in our view, will almost certainly be a major market focus looking forward.

For the six-month period ended June 30, 2021, the S&P 500® Index returned 15.25%, while the MSCI EAFE Index, representing international developed market equities, returned 9.17%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned -1.60%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica ETF Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica ETF Trust

Bloomberg Barclays US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the Fund’s exposure to the risks described elsewhere in the Prospectus will likely increase. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The views expressed in this report reflect those of Transamerica Asset Management only and may not necessarily represent the views of Transamerica ETF Trust. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica ETF Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (ii) ongoing costs, including management fees.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2021, and held for the entire six-month period until June 30, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your Fund titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund(s).

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Fund	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Ending Account Value June 30, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
DeltaShares® S&P 400 Managed Risk ETF	$1,000.00	$1,112.40	$2.36	$1,022.60	$2.26	0.45%
DeltaShares® S&P 500 Managed Risk ETF	1,000.00	1,142.20	1.86	1,023.10	1.76	0.35
DeltaShares® S&P 600 Managed Risk ETF	1,000.00	1,115.50	2.36	1,022.60	2.26	0.45
DeltaShares® S&P EM 100 & Managed Risk ETF	1,000.00	1,057.00	3.06	1,021.80	3.01	0.60
DeltaShares® S&P International Managed Risk ETF	1,000.00	1,081.60	2.58	1,022.30	2.51	0.50

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Fund’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Funds invest. The total annual fund operating expenses, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica ETF Trust	Semi-Annual Report 2021

Schedules of Investments Composition

At June 30, 2021

(unaudited)

DeltaShares® S&P 400 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	92.9%
Short-Term U.S. Government Obligation	7.0
Other Investment Company	0.4
Short-Term Investment Company	0.1
Net Other Assets (Liabilities) ^	(0.4)
Total	100.0%

DeltaShares® S&P 500 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	99.8%
Short-Term Investment Company	0.2
Other Investment Company	0.0 *
Net Other Assets (Liabilities) ^	0.0 *
Total	100.0%

DeltaShares® S&P 600 Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	68.3%
U.S. Government Obligation	31.5
Other Investment Company	1.2
Short-Term Investment Company	0.3
Warrant	0.0 *
Net Other Assets (Liabilities) ^	(1.3)
Total	100.0%

DeltaShares® S&P EM 100 & Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.4%
Other Investment Company	0.9
Preferred Stocks	0.9
Short-Term Investment Company	0.2
Net Other Assets (Liabilities) ^	(0.4)
Total	100.0%

DeltaShares® S&P International Managed Risk ETF

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Other Investment Company	3.0
Preferred Stocks	0.6
Short-Term Investment Company	0.1
Rights	0.0 *
Net Other Assets (Liabilities) ^	(2.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 1.0%
Axon Enterprise, Inc. (A)	2,564	$453,315
Curtiss-Wright Corp.	1,623	192,748
Hexcel Corp. (A)	3,321	207,230
Mercury Systems, Inc. (A)	2,227	147,606

		1,000,899

Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (A)	4,030	563,757

Airlines - 0.2%
JetBlue Airways Corp. (A)	12,553	210,639

Auto Components - 1.6%
Adient PLC (A)	3,735	168,822
Dana, Inc.	5,754	136,715
Fox Factory Holding Corp. (A)	1,664	259,018
Gentex Corp.	9,576	316,870
Goodyear Tire & Rubber Co. (A)	11,063	189,730
Lear Corp.	2,170	380,358
Visteon Corp. (A)	1,109	134,123

		1,585,636

Automobiles - 0.5%
Harley-Davidson, Inc.	6,092	279,135
Thor Industries, Inc.	2,195	248,035

		527,170

Banks - 6.4%
Associated Banc-Corp.	6,058	124,068
BancorpSouth Bank	3,825	108,362
Bank of Hawaii Corp.	1,601	134,836
Bank OZK	4,793	202,073
Cathay General Bancorp	2,969	116,860
CIT Group, Inc.	3,928	202,646
Commerce Bancshares, Inc.	4,176	311,363
Cullen / Frost Bankers, Inc.	2,242	251,104
East West Bancorp, Inc.	5,624	403,185
First Financial Bankshares, Inc.	5,641	277,142
First Horizon Corp.	21,899	378,415
FNB Corp.	12,662	156,122
Fulton Financial Corp.	6,447	101,734
Glacier Bancorp, Inc.	3,786	208,533
Hancock Whitney Corp.	3,441	152,918
Home BancShares, Inc.	6,012	148,376
International Bancshares Corp.	2,211	94,940
PacWest Bancorp	4,635	190,777
Pinnacle Financial Partners, Inc.	3,017	266,371
Prosperity Bancshares, Inc.	3,685	264,583
Signature Bank	2,285	561,310
Sterling Bancorp	7,636	189,296
Synovus Financial Corp.	5,891	258,497
Texas Capital Bancshares, Inc. (A)	2,005	127,297
Trustmark Corp.	2,514	77,431
UMB Financial Corp.	1,724	160,435
Umpqua Holdings Corp.	8,747	161,382
United Bankshares, Inc.	5,319	194,144
Valley National Bancorp	16,092	216,116
Webster Financial Corp.	3,585	191,224
Wintrust Financial Corp.	2,261	170,999

		6,402,539

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.4%
Boston Beer Co., Inc., Class A (A)	369	$ 376,675

Biotechnology - 1.7%
Arrowhead Pharmaceuticals, Inc. (A)	4,127	341,798
Emergent BioSolutions, Inc. (A)	1,806	113,760
Exelixis, Inc. (A)	12,424	226,365
Halozyme Therapeutics, Inc. (A) (B)	5,306	240,946
Ligand Pharmaceuticals, Inc. (A)	660	86,586
Neurocrine Biosciences, Inc. (A)	3,748	364,755
United Therapeutics Corp. (A)	1,776	318,632

		1,692,842

Building Products - 1.9%
Builders FirstSource, Inc. (A)	8,212	350,324
Lennox International, Inc.	1,363	478,140
Owens Corning	4,141	405,404
Simpson Manufacturing Co., Inc.	1,722	190,178
Trex Co., Inc. (A)	4,574	467,508

		1,891,554

Capital Markets - 2.4%
Affiliated Managers Group, Inc.	1,651	254,601
Evercore, Inc., Class A	1,623	228,470
FactSet Research Systems, Inc.	1,501	503,750
Federated Hermes, Inc.	3,709	125,772
Interactive Brokers Group, Inc., Class A	3,204	210,599
Janus Henderson Group PLC	6,765	262,550
Jefferies Financial Group, Inc.	7,931	271,240
SEI Investments Co.	4,699	291,197
Stifel Financial Corp.	4,166	270,207

		2,418,386

Chemicals - 2.5%
Ashland Global Holdings, Inc.	2,166	189,525
Avient Corp.	3,620	177,959
Cabot Corp.	2,245	127,808
Chemours Co.	6,562	228,358
Ingevity Corp. (A)	1,587	129,118
Minerals Technologies, Inc.	1,337	105,182
NewMarket Corp.	290	93,374
Olin Corp.	5,681	262,803
RPM International, Inc.	5,135	455,372
Scotts Miracle-Gro Co.	1,612	309,375
Sensient Technologies Corp.	1,676	145,075
Valvoline, Inc.	7,179	233,030

		2,456,979

Commercial Services & Supplies - 1.7%
Brink’s Co.	1,973	151,605
Clean Harbors, Inc. (A)	1,990	185,349
Healthcare Services Group, Inc.	2,962	93,510
Herman Miller, Inc.	2,339	110,260
IAA, Inc. (A)	5,342	291,353
KAR Auction Services, Inc. (A) (B)	4,946	86,802
MSA Safety, Inc.	1,444	239,098
Stericycle, Inc. (A)	3,638	260,299
Tetra Tech, Inc.	2,147	262,020

		1,680,296

Communications Equipment - 0.8%
Ciena Corp. (A)	6,144	349,532
Lumentum Holdings, Inc. (A) (B)	3,009	246,828

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
NetScout Systems, Inc. (A)	2,924	$ 83,451
ViaSat, Inc. (A)	2,698	134,469

		814,280

Construction & Engineering - 1.3%
AECOM (A)	5,804	367,509
Dycom Industries, Inc. (A)	1,220	90,927
EMCOR Group, Inc.	2,163	266,460
Fluor Corp. (A) (B)	4,987	88,270
MasTec, Inc. (A)	2,239	237,558
Valmont Industries, Inc.	842	198,754

		1,249,478

Construction Materials - 0.2%
Eagle Materials, Inc.	1,680	238,745

Consumer Finance - 0.8%
FirstCash, Inc.	1,627	124,368
LendingTree, Inc. (A)	438	92,803
Navient Corp.	7,117	137,572
PROG Holdings, Inc.	2,670	128,507
SLM Corp.	12,800	268,032

		751,282

Containers & Packaging - 0.8%
AptarGroup, Inc.	2,605	366,888
Greif, Inc., Class A	1,052	63,699
Silgan Holdings, Inc.	3,108	128,982
Sonoco Products Co.	3,989	266,864

		826,433

Diversified Consumer Services - 1.0%
Adtalem Global Education, Inc. (A)	1,959	69,819
Graham Holdings Co., Class B	160	101,424
Grand Canyon Education, Inc. (A)	1,837	165,275
H&R Block, Inc.	7,193	168,892
Service Corp. International	6,666	357,231
Strategic Education, Inc.	977	74,310
WW International, Inc. (A)	1,902	68,738

		1,005,689

Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc. (A) (B)	4,657	186,233

Electric Utilities - 1.0%
ALLETE, Inc.	2,069	144,789
Hawaiian Electric Industries, Inc.	4,329	183,030
IDACORP, Inc.	2,003	195,293
OGE Energy Corp.	7,936	267,046
PNM Resources, Inc.	3,403	165,964

		956,122

Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,416	264,834
EnerSys	1,698	165,946
Hubbell, Inc.	2,153	402,266
nVent Electric PLC	6,648	207,684
Regal Beloit Corp.	1,611	215,085
Sunrun, Inc. (A) (B)	6,387	356,267

		1,612,082

Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc. (A)	2,940	334,660
Avnet, Inc.	3,945	158,116

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Belden, Inc.	1,774	$ 89,711
Cognex Corp.	7,002	588,518
Coherent, Inc. (A)	973	257,203
II-VI, Inc. (A) (B)	4,158	301,829
Jabil, Inc.	5,309	308,559
Littelfuse, Inc.	973	247,911
National Instruments Corp.	5,218	220,617
SYNNEX Corp.	1,645	200,295
Vishay Intertechnology, Inc.	5,261	118,636
Vontier Corp.	6,692	218,025

		3,044,080

Energy Equipment & Services - 0.2%
ChampionX Corp. (A)	7,423	190,400

Entertainment - 0.2%
Cinemark Holdings, Inc. (A)	4,313	94,670
World Wrestling Entertainment, Inc., Class A (B)	1,794	103,855

		198,525

Equity Real Estate Investment Trusts - 8.6%
American Campus Communities, Inc.	5,466	255,372
Apartment Income Corp., REIT	6,217	294,872
Brixmor Property Group, Inc.	11,773	269,484
Camden Property Trust	3,873	513,831
CoreSite Realty Corp.	1,704	229,358
Corporate Office Properties Trust	4,453	124,639
Cousins Properties, Inc.	5,893	216,745
CyrusOne, Inc.	4,858	347,444
Douglas Emmett, Inc.	6,539	219,841
EastGroup Properties, Inc.	1,587	260,982
EPR Properties (A)	2,964	156,144
First Industrial Realty Trust, Inc.	5,119	267,365
Healthcare Realty Trust, Inc.	5,616	169,603
Highwoods Properties, Inc.	4,125	186,326
Hudson Pacific Properties, Inc.	5,985	166,503
JBG SMITH Properties	4,379	137,982
Kilroy Realty Corp.	4,201	292,558
Lamar Advertising Co., Class A	3,437	358,892
Life Storage, Inc.	3,047	327,095
Macerich Co.	6,632	121,034
Medical Properties Trust, Inc.	23,320	468,732
National Retail Properties, Inc.	6,961	326,332
National Storage Affiliates Trust	2,733	138,180
Omega Healthcare Investors, Inc.	9,331	338,622
Park Hotels & Resorts, Inc. (A)	9,376	193,239
Pebblebrook Hotel Trust	5,209	122,672
Physicians Realty Trust	8,542	157,771
PotlatchDeltic Corp.	2,658	141,273
PS Business Parks, Inc.	797	118,020
Rayonier, Inc.	5,512	198,046
Rexford Industrial Realty, Inc.	5,315	302,689
Sabra Health Care, Inc.	8,561	155,810
SL Green Realty Corp. (B)	2,750	220,000
Spirit Realty Capital, Inc.	4,558	218,055
STORE Capital Corp.	9,652	333,091
Urban Edge Properties	4,361	83,295
Weingarten Realty Investors	4,756	152,525

		8,584,422

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.8%
BJ’s Wholesale Club Holdings, Inc. (A)	5,437	$ 258,692
Casey’s General Stores, Inc.	1,465	285,148
Grocery Outlet Holding Corp. (A) (B)	3,453	119,681
Sprouts Farmers Market, Inc. (A)	4,683	116,373

		779,894

Food Products - 1.7%
Darling Ingredients, Inc. (A)	6,469	436,657
Flowers Foods, Inc.	7,806	188,905
Hain Celestial Group, Inc. (A)	3,242	130,069
Ingredion, Inc.	2,655	240,278
Lancaster Colony Corp.	775	149,970
Pilgrim’s Pride Corp. (A)	1,932	42,852
Post Holdings, Inc. (A)	2,346	254,471
Sanderson Farms, Inc.	788	148,120
Tootsie Roll Industries, Inc. (B)	698	23,669
TreeHouse Foods, Inc. (A)	2,229	99,235

		1,714,226

Gas Utilities - 1.2%
National Fuel Gas Co.	3,615	188,884
New Jersey Resources Corp.	3,819	151,118
ONE Gas, Inc.	2,111	156,467
Southwest Gas Holdings, Inc.	2,299	152,171
Spire, Inc.	2,049	148,081
UGI Corp.	8,274	383,169

		1,179,890

Health Care Equipment & Supplies - 3.1%
Envista Holdings Corp. (A)	6,374	275,420
Globus Medical, Inc., Class A (A)	3,077	238,560
Haemonetics Corp. (A)	2,020	134,613
Hill-Rom Holdings, Inc.	2,635	299,310
ICU Medical, Inc. (A)	782	160,936
Integra LifeSciences Holdings Corp. (A)	2,816	192,164
LivaNova PLC (A)	1,937	162,921
Masimo Corp. (A)	2,006	486,355
Neogen Corp. (A)	4,258	196,038
NuVasive, Inc. (A)	2,048	138,813
Penumbra, Inc. (A)	1,345	368,611
Quidel Corp. (A) (B)	1,535	196,664
STAAR Surgical Co. (A)	1,859	283,497

		3,133,902

Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (A)	3,558	223,264
Amedisys, Inc. (A)	1,291	316,205
Chemed Corp.	632	299,884
Encompass Health Corp.	3,946	307,906
HealthEquity, Inc. (A)	3,306	266,067
LHC Group, Inc. (A)	1,255	251,326
Molina Healthcare, Inc. (A)	2,315	585,834
Patterson Cos., Inc.	3,448	104,785
Progyny, Inc. (A)	1,474	86,966
R1 RCM, Inc. (A)	5,480	121,875
Tenet Healthcare Corp. (A)	4,234	283,636

		2,847,748

Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp. (A)	3,199	196,706
Choice Hotels International, Inc.	1,145	136,095

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	1,374	$ 272,409
Cracker Barrel Old Country Store, Inc.	941	139,701
Jack in the Box, Inc.	881	98,178
Marriott Vacations Worldwide Corp. (A)	1,693	269,695
Papa John’s International, Inc.	1,311	136,921
Scientific Games Corp., Class A (A)	2,247	174,008
Six Flags Entertainment Corp. (A)	3,013	130,402
Texas Roadhouse, Inc.	2,599	250,024
Travel & Leisure Co.	3,417	203,141
Wendy’s Co.	7,021	164,432
Wingstop, Inc.	1,179	185,846
Wyndham Hotels & Resorts, Inc.	3,703	267,690

		2,625,248

Household Durables - 1.4%
Helen of Troy Ltd. (A)	969	221,048
KB Home	3,523	143,457
Taylor Morrison Home Corp. (A)	5,113	135,085
Tempur Sealy International, Inc.	7,262	284,598
Toll Brothers, Inc.	4,451	257,312
TopBuild Corp. (A)	1,311	259,290
Tri Pointe Homes, Inc. (A)	4,695	100,614

		1,401,404

Household Products - 0.1%
Energizer Holdings, Inc.	2,304	99,026

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	2,069	395,965

Insurance - 3.8%
Alleghany Corp. (A)	552	368,223
American Financial Group, Inc.	2,733	340,860
Brighthouse Financial, Inc. (A)	3,401	154,882
Brown & Brown, Inc.	9,274	492,820
CNO Financial Group, Inc.	5,216	123,202
First American Financial Corp.	4,351	271,285
Hanover Insurance Group, Inc.	1,423	193,016
Kemper Corp.	2,406	177,803
Kinsale Capital Group, Inc.	850	140,054
Mercury General Corp.	1,054	68,457
Old Republic International Corp.	11,236	279,889
Primerica, Inc.	1,564	239,511
Reinsurance Group of America, Inc.	2,695	307,230
RenaissanceRe Holdings Ltd.	1,968	292,878
RLI Corp.	1,577	164,938
Selective Insurance Group, Inc.	2,380	193,137

		3,808,185

Interactive Media & Services - 0.3%
TripAdvisor, Inc. (A)	3,887	156,646
Yelp, Inc. (A)	2,776	110,929

		267,575

IT Services - 1.6%
Alliance Data Systems Corp.	1,971	205,358
Concentrix Corp. (A)	1,651	265,481
Genpact Ltd.	6,906	313,740
LiveRamp Holdings, Inc. (A)	2,712	127,057
MAXIMUS, Inc.	2,437	214,383
Sabre Corp. (A) (B)	12,665	158,059

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
WEX, Inc. (A)	1,774	$ 343,979

		1,628,057

Leisure Products - 1.3%
Brunswick Corp.	3,088	307,627
Callaway Golf Co.	4,613	155,596
Mattel, Inc. (A)	13,827	277,923
Polaris, Inc.	2,282	312,543
YETI Holdings, Inc. (A)	2,975	273,164

		1,326,853

Life Sciences Tools & Services - 2.1%
Bio-Techne Corp.	1,542	694,301
Medpace Holdings, Inc. (A)	1,098	193,940
PRA Health Sciences, Inc. (A)	2,569	424,424
Repligen Corp. (A)	2,024	404,031
Syneos Health, Inc. (A)	4,014	359,213

		2,075,909

Machinery - 4.9%
AGCO Corp.	2,450	319,431
Colfax Corp. (A)	4,677	214,253
Crane Co.	1,968	181,784
Donaldson Co., Inc.	5,000	317,650
Flowserve Corp.	5,166	208,293
Graco, Inc.	6,717	508,477
ITT, Inc.	3,413	312,597
Kennametal, Inc.	3,314	119,039
Lincoln Electric Holdings, Inc.	2,360	310,836
Middleby Corp. (A)	2,206	382,212
Nordson Corp.	2,143	470,410
Oshkosh Corp.	2,720	339,021
Terex Corp.	2,767	131,764
Timken Co.	2,711	218,479
Toro Co.	4,245	466,441
Trinity Industries, Inc.	3,208	86,263
Woodward, Inc.	2,324	285,573

		4,872,523

Marine - 0.1%
Kirby Corp. (A)	2,383	144,505

Media - 0.9%
Cable One, Inc.	215	411,254
John Wiley & Sons, Inc., Class A	1,726	103,871
New York Times Co., Class A	5,758	250,761
TEGNA, Inc.	8,753	164,206

		930,092

Metals & Mining - 2.1%
Cleveland-Cliffs, Inc. (A) (B)	18,215	392,715
Commercial Metals Co.	4,778	146,780
Compass Minerals International, Inc.	1,348	79,883
Reliance Steel & Aluminum Co.	2,526	381,173
Royal Gold, Inc.	2,601	296,774
Steel Dynamics, Inc.	7,955	474,118
U.S. Steel Corp.	10,691	256,584
Worthington Industries, Inc.	1,387	84,857

		2,112,884

Multi-Utilities - 0.5%
Black Hills Corp.	2,493	163,616
MDU Resources Group, Inc.	7,977	249,999

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
NorthWestern Corp.	2,009	$ 120,982

		534,597

Multiline Retail - 0.7%
Kohl’s Corp.	6,194	341,351
Nordstrom, Inc. (A)	4,316	157,836
Ollie’s Bargain Outlet Holdings, Inc. (A) (B)	2,252	189,461

		688,648

Oil, Gas & Consumable Fuels - 1.7%
Antero Midstream Corp. (B)	11,355	117,978
Cimarex Energy Co.	4,077	295,379
CNX Resources Corp. (A)	8,733	119,293
EQT Corp. (A)	11,065	246,307
Equitrans Midstream Corp.	16,118	137,164
HollyFrontier Corp.	5,925	194,933
Murphy Oil Corp.	5,754	133,953
Targa Resources Corp.	9,065	402,939
World Fuel Services Corp.	2,507	79,547

		1,727,493

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	4,054	244,416

Personal Products - 0.2%
Coty, Inc., Class A (A)	11,238	104,963
Nu Skin Enterprises, Inc., Class A	1,984	112,393

		217,356

Pharmaceuticals - 0.6%
Jazz Pharmaceuticals PLC (A)	2,383	423,316
Nektar Therapeutics (A)	7,228	124,033

		547,349

Professional Services - 1.4%
ASGN, Inc. (A)	2,109	204,425
CACI International, Inc., Class A (A)	934	238,282
FTI Consulting, Inc. (A)	1,357	185,380
Insperity, Inc.	1,426	128,868
KBR, Inc.	5,604	213,793
ManpowerGroup, Inc.	2,162	257,083
Science Applications International Corp.	2,298	201,603

		1,429,434

Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc. (A)	2,034	397,566

Road & Rail - 0.9%
Avis Budget Group, Inc. (A)	2,050	159,675
Knight-Swift Transportation Holdings, Inc.	4,856	220,754
Landstar System, Inc.	1,523	240,664
Ryder System, Inc.	2,136	158,769
Werner Enterprises, Inc.	2,262	100,704

		880,566

Semiconductors & Semiconductor Equipment - 3.8%
Amkor Technology, Inc.	4,260	100,834
Brooks Automation, Inc.	2,946	280,695
Cirrus Logic, Inc. (A)	2,281	194,159
CMC Materials, Inc.	1,160	174,858
Cree, Inc. (A) (B)	4,578	448,324
First Solar, Inc. (A)	3,372	305,200
Lattice Semiconductor Corp. (A)	5,414	304,158
MKS Instruments, Inc.	2,195	390,600

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp. (A)	2,574	$ 177,091
Silicon Laboratories, Inc. (A)	1,774	271,865
SolarEdge Technologies, Inc. (A)	2,061	569,599
Synaptics, Inc. (A)	1,396	217,190
Universal Display Corp.	1,701	378,183

		3,812,756

Software - 3.7%
ACI Worldwide, Inc. (A)	4,684	173,964
Aspen Technology, Inc. (A)	2,696	370,808
Blackbaud, Inc. (A)	1,935	148,163
CDK Global, Inc.	4,828	239,903
Ceridian HCM Holding, Inc. (A)	5,207	499,455
CommVault Systems, Inc. (A)	1,825	142,660
Envestnet, Inc. (A)	2,158	163,706
Fair Isaac Corp. (A)	1,141	573,558
j2 Global, Inc. (A)	1,682	231,359
Manhattan Associates, Inc. (A)	2,522	365,287
Paylocity Holding Corp. (A)	1,490	284,292
Qualys, Inc. (A)	1,335	134,421
SailPoint Technologies Holdings, Inc. (A)	3,660	186,916
Teradata Corp. (A)	4,345	217,120

		3,731,612

Specialty Retail - 3.0%
American Eagle Outfitters, Inc. (B)	5,984	224,579
AutoNation, Inc. (A)	2,138	202,704
Dick’s Sporting Goods, Inc. (B)	2,598	260,294
Five Below, Inc. (A)	2,220	429,059
Foot Locker, Inc.	4,095	252,375
Lithia Motors, Inc., Class A	1,180	405,495
Murphy USA, Inc.	993	132,436
RH (A)	667	452,893
Urban Outfitters, Inc. (A)	2,726	112,366
Williams-Sonoma, Inc.	3,021	482,303

		2,954,504

Technology Hardware, Storage & Peripherals - 0.4%
NCR Corp. (A)	5,190	236,716
Xerox Holdings Corp.	6,392	150,148

		386,864

Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd. (A)	5,999	343,083
Carter’s, Inc.	1,743	179,825
Columbia Sportswear Co.	1,212	119,212
Crocs, Inc. (A)	2,586	301,321
Deckers Outdoor Corp. (A)	1,103	423,629
Skechers USA, Inc., Class A (A)	5,319	265,046

		1,632,116

	Shares	Value
COMMON STOCKS (continued)
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	4,474	$ 201,106
MGIC Investment Corp.	13,452	182,947
New York Community Bancorp, Inc.	18,438	203,187
Washington Federal, Inc.	2,871	91,241

		678,481

Trading Companies & Distributors - 0.8%
GATX Corp. (B)	1,403	124,123
MSC Industrial Direct Co., Inc., Class A	1,863	167,167
Univar Solutions, Inc. (A)	6,723	163,907
Watsco, Inc.	1,305	374,065

		829,262

Water Utilities - 0.4%
Essential Utilities, Inc.	8,862	404,993

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	3,949	89,484

Total Common Stocks (Cost $75,488,494)		92,996,526

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 7.0%
U.S. Treasury Bill 0.04% (C), 09/30/2021 (D)	$ 6,996,000	6,995,279

Total Short-Term U.S. Government Obligation (Cost $6,995,284)		6,995,279

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional Treasury Money Market Fund, 0.01% (C)	101,820	101,820

Total Short-Term Investment Company (Cost $101,820)		101,820

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (C)	415,081	415,081

Total Other Investment Company (Cost $415,081)		415,081

Total Investments (Cost $83,000,679)		100,508,706
Net Other Assets (Liabilities) - (0.4)%		(365,523)

Net Assets - 100.0%		$ 100,143,183

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P Midcap 400® E-Mini Index	1	09/17/2021	$272,566	$269,240	$—	$(3,326)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$92,996,526	$—	$—	$92,996,526
Short-Term U.S. Government Obligation	—	6,995,279	—	6,995,279
Short-Term Investment Company	101,820	—	—	101,820
Other Investment Company	415,081	—	—	415,081

Total Investments	$93,513,427	$6,995,279	$—	$100,508,706

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(3,326)	$—	$—	$(3,326)

Total Other Financial Instruments	$(3,326)	$—	$—	$(3,326)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,549,310, collateralized by cash collateral of $415,081 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,215,055. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2021.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 1.6%
Boeing Co. (A)	6,221	$1,490,303
General Dynamics Corp.	2,589	487,405
Howmet Aerospace, Inc. (A)	4,423	152,461
Huntington Ingalls Industries, Inc.	455	95,891
L3 Harris Technologies, Inc.	2,320	501,468
Lockheed Martin Corp.	2,767	1,046,894
Northrop Grumman Corp.	1,694	615,650
Raytheon Technologies Corp.	17,145	1,462,640
Teledyne Technologies, Inc. (A)	525	219,886
Textron, Inc.	2,553	175,570
TransDigm Group, Inc. (A)	621	401,967

		6,650,135

Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,504	140,880
Expeditors International of Washington, Inc.	1,912	242,059
FedEx Corp.	2,762	823,988
United Parcel Service, Inc., Class B	8,186	1,702,442

		2,909,369

Airlines - 0.3%
Alaska Air Group, Inc. (A)	1,410	85,037
American Airlines Group, Inc. (A)	7,257	153,921
Delta Air Lines, Inc. (A)	7,238	313,116
Southwest Airlines Co. (A)	6,691	355,225
United Airlines Holdings, Inc. (A)	3,663	191,538

		1,098,837

Auto Components - 0.2%
Aptiv PLC (A)	3,062	481,744
BorgWarner, Inc.	2,713	131,689

		613,433

Automobiles - 1.8%
Ford Motor Co. (A)	44,368	659,309
General Motors Co. (A)	14,447	854,829
Tesla, Inc. (A)	8,722	5,928,343

		7,442,481

Banks - 4.3%
Bank of America Corp.	85,335	3,518,362
Citigroup, Inc.	23,391	1,654,913
Citizens Financial Group, Inc.	4,821	221,139
Comerica, Inc.	1,579	112,646
Fifth Third Bancorp	7,966	304,540
First Republic Bank	1,990	372,468
Huntington Bancshares, Inc.	16,698	238,281
JPMorgan Chase & Co.	34,256	5,328,178
KeyCorp	10,983	226,799
M&T Bank Corp.	1,455	211,426
People’s United Financial, Inc.	4,838	82,923
PNC Financial Services Group, Inc.	4,809	917,365
Regions Financial Corp.	10,878	219,518
SVB Financial Group (A)	615	342,205
Truist Financial Corp.	15,218	844,599
US Bancorp	15,340	873,920
Wells Fargo & Co.	46,777	2,118,531
Zions Bancorp NA	1,855	98,055

		17,685,868

	Shares	Value
COMMON STOCKS (continued)
Beverages - 1.4%
Brown-Forman Corp., Class B	2,066	$ 154,826
Coca-Cola Co.	43,913	2,376,132
Constellation Brands, Inc., Class A	1,914	447,666
Molson Coors Beverage Co., Class B (A)	2,131	114,413
Monster Beverage Corp. (A)	4,188	382,574
PepsiCo, Inc.	15,633	2,316,342

		5,791,953

Biotechnology - 1.8%
AbbVie, Inc.	19,987	2,251,336
Alexion Pharmaceuticals, Inc. (A)	2,502	459,642
Amgen, Inc.	6,503	1,585,106
Biogen, Inc. (A)	1,704	590,044
Gilead Sciences, Inc.	14,192	977,261
Incyte Corp. (A)	2,115	177,935
Regeneron Pharmaceuticals, Inc. (A)	1,185	661,870
Vertex Pharmaceuticals, Inc. (A)	2,930	590,776

		7,293,970

Building Products - 0.5%
A.O. Smith Corp.	1,521	109,603
Allegion PLC	1,018	141,807
Carrier Global Corp.	9,244	449,259
Fortune Brands Home & Security, Inc.	1,566	155,989
Johnson Controls International PLC	8,111	556,658
Masco Corp.	2,872	169,190
Trane Technologies PLC	2,706	498,283

		2,080,789

Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,313	326,779
Bank of New York Mellon Corp.	9,130	467,730
BlackRock, Inc.	1,605	1,404,327
Cboe Global Markets, Inc.	1,208	143,812
Charles Schwab Corp.	16,972	1,235,731
CME Group, Inc.	4,064	864,332
Franklin Resources, Inc.	3,083	98,625
Goldman Sachs Group, Inc.	3,849	1,460,811
Intercontinental Exchange, Inc.	6,369	756,000
Invesco Ltd.	4,281	114,431
MarketAxess Holdings, Inc.	429	198,880
Moody’s Corp.	1,822	660,238
Morgan Stanley	16,843	1,544,335
MSCI, Inc.	932	496,831
Nasdaq, Inc.	1,301	228,716
Northern Trust Corp.	2,356	272,401
Raymond James Financial, Inc.	1,385	179,911
S&P Global, Inc.	2,725	1,118,476
State Street Corp.	3,935	323,772
T. Rowe Price Group, Inc.	2,566	507,991

		12,404,129

Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,506	720,926
Albemarle Corp.	1,322	222,704
Celanese Corp.	1,275	193,290
CF Industries Holdings, Inc.	2,428	124,921
Corteva, Inc.	8,340	369,879
Dow, Inc.	8,453	534,906
DuPont de Nemours, Inc.	6,021	466,086
Eastman Chemical Co.	1,544	180,262

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ecolab, Inc.	2,815	$ 579,805
FMC Corp.	1,457	157,647
International Flavors & Fragrances, Inc.	2,817	420,860
Linde PLC	5,888	1,702,221
LyondellBasell Industries NV, Class A	2,914	299,763
Mosaic Co.	3,911	124,800
PPG Industries, Inc.	2,682	455,323
Sherwin-Williams Co.	2,708	737,795

		7,291,188

Commercial Services & Supplies - 0.4%
Cintas Corp.	998	381,236
Copart, Inc. (A)	2,356	310,592
Republic Services, Inc.	2,383	262,154
Rollins, Inc.	2,507	85,739
Waste Management, Inc.	4,394	615,643

		1,655,364

Communications Equipment - 0.8%
Arista Networks, Inc. (A)	622	225,357
Cisco Systems, Inc.	47,688	2,527,464
F5 Networks, Inc. (A)	675	125,996
Juniper Networks, Inc.	3,707	101,386
Motorola Solutions, Inc.	1,921	416,569

		3,396,772

Construction & Engineering - 0.0% (B)
Quanta Services, Inc.	1,576	142,738

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	707	248,730
Vulcan Materials Co.	1,500	261,105

		509,835

Consumer Finance - 0.7%
American Express Co.	7,363	1,216,589
Capital One Financial Corp.	5,109	790,311
Discover Financial Services	3,450	408,101
Synchrony Financial	6,120	296,942

		2,711,943

Containers & Packaging - 0.3%
Amcor PLC	17,446	199,931
Avery Dennison Corp.	938	197,205
Ball Corp.	3,713	300,827
International Paper Co.	4,432	271,726
Packaging Corp. of America	1,075	145,577
Sealed Air Corp.	1,720	101,910
WestRock Co.	3,012	160,299

		1,377,475

Distributors - 0.1%
Genuine Parts Co.	1,634	206,652
LKQ Corp. (A)	3,144	154,748
Pool Corp.	454	208,231

		569,631

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B (A)	21,447	5,960,550

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	80,798	2,325,366
Lumen Technologies, Inc.	11,256	152,969

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	46,848	$ 2,624,894

		5,103,229

Electric Utilities - 1.6%
Alliant Energy Corp.	2,830	157,801
American Electric Power Co., Inc.	5,655	478,356
Duke Energy Corp.	8,706	859,456
Edison International	4,292	248,163
Entergy Corp.	2,271	226,419
Evergy, Inc.	2,593	156,695
Eversource Energy	3,886	311,813
Exelon Corp.	11,059	490,024
FirstEnergy Corp.	6,154	228,990
NextEra Energy, Inc.	22,196	1,626,523
NRG Energy, Inc.	2,769	111,591
Pinnacle West Capital Corp.	1,277	104,676
PPL Corp.	8,708	243,563
Southern Co.	11,980	724,910
Xcel Energy, Inc.	6,090	401,209

		6,370,189

Electrical Equipment - 0.6%
AMETEK, Inc.	2,612	348,702
Eaton Corp. PLC	4,509	668,143
Emerson Electric Co.	6,786	653,085
Generac Holdings, Inc. (A)	713	296,002
Rockwell Automation, Inc.	1,314	375,830

		2,341,762

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	6,762	462,588
CDW Corp.	1,586	276,995
Corning, Inc.	8,768	358,611
IPG Photonics Corp. (A)	405	85,362
Keysight Technologies, Inc. (A)	2,084	321,790
TE Connectivity Ltd.	3,736	505,145
Trimble, Inc. (A)	2,840	232,397
Zebra Technologies Corp., Class A (A)	606	320,871

		2,563,759

Energy Equipment & Services - 0.2%
Baker Hughes Co.	8,230	188,220
Halliburton Co.	10,067	232,749
NOV, Inc. (A)	4,420	67,715
Schlumberger NV	15,823	506,494

		995,178

Entertainment - 1.9%
Activision Blizzard, Inc.	8,791	839,013
Electronic Arts, Inc.	3,238	465,721
Live Nation Entertainment, Inc. (A)	1,634	143,122
Netflix, Inc. (A)	5,017	2,650,030
Take-Two Interactive Software, Inc. (A)	1,310	231,896
Walt Disney Co. (A)	20,561	3,614,007

		7,943,789

Equity Real Estate Investment Trusts - 2.5%
Alexandria Real Estate Equities, Inc.	1,552	282,371
American Tower Corp.	5,146	1,390,140
AvalonBay Communities, Inc.	1,579	329,522
Boston Properties, Inc.	1,607	184,146
Crown Castle International Corp.	4,890	954,039

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Digital Realty Trust, Inc.	3,185	$ 479,215
Duke Realty Corp.	4,245	201,001
Equinix, Inc.	1,013	813,034
Equity Residential	3,893	299,761
Essex Property Trust, Inc.	736	220,807
Extra Space Storage, Inc.	1,512	247,696
Federal Realty Investment Trust	802	93,970
Healthpeak Properties, Inc.	6,098	203,002
Host Hotels & Resorts, Inc. (A)	7,990	136,549
Iron Mountain, Inc. (C)	3,267	138,259
Kimco Realty Corp.	4,904	102,248
Mid-America Apartment Communities, Inc.	1,296	218,272
Prologis, Inc.	8,371	1,000,586
Public Storage	1,723	518,089
Realty Income Corp.	4,229	282,243
Regency Centers Corp.	1,788	114,557
SBA Communications Corp.	1,238	394,551
Simon Property Group, Inc.	3,716	484,864
UDR, Inc.	3,359	164,524
Ventas, Inc.	4,247	242,504
Vornado Realty Trust	1,777	82,933
Welltower, Inc.	4,726	392,731
Weyerhaeuser Co.	8,478	291,813

		10,263,427

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	5,002	1,979,141
Kroger Co.	8,568	328,240
Sysco Corp.	5,790	450,173
Walgreens Boots Alliance, Inc.	8,120	427,193
Walmart, Inc.	15,539	2,191,310

		5,376,057

Food Products - 0.9%
Archer-Daniels-Midland Co.	6,323	383,174
Campbell Soup Co.	2,297	104,720
Conagra Brands, Inc.	5,430	197,543
General Mills, Inc.	6,903	420,600
Hershey Co.	1,656	288,442
Hormel Foods Corp. (C)	3,189	152,275
J.M. Smucker Co.	1,241	160,796
Kellogg Co.	2,851	183,405
Kraft Heinz Co.	7,336	299,162
Lamb Weston Holdings, Inc.	1,655	133,492
McCormick & Co., Inc.	2,818	248,886
Mondelez International, Inc., Class A	15,896	992,546
Tyson Foods, Inc., Class A	3,335	245,990

		3,811,031

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	1,478	142,050

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	20,108	2,331,120
ABIOMED, Inc. (A)	512	159,800
Align Technology, Inc. (A)	816	498,576
Baxter International, Inc.	5,690	458,045
Becton Dickinson & Co.	3,290	800,095
Boston Scientific Corp. (A)	16,080	687,581
Cooper Cos., Inc.	557	220,722
Danaher Corp.	7,183	1,927,630

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	2,472	$ 156,379
DexCom, Inc. (A)	1,094	467,138
Edwards Lifesciences Corp. (A)	7,036	728,719
Hologic, Inc. (A)	2,900	193,488
IDEXX Laboratories, Inc. (A)	964	608,814
Intuitive Surgical, Inc. (A)	1,341	1,233,237
Medtronic PLC	15,224	1,889,755
ResMed, Inc.	1,646	405,772
STERIS PLC	1,105	227,962
Stryker Corp.	3,708	963,079
Teleflex, Inc.	529	212,547
West Pharmaceutical Services, Inc.	837	300,567
Zimmer Biomet Holdings, Inc.	2,360	379,535

		14,850,561

Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	1,673	191,542
Anthem, Inc.	2,770	1,057,586
Cardinal Health, Inc.	3,283	187,426
Centene Corp. (A)	6,593	480,828
Cigna Corp.	3,883	920,543
CVS Health Corp.	14,899	1,243,173
DaVita, Inc. (A)	794	95,621
HCA Healthcare, Inc.	2,975	615,052
Henry Schein, Inc. (A)	1,592	118,110
Humana, Inc.	1,459	645,928
Laboratory Corp. of America Holdings (A)	1,105	304,814
McKesson Corp.	1,791	342,511
Quest Diagnostics, Inc.	1,477	194,920
UnitedHealth Group, Inc.	10,678	4,275,898
Universal Health Services, Inc., Class B	881	129,005

		10,802,957

Health Care Technology - 0.1%
Cerner Corp.	3,410	266,526

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (A)	464	1,015,274
Caesars Entertainment, Inc. (A)	2,362	245,057
Carnival Corp. (A)	9,033	238,110
Chipotle Mexican Grill, Inc. (A)	317	491,458
Darden Restaurants, Inc.	1,479	215,919
Domino’s Pizza, Inc.	439	204,789
Expedia Group, Inc. (A)	1,600	261,936
Hilton Worldwide Holdings, Inc. (A)	3,151	380,074
Las Vegas Sands Corp. (A)	3,716	195,796
Marriott International, Inc., Class A (A)	3,023	412,700
McDonald’s Corp.	8,443	1,950,248
MGM Resorts International	4,608	196,531
Norwegian Cruise Line Holdings Ltd. (A)	4,187	123,140
Penn National Gaming, Inc. (A) (C)	1,681	128,580
Royal Caribbean Cruises Ltd. (A)	2,479	211,409
Starbucks Corp.	13,332	1,490,651
Wynn Resorts Ltd. (A)	1,191	145,659
Yum! Brands, Inc.	3,371	387,766

		8,295,097

Household Durables - 0.4%
D.R. Horton, Inc.	3,711	335,363
Garmin Ltd.	1,696	245,309
Leggett & Platt, Inc.	1,507	78,078

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (continued)
Lennar Corp., Class A	3,119	$ 309,873
Mohawk Industries, Inc. (A)	663	127,422
Newell Brands, Inc.	4,282	117,626
NVR, Inc. (A)	39	193,959
PulteGroup, Inc.	2,994	163,383
Whirlpool Corp.	709	154,576

		1,725,589

Household Products - 1.3%
Church & Dwight Co., Inc.	2,775	236,485
Clorox Co.	1,409	253,493
Colgate-Palmolive Co.	9,573	778,764
Kimberly-Clark Corp.	3,818	510,772
Procter & Gamble Co.	27,704	3,738,101

		5,517,615

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	7,540	196,568

Industrial Conglomerates - 1.2%
3M Co.	6,558	1,302,616
General Electric Co.	99,340	1,337,116
Honeywell International, Inc.	7,859	1,723,872
Roper Technologies, Inc.	1,191	560,008

		4,923,612

Insurance - 1.9%
Aflac, Inc.	7,152	383,776
Allstate Corp.	3,387	441,800
American International Group, Inc.	9,711	462,244
Aon PLC, Class A	2,552	609,316
Arthur J Gallagher & Co.	2,319	324,846
Assurant, Inc.	686	107,139
Chubb Ltd.	5,089	808,846
Cincinnati Financial Corp.	1,695	197,671
Everest Re Group Ltd.	453	114,161
Globe Life, Inc.	1,073	102,203
Hartford Financial Services Group, Inc.	4,042	250,483
Lincoln National Corp.	2,024	127,188
Loews Corp.	2,533	138,428
Marsh & McLennan Cos., Inc.	5,755	809,613
MetLife, Inc.	8,420	503,937
Principal Financial Group, Inc.	2,863	180,913
Progressive Corp.	6,621	650,248
Prudential Financial, Inc.	4,458	456,811
Travelers Cos., Inc.	2,846	426,075
Unum Group	2,311	65,632
W.R. Berkley Corp.	1,585	117,972
Willis Towers Watson PLC	1,458	335,369

		7,614,671

Interactive Media & Services - 6.4%
Alphabet, Inc., Class A (A)	3,403	8,309,411
Alphabet, Inc., Class C (A)	3,221	8,072,857
Facebook, Inc., Class A (A)	27,113	9,427,461
Twitter, Inc. (A)	9,031	621,423

		26,431,152

Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (A)	4,850	16,684,776
eBay, Inc.	7,323	514,148

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail (continued)
Etsy, Inc. (A)	1,437	$ 295,792

		17,494,716

IT Services - 5.1%
Accenture PLC, Class A	7,192	2,120,130
Akamai Technologies, Inc. (A)	1,845	215,127
Automatic Data Processing, Inc.	4,817	956,753
Broadridge Financial Solutions, Inc.	1,315	212,412
Cognizant Technology Solutions Corp., Class A	5,967	413,274
DXC Technology Co. (A)	2,884	112,303
Fidelity National Information Services, Inc.	7,018	994,240
Fiserv, Inc. (A)	6,739	720,332
FleetCor Technologies, Inc. (A)	942	241,208
Gartner, Inc. (A)	973	235,661
Global Payments, Inc.	3,340	626,384
International Business Machines Corp.	10,111	1,482,171
Jack Henry & Associates, Inc.	842	137,675
Mastercard, Inc., Class A	9,900	3,614,391
Paychex, Inc.	3,630	389,499
PayPal Holdings, Inc. (A)	13,295	3,875,227
VeriSign, Inc. (A)	1,121	255,240
Visa, Inc., Class A	19,144	4,476,250
Western Union Co.	4,632	106,397

		21,184,674

Leisure Products - 0.0% (B)
Hasbro, Inc.	1,446	136,676

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	3,434	507,580
Bio-Rad Laboratories, Inc., Class A (A)	245	157,851
Charles River Laboratories International, Inc. (A)	569	210,485
Illumina, Inc. (A)	1,652	781,743
IQVIA Holdings, Inc. (A)	2,168	525,350
Mettler-Toledo International, Inc. (A)	265	367,115
PerkinElmer, Inc.	1,269	195,946
Thermo Fisher Scientific, Inc.	4,447	2,243,378
Waters Corp. (A)	699	241,581

		5,231,029

Machinery - 1.7%
Caterpillar, Inc.	6,199	1,349,088
Cummins, Inc.	1,654	403,262
Deere & Co.	3,531	1,245,419
Dover Corp.	1,628	245,177
Fortive Corp.	3,830	267,104
IDEX Corp.	858	188,803
Illinois Tool Works, Inc.	3,252	727,017
Ingersoll Rand, Inc. (A)	4,226	206,271
Otis Worldwide Corp.	4,565	373,280
PACCAR, Inc.	3,928	350,574
Parker-Hannifin Corp.	1,459	448,073
Pentair PLC	1,882	127,016
Snap-on, Inc.	612	136,739
Stanley Black & Decker, Inc.	1,828	374,722
Westinghouse Air Brake Technologies Corp.	2,009	165,341
Xylem, Inc.	2,036	244,239

		6,852,125

Media - 1.3%
Charter Communications, Inc., Class A (A)	1,558	1,124,019
Comcast Corp., Class A	51,884	2,958,426

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Discovery, Inc., Class A (A) (C)	1,910	$ 58,599
Discovery, Inc., Class C (A)	3,400	98,532
DISH Network Corp., Class A (A)	2,811	117,500
Fox Corp., Class A	3,698	137,307
Fox Corp., Class B	1,720	60,544
Interpublic Group of Cos., Inc.	4,451	144,613
News Corp., Class A	4,426	114,058
News Corp., Class B	1,379	33,579
Omnicom Group, Inc.	2,435	194,775
ViacomCBS, Inc., Class B	6,853	309,755

		5,351,707

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	16,585	615,469
Newmont Corp.	9,066	574,603
Nucor Corp.	3,386	324,819

		1,514,891

Multi-Utilities - 0.7%
Ameren Corp.	2,892	231,476
CenterPoint Energy, Inc.	6,568	161,047
CMS Energy Corp.	3,275	193,487
Consolidated Edison, Inc.	3,879	278,202
Dominion Energy, Inc.	9,127	671,473
DTE Energy Co.	2,192	284,083
NiSource, Inc.	4,438	108,731
Public Service Enterprise Group, Inc.	5,716	341,474
Sempra Energy	3,566	472,424
WEC Energy Group, Inc.	3,570	317,551

		3,059,948

Multiline Retail - 0.5%
Dollar General Corp.	2,672	578,194
Dollar Tree, Inc. (A)	2,624	261,088
Target Corp.	5,598	1,353,261

		2,192,543

Oil, Gas & Consumable Fuels - 2.6%
APA Corp.	4,276	92,490
Cabot Oil & Gas Corp.	4,523	78,971
Chevron Corp.	21,870	2,290,664
ConocoPhillips	15,270	929,943
Devon Energy Corp.	6,740	196,741
Diamondback Energy, Inc.	2,047	192,193
EOG Resources, Inc.	6,603	550,954
Exxon Mobil Corp.	47,908	3,022,037
Hess Corp.	3,108	271,390
Kinder Morgan, Inc.	22,038	401,753
Marathon Oil Corp.	8,918	121,463
Marathon Petroleum Corp.	7,208	435,507
Occidental Petroleum Corp.	9,506	297,253
ONEOK, Inc.	5,041	280,481
Phillips 66	4,954	425,152
Pioneer Natural Resources Co.	2,621	425,965
Valero Energy Corp.	4,626	361,198
Williams Cos., Inc.	13,747	364,983

		10,739,138

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	2,623	834,324

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	25,278	$ 1,689,076
Catalent, Inc. (A)	1,929	208,563
Eli Lilly & Co.	9,007	2,067,287
Johnson & Johnson	29,798	4,908,923
Merck & Co., Inc.	28,651	2,228,188
Organon & Co. (A)	2,863	86,634
Perrigo Co. PLC	1,510	69,234
Pfizer, Inc.	63,343	2,480,512
Viatris, Inc.	13,677	195,444
Zoetis, Inc.	5,374	1,001,499

		14,935,360

Professional Services - 0.4%
Equifax, Inc.	1,378	330,045
IHS Markit Ltd.	4,241	477,791
Jacobs Engineering Group, Inc.	1,472	196,394
Leidos Holdings, Inc.	1,503	151,953
Nielsen Holdings PLC	4,057	100,086
Robert Half International, Inc.	1,277	113,615
Verisk Analytics, Inc.	1,835	320,611

		1,690,495

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	3,797	325,517

Road & Rail - 1.0%
CSX Corp.	25,713	824,873
JB Hunt Transport Services, Inc.	944	153,825
Kansas City Southern	1,028	291,304
Norfolk Southern Corp.	2,832	751,641
Old Dominion Freight Line, Inc.	1,076	273,089
Union Pacific Corp.	7,518	1,653,434

		3,948,166

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (A)	13,750	1,291,537
Analog Devices, Inc.	4,175	718,768
Applied Materials, Inc.	10,385	1,478,824
Broadcom, Inc.	4,621	2,203,478
Enphase Energy, Inc. (A)	1,535	281,872
Intel Corp.	45,693	2,565,205
KLA Corp.	1,735	562,504
Lam Research Corp.	1,613	1,049,579
Maxim Integrated Products, Inc.	3,038	320,084
Microchip Technology, Inc.	3,097	463,745
Micron Technology, Inc. (A)	12,691	1,078,481
Monolithic Power Systems, Inc.	486	181,497
NVIDIA Corp.	7,051	5,641,505
NXP Semiconductors NV	3,119	641,641
Qorvo, Inc. (A)	1,275	249,454
QUALCOMM, Inc.	12,763	1,824,215
Skyworks Solutions, Inc.	1,869	358,381
Teradyne, Inc.	1,882	252,113
Texas Instruments, Inc.	10,452	2,009,920
Xilinx, Inc.	2,782	402,388

		23,575,191

Software - 8.9%
Adobe, Inc. (A)	5,408	3,167,141
ANSYS, Inc. (A)	985	341,854
Autodesk, Inc. (A)	2,491	727,123

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Cadence Design Systems, Inc. (A)	3,148	$ 430,709
Citrix Systems, Inc.	1,407	164,999
Fortinet, Inc. (A)	1,533	365,145
Intuit, Inc.	3,094	1,516,586
Microsoft Corp.	85,228	23,088,265
NortonLifeLock, Inc.	6,561	178,591
Oracle Corp.	20,558	1,600,235
Paycom Software, Inc. (A)	556	202,089
PTC, Inc. (A)	1,190	168,099
salesforce.com, Inc. (A)	10,480	2,559,950
ServiceNow, Inc. (A)	2,234	1,227,695
Synopsys, Inc. (A)	1,726	476,014
Tyler Technologies, Inc. (A)	460	208,090

		36,422,585

Specialty Retail - 2.2%
Advance Auto Parts, Inc.	741	152,009
AutoZone, Inc. (A)	246	367,086
Best Buy Co., Inc.	2,524	290,210
CarMax, Inc. (A)	1,847	238,540
Gap, Inc.	2,351	79,111
Home Depot, Inc.	12,032	3,836,885
L Brands, Inc.	2,650	190,959
Lowe’s Cos., Inc.	7,999	1,551,566
O’Reilly Automotive, Inc. (A)	791	447,872
Ross Stores, Inc.	4,036	500,464
TJX Cos., Inc.	13,647	920,081
Tractor Supply Co.	1,305	242,808
Ulta Beauty, Inc. (A)	620	214,377

		9,031,968

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	177,507	24,311,359
Hewlett Packard Enterprise Co.	14,778	215,463
HP, Inc.	13,593	410,373
NetApp, Inc.	2,520	206,186
Seagate Technology Holdings PLC	2,253	198,106
Western Digital Corp. (A)	3,468	246,818

		25,588,305

Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (C)	3,950	73,746
NIKE, Inc., Class B	14,429	2,229,136
PVH Corp. (A)	808	86,933

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	546	$ 64,324
Tapestry, Inc. (A)	3,154	137,136
Under Armour, Inc., Class A (A)	2,134	45,134
Under Armour, Inc., Class C (A)	2,223	41,281
VF Corp.	3,640	298,626

		2,976,316

Tobacco - 0.7%
Altria Group, Inc.	20,942	998,515
Philip Morris International, Inc.	17,637	1,748,003

		2,746,518

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,501	338,052
United Rentals, Inc. (A)	820	261,588
WW Grainger, Inc.	495	216,810

		816,450

Water Utilities - 0.1%
American Water Works Co., Inc.	2,052	316,275

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	6,631	960,368

Total Common Stocks (Cost $322,015,922)		411,046,564

SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	616,716	616,716

Total Short-Term Investment Company (Cost $616,716)		616,716

OTHER INVESTMENT COMPANY - 0.0% (B)
Securities Lending Collateral - 0.0% (B)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	58,118	58,118

Total Other Investment Company (Cost $58,118)		58,118

Total Investments (Cost $322,690,756)		411,721,398
Net Other Assets (Liabilities) - 0.0% (B)		108,701

Net Assets - 100.0%		$ 411,830,099

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	3	09/17/2021	$635,292	$643,290	$7,998	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$411,046,564	$—	$—	$411,046,564
Short-Term Investment Company	616,716	—	—	616,716
Other Investment Company	58,118	—	—	58,118

Total Investments	$411,721,398	$—	$—	$411,721,398

Other Financial Instruments
Futures Contracts (F)	$7,998	$—	$—	$7,998

Total Other Financial Instruments	$7,998	$—	$—	$7,998

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $229,098, collateralized by cash collateral of $58,118 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $176,570. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 68.3%
Aerospace & Defense - 0.8%
AAR Corp. (A)	980	$37,975
Aerojet Rocketdyne Holdings, Inc.	2,200	106,238
AeroVironment, Inc. (A)	664	66,500
Kaman Corp.	823	41,479
Moog, Inc., Class A	865	72,712
National Presto Industries, Inc.	154	15,654
Park Aerospace Corp.	554	8,255
Triumph Group, Inc. (A)	1,802	37,391

		386,204

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (A)	815	55,510
Echo Global Logistics, Inc. (A)	787	24,192
Forward Air Corp.	808	72,518
Hub Group, Inc., Class A (A)	997	65,782

		218,002

Airlines - 0.4%
Allegiant Travel Co. (A)	431	83,614
Hawaiian Holdings, Inc. (A)	1,510	36,799
SkyWest, Inc. (A)	1,487	64,045

		184,458

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc. (A)	3,367	34,848
Cooper-Standard Holdings, Inc. (A)	501	14,529
Dorman Products, Inc. (A)	843	87,394
Gentherm, Inc. (A)	979	69,558
LCI Industries	745	97,908
Motorcar Parts of America, Inc. (A)	563	12,634
Patrick Industries, Inc.	661	48,253
Standard Motor Products, Inc.	589	25,533

		390,657

Automobiles - 0.1%
Winnebago Industries, Inc.	992	67,416

Banks - 6.6%
Allegiance Bancshares, Inc.	549	21,104
Ameris Bancorp	2,061	104,348
Banc of California, Inc.	1,319	23,135
BancFirst Corp.	552	34,461
Bancorp, Inc. (A)	1,506	34,653
BankUnited, Inc.	2,755	117,611
Banner Corp.	1,028	55,728
Berkshire Hills Bancorp, Inc.	1,513	41,471
Boston Private Financial Holdings, Inc.	2,436	35,931
Brookline Bancorp, Inc.	2,311	34,549
Cadence Bancorp	3,685	76,943
Central Pacific Financial Corp.	835	21,760
City Holding Co.	463	34,836
Columbia Banking System, Inc.	2,119	81,709
Community Bank System, Inc.	1,592	120,435
Customers Bancorp, Inc. (A)	877	34,194
CVB Financial Corp.	3,775	77,727
Dime Community Bancshares, Inc.	1,045	35,133
Eagle Bancorp, Inc.	944	52,940
FB Financial Corp.	993	37,059
First Bancorp	841	34,405
First Bancorp	6,370	75,930
First Commonwealth Financial Corp.	2,843	40,001

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bancorp	2,873	$ 67,889
First Hawaiian, Inc.	3,852	109,166
First Midwest Bancorp, Inc.	3,378	66,986
Great Western Bancorp, Inc.	1,628	53,382
Hanmi Financial Corp.	906	17,268
Heritage Financial Corp.	1,062	26,571
Hilltop Holdings, Inc.	1,922	69,961
Hope Bancorp, Inc.	3,649	51,743
Independent Bank Corp.	977	73,764
Independent Bank Group, Inc.	1,084	80,194
Investors Bancorp, Inc.	6,658	94,943
National Bank Holdings Corp., Class A	909	34,306
NBT Bancorp, Inc.	1,284	46,185
OFG Bancorp	1,526	33,755
Old National Bancorp	4,897	86,236
Pacific Premier Bancorp, Inc.	2,795	118,201
Park National Corp.	421	49,434
Preferred Bank	401	25,371
Renasant Corp.	1,664	66,560
S&T Bancorp, Inc.	1,162	36,371
Seacoast Banking Corp. of Florida	1,633	55,767
ServisFirst Bancshares, Inc.	1,391	94,560
Simmons First National Corp., Class A	3,200	93,888
Southside Bancshares, Inc.	914	34,942
SVB Financial Group	56	30,904
Tompkins Financial Corp.	356	27,611
Triumph Bancorp, Inc. (A)	668	49,599
United Community Banks, Inc.	2,563	82,042
Veritex Holdings, Inc.	1,460	51,699
Westamerica Bancorp	794	46,076

		3,001,437

Beverages - 0.4%
Celsius Holdings, Inc. (A)	970	73,807
Coca-Cola Consolidated, Inc.	137	55,092
MGP Ingredients, Inc. (B)	389	26,312
National Beverage Corp.	689	32,542

		187,753

Biotechnology - 1.0%
Anika Therapeutics, Inc. (A)	426	18,442
Coherus Biosciences, Inc. (A)	1,970	27,245
Cytokinetics, Inc. (A) (B)	2,119	41,935
Eagle Pharmaceuticals, Inc. (A)	345	14,766
Enanta Pharmaceuticals, Inc. (A)	531	23,369
Myriad Genetics, Inc. (A)	2,276	69,600
Organogenesis Holdings, Inc. (A)	1,477	24,548
REGENXBIO, Inc. (A)	1,030	40,015
Spectrum Pharmaceuticals, Inc. (A)	4,771	17,891
Vanda Pharmaceuticals, Inc. (A)	1,641	35,298
Vericel Corp. (A) (B)	1,370	71,925
Xencor, Inc. (A)	1,720	59,323

		444,357

Building Products - 1.3%
AAON, Inc.	1,209	75,671
American Woodmark Corp. (A)	503	41,090
Apogee Enterprises, Inc.	761	30,996
Gibraltar Industries, Inc. (A)	965	73,639
Griffon Corp.	1,340	34,344

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Building Products (continued)
Insteel Industries, Inc.	572	$ 18,390
PGT Innovations, Inc. (A)	1,760	40,885
Quanex Building Products Corp.	992	24,641
Resideo Technologies, Inc. (A)	4,250	127,500
UFP Industries, Inc.	1,827	135,819

		602,975

Capital Markets - 0.7%
B Riley Financial, Inc.	522	39,411
Blucora, Inc. (A)	1,431	24,771
Brightsphere Investment Group, Inc.	1,759	41,214
Donnelley Financial Solutions, Inc. (A)	880	29,040
Greenhill & Co., Inc.	431	6,706
Piper Sandler Cos.	427	55,322
StoneX Group, Inc. (A)	493	29,910
Virtus Investment Partners, Inc.	212	58,887
WisdomTree Investments, Inc. (B)	3,315	20,553

		305,814

Chemicals - 1.8%
AdvanSix, Inc. (A)	828	24,724
American Vanguard Corp.	802	14,043
Balchem Corp.	959	125,878
Ferro Corp. (A)	2,441	52,652
FutureFuel Corp.	762	7,315
GCP Applied Technologies, Inc. (A)	1,430	33,262
Hawkins, Inc.	560	18,340
HB Fuller Co.	1,543	98,150
Innospec, Inc.	728	65,964
Koppers Holdings, Inc. (A)	627	20,283
Kraton Corp. (A)	950	30,676
Livent Corp. (A) (B)	4,700	90,992
Quaker Chemical Corp. (B)	391	92,741
Rayonier Advanced Materials, Inc. (A)	1,879	12,571
Stepan Co.	632	76,011
Tredegar Corp.	766	10,548
Trinseo SA	1,144	68,457

		842,607

Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	1,983	87,946
Brady Corp., Class A	1,434	80,361
CoreCivic, Inc. (A)	3,554	37,210
Deluxe Corp.	1,247	59,569
Harsco Corp. (A)	2,338	47,742
HNI Corp.	1,287	56,589
Interface, Inc.	1,744	26,683
Matthews International Corp., Class A	935	33,623
Pitney Bowes, Inc.	5,185	45,473
Team, Inc. (A)	912	6,111
UniFirst Corp.	450	105,588
US Ecology, Inc. (A)	931	34,931
Viad Corp. (A)	605	30,159

		651,985

Communications Equipment - 0.8%
ADTRAN, Inc.	1,430	29,529
Applied Optoelectronics, Inc. (A)	731	6,192
CalAmp Corp. (A)	1,042	13,254
Comtech Telecommunications Corp.	769	18,579
Digi International, Inc. (A)	1,005	20,211

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Extreme Networks, Inc. (A)	3,723	$ 41,549
Harmonic, Inc. (A)	2,986	25,441
NETGEAR, Inc. (A)	901	34,526
Plantronics, Inc. (A)	1,125	46,946
Viavi Solutions, Inc. (A)	6,755	119,293

		355,520

Construction & Engineering - 0.6%
Arcosa, Inc.	1,423	83,587
Comfort Systems USA, Inc.	1,071	84,384
Granite Construction, Inc.	1,353	56,190
Matrix Service Co. (A)	784	8,232
MYR Group, Inc. (A)	498	45,278

		277,671

Construction Materials - 0.1%
US Concrete, Inc. (A)	477	35,203

Consumer Finance - 0.5%
Encore Capital Group, Inc. (A) (B)	915	43,362
Enova International, Inc. (A)	1,085	37,118
EZCORP, Inc., Class A (A)	1,562	9,419
Green Dot Corp., Class A (A)	1,607	75,288
PRA Group, Inc. (A)	1,354	52,088
World Acceptance Corp. (A)	117	18,748

		236,023

Containers & Packaging - 0.2%
Myers Industries, Inc.	1,065	22,365
O-I Glass, Inc. (A)	4,664	76,163

		98,528

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,334	60,043

Diversified Consumer Services - 0.1%
American Public Education, Inc. (A)	552	15,644
Perdoceo Education Corp. (A)	2,080	25,521
Regis Corp. (A) (B)	719	6,730

		47,895

Diversified Telecommunication Services - 0.3%
ATN International, Inc.	325	14,784
Cincinnati Bell, Inc. (A)	1,504	23,192
Cogent Communications Holdings, Inc.	1,250	96,112
Consolidated Communications Holdings, Inc. (A)	2,173	19,101

		153,189

Electrical Equipment - 0.3%
AZZ, Inc.	740	38,317
Encore Wire Corp.	609	46,156
Powell Industries, Inc.	263	8,140
Vicor Corp. (A)	629	66,511

		159,124

Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.	1,136	128,039
Arlo Technologies, Inc. (A)	2,400	16,248
Badger Meter, Inc.	862	84,579
Bel Fuse, Inc., Class B	301	4,334
Benchmark Electronics, Inc.	1,059	30,139
CTS Corp.	956	35,525
Daktronics, Inc. (A)	1,089	7,177
ePlus, Inc. (A)	399	34,589

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Fabrinet (A)	1,089	$ 104,402
FARO Technologies, Inc. (A)	536	41,685
Insight Enterprises, Inc. (A)	1,044	104,411
Itron, Inc. (A)	1,333	133,273
Knowles Corp. (A)	2,741	54,107
Methode Electronics, Inc.	1,137	55,952
OSI Systems, Inc. (A)	495	50,312
PC Connection, Inc.	325	15,038
Plexus Corp. (A)	844	77,150
Rogers Corp. (A)	553	111,042
Sanmina Corp. (A)	1,922	74,881
ScanSource, Inc. (A)	751	21,126
TTM Technologies, Inc. (A)	2,944	42,099

		1,226,108

Energy Equipment & Services - 1.1%
Archrock, Inc.	3,822	34,054
Bristow Group, Inc. (A)	684	17,517
Core Laboratories NV	1,369	53,323
DMC Global, Inc. (A)	553	31,084
Dril-Quip, Inc. (A)	1,047	35,420
Helix Energy Solutions Group, Inc. (A)	4,186	23,902
Helmerich & Payne, Inc.	3,187	103,992
Nabors Industries Ltd. (A)	194	22,163
Oceaneering International, Inc. (A)	2,946	45,869
Oil States International, Inc. (A)	1,811	14,216
Patterson-UTI Energy, Inc.	5,547	55,137
ProPetro Holding Corp. (A)	2,417	22,140
RPC, Inc. (A)	1,721	8,519
US Silica Holdings, Inc. (A)	2,196	25,386

		492,722

Entertainment - 0.0% (C)
Marcus Corp. (A) (B)	712	15,102

Equity Real Estate Investment Trusts - 4.9%
Acadia Realty Trust	2,549	55,976
Agree Realty Corp.	2,007	141,474
Alexander & Baldwin, Inc.	2,139	39,187
American Assets Trust, Inc.	1,483	55,301
Armada Hoffler Properties, Inc.	1,781	23,670
Brandywine Realty Trust	5,048	69,208
CareTrust, Inc.	2,860	66,438
Centerspace	383	30,219
Chatham Lodging Trust (A)	1,437	18,494
Community Healthcare Trust, Inc.	677	32,130
DiamondRock Hospitality Co. (A)	6,212	60,256
Diversified Healthcare Trust	7,038	29,419
Easterly Government Properties, Inc.	2,477	52,215
Essential Properties Realty Trust, Inc.	3,472	93,883
Four Corners Property Trust, Inc.	2,250	62,123
Franklin Street Properties Corp.	2,854	15,012
GEO Group, Inc. (B)	3,593	25,582
Getty Realty Corp.	1,102	34,327
Global Net Lease, Inc.	2,818	52,133
Hersha Hospitality Trust (A)	1,086	11,685
Independence Realty Trust, Inc.	3,019	55,036
Industrial Logistics Properties Trust	1,928	50,398
Innovative Industrial Properties, Inc. (B)	707	135,051
iStar, Inc. (B)	2,163	44,839

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Kite Realty Group Trust	2,495	$ 54,915
Lexington Realty Trust	8,201	98,002
LTC Properties, Inc.	1,163	44,648
Mack-Cali Realty Corp.	2,547	43,681
NexPoint Residential Trust, Inc.	667	36,672
Office Properties Income Trust	1,428	41,855
Retail Opportunity Investments Corp.	3,508	61,951
Retail Properties of America, Inc., Class A	6,343	72,627
RPT Realty	2,397	31,113
Safehold, Inc. (B)	426	33,441
Saul Centers, Inc.	382	17,362
Service Properties Trust	4,869	61,349
SITE Centers Corp.	4,987	75,104
Summit Hotel Properties, Inc. (A)	3,135	29,250
Tanger Factory Outlet Centers, Inc. (B)	2,978	56,135
Uniti Group, Inc.	6,896	73,029
Universal Health Realty Income Trust	378	23,266
Urstadt Biddle Properties, Inc., Class A	890	17,248
Washington, REIT	2,498	57,454
Whitestone, REIT	1,180	9,735
Xenia Hotels & Resorts, Inc. (A)	3,362	62,970

		2,255,863

Food & Staples Retailing - 0.4%
Andersons, Inc.	925	28,240
Chefs’ Warehouse, Inc. (A)	963	30,652
PriceSmart, Inc.	690	62,797
SpartanNash Co.	1,070	20,662
United Natural Foods, Inc. (A)	1,663	61,498

		203,849

Food Products - 0.8%
B&G Foods, Inc. (B)	1,914	62,779
Cal-Maine Foods, Inc.	1,106	40,048
Calavo Growers, Inc.	492	31,203
Fresh Del Monte Produce, Inc.	899	29,559
J&J Snack Foods Corp.	444	77,438
John B Sanfilippo & Son, Inc.	263	23,294
Seneca Foods Corp., Class A (A)	197	10,063
Simply Good Foods Co. (A)	2,489	90,873

		365,257

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	517	62,211
NorthWest Natural Holding Co.	905	47,531
South Jersey Industries, Inc.	3,322	86,139

		195,881

Health Care Equipment & Supplies - 2.3%
AngioDynamics, Inc. (A)	1,127	30,576
Avanos Medical, Inc. (A)	1,420	51,645
Cardiovascular Systems, Inc. (A)	1,187	50,626
CONMED Corp.	859	118,052
CryoLife, Inc. (A)	1,154	32,774
Cutera, Inc. (A) (B)	525	25,741
Glaukos Corp. (A)	1,368	116,047
Heska Corp. (A) (B)	292	67,081
Inogen, Inc. (A)	549	35,778
Integer Holdings Corp. (A)	975	91,845
Invacare Corp. (A) (B)	1,033	8,336

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Lantheus Holdings, Inc. (A)	1,995	$ 55,142
LeMaitre Vascular, Inc.	506	30,876
Meridian Bioscience, Inc. (A)	1,281	28,413
Merit Medical Systems, Inc. (A)	1,455	94,080
Mesa Laboratories, Inc.	144	39,048
Natus Medical, Inc. (A)	1,006	26,136
OraSure Technologies, Inc. (A)	2,126	21,558
Orthofix Medical, Inc. (A)	579	23,224
Surmodics, Inc. (A)	410	22,242
Tactile Systems Technology, Inc. (A)	581	30,212
Varex Imaging Corp. (A)	1,161	31,138
Zynex, Inc. (A) (B)	577	8,961

		1,039,531

Health Care Providers & Services - 2.6%
Addus HomeCare Corp. (A)	446	38,909
AMN Healthcare Services, Inc. (A)	1,396	135,384
Apollo Medical Holdings, Inc. (A) (B)	390	24,496
Community Health Systems, Inc. (A)	3,669	56,649
CorVel Corp. (A)	270	36,261
Covetrus, Inc. (A)	2,945	79,515
Cross Country Healthcare, Inc. (A)	1,035	17,088
Ensign Group, Inc.	1,528	132,432
Fulgent Genetics, Inc. (A) (B)	522	48,144
Hanger, Inc. (A)	1,138	28,769
Joint Corp. (A)	390	32,729
Magellan Health, Inc. (A)	687	64,715
MEDNAX, Inc. (A)	2,547	76,792
ModivCare, Inc. (A)	359	61,055
Owens & Minor, Inc.	2,221	94,015
Pennant Group, Inc. (A)	752	30,757
RadNet, Inc. (A)	1,293	43,561
Select Medical Holdings Corp.	3,186	134,640
Tivity Health, Inc. (A)	1,120	29,467
US Physical Therapy, Inc.	381	44,147

		1,209,525

Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (A)	4,171	77,205
Computer Programs & Systems, Inc.	378	12,561
HealthStream, Inc. (A)	745	20,815
NextGen Healthcare, Inc. (A)	1,643	27,257
Omnicell, Inc. (A)	1,276	193,250
Simulations Plus, Inc. (B)	451	24,765
Tabula Rasa HealthCare, Inc. (A) (B)	667	33,350

		389,203

Hotels, Restaurants & Leisure - 1.3%
BJ’s Restaurants, Inc. (A)	686	33,710
Bloomin’ Brands, Inc. (A) (B)	2,391	64,892
Brinker International, Inc. (A)	1,352	83,621
Cheesecake Factory, Inc. (A)	1,359	73,631
Chuy’s Holdings, Inc. (A)	589	21,946
Dave & Buster’s Entertainment, Inc. (A)	1,412	57,327
Dine Brands Global, Inc. (A)	508	45,339
El Pollo Loco Holdings, Inc. (A)	561	10,261
Fiesta Restaurant Group, Inc. (A)	523	7,024
Monarch Casino & Resort, Inc. (A)	383	25,343
Red Robin Gourmet Burgers, Inc. (A)	463	15,330
Ruth’s Hospitality Group, Inc. (A)	944	21,740

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Shake Shack, Inc., Class A (A)	1,074	$ 114,939

		575,103

Household Durables - 1.6%
Cavco Industries, Inc. (A)	253	56,214
Century Communities, Inc.	867	57,690
Ethan Allen Interiors, Inc.	648	17,885
Installed Building Products, Inc.	666	81,492
iRobot Corp. (A)	829	77,420
La-Z-Boy, Inc.	1,369	50,708
LGI Homes, Inc. (A)	649	105,099
M/I Homes, Inc. (A)	862	50,574
MDC Holdings, Inc.	1,640	82,984
Meritage Homes Corp. (A)	1,119	105,276
Tupperware Brands Corp. (A)	1,467	34,841
Universal Electronics, Inc. (A)	407	19,739

		739,922

Household Products - 0.4%
Central Garden & Pet Co. (A)	287	15,191
Central Garden & Pet Co., Class A (A)	1,173	56,656
WD-40 Co.	405	103,797

		175,644

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	1,060	61,321

Insurance - 1.9%
Ambac Financial Group, Inc. (A)	1,366	21,392
American Equity Investment Life Holding Co.	2,538	82,028
AMERISAFE, Inc.	572	34,143
Assured Guaranty Ltd.	2,228	105,785
eHealth, Inc. (A)	772	45,085
Employers Holdings, Inc.	842	36,038
Genworth Financial, Inc., Class A (A)	14,972	58,391
HCI Group, Inc. (B)	194	19,289
Horace Mann Educators Corp.	1,225	45,839
James River Group Holdings Ltd.	1,101	41,310
Palomar Holdings, Inc. (A)	643	48,521
ProAssurance Corp.	1,595	36,286
Safety Insurance Group, Inc.	421	32,956
Selectquote, Inc. (A)	1,302	25,077
SiriusPoint Ltd. (A)	2,243	22,587
Stewart Information Services Corp.	792	44,898
Trupanion, Inc. (A)	993	114,294
United Fire Group, Inc.	638	17,692
United Insurance Holdings Corp.	613	3,494
Universal Insurance Holdings, Inc.	839	11,645

		846,750

Interactive Media & Services - 0.1%
QuinStreet, Inc. (A)	1,456	27,052

Internet & Direct Marketing Retail - 0.5%
Liquidity Services, Inc. (A)	799	20,335
PetMed Express, Inc. (B)	598	19,046
Shutterstock, Inc.	660	64,792
Stamps.com, Inc. (A)	541	108,357

		212,530

IT Services - 1.0%
BM Technologies, Inc. (A)	83	1,033
CSG Systems International, Inc.	972	45,859

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
EVERTEC, Inc.	1,769	$ 77,217
ExlService Holdings, Inc. (A)	988	104,985
Perficient, Inc. (A)	977	78,570
Sykes Enterprises, Inc. (A)	1,175	63,097
TTEC Holdings, Inc.	539	55,565
Unisys Corp. (A)	1,980	50,114

		476,440

Leisure Products - 0.3%
Sturm Ruger & Co., Inc.	519	46,700
Vista Outdoor, Inc. (A)	1,705	78,907

		125,607

Life Sciences Tools & Services - 0.4%
Luminex Corp.	1,299	47,803
NeoGenomics, Inc. (A) (B)	3,485	157,418

		205,221

Machinery - 3.7%
Alamo Group, Inc.	292	44,583
Albany International Corp., Class A	906	80,870
Astec Industries, Inc.	671	42,233
Barnes Group, Inc.	1,376	70,520
Chart Industries, Inc. (A)	1,052	153,929
CIRCOR International, Inc. (A)	597	19,462
Enerpac Tool Group Corp.	1,775	47,250
EnPro Industries, Inc.	608	59,067
ESCO Technologies, Inc.	769	72,140
Federal Signal Corp.	1,788	71,931
Franklin Electric Co., Inc.	1,139	91,826
Greenbrier Cos., Inc.	970	42,273
Hillenbrand, Inc.	2,224	98,034
John Bean Technologies Corp.	938	133,777
Lindsay Corp.	322	53,220
Lydall, Inc. (A)	507	30,684
Meritor, Inc. (A)	2,145	50,236
Mueller Industries, Inc.	1,687	73,064
Proto Labs, Inc. (A)	819	75,184
SPX Corp. (A)	1,337	81,664
SPX Flow, Inc.	1,247	81,354
Standex International Corp.	361	34,262
Tennant Co.	550	43,917
Titan International, Inc. (A)	1,493	12,661
Wabash National Corp.	1,532	24,512
Watts Water Technologies, Inc., Class A	815	118,917

		1,707,570

Marine - 0.2%
Matson, Inc.	1,284	82,176

Media - 0.6%
AMC Networks, Inc., Class A (A)	907	60,588
EW Scripps Co., Class A	1,704	34,745
Gannett Co., Inc. (A)	3,999	21,954
Meredith Corp. (A)	1,200	52,128
Scholastic Corp.	889	33,684
TechTarget, Inc. (A)	698	54,088

		257,187

Metals & Mining - 1.0%
Allegheny Technologies, Inc. (A)	3,758	78,354
Arconic Corp. (A)	2,893	103,049

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (continued)
Carpenter Technology Corp.	1,419	$ 57,072
Century Aluminum Co. (A)	1,490	19,206
Haynes International, Inc.	374	13,232
Kaiser Aluminum Corp.	468	57,794
Materion Corp.	602	45,361
Olympic Steel, Inc.	269	7,906
SunCoke Energy, Inc.	2,452	17,507
TimkenSteel Corp. (A) (B)	1,135	16,060
Warrior Met Coal, Inc.	1,519	26,127

		441,668

Mortgage Real Estate Investment Trusts - 1.0%
Apollo Commercial Real Estate Finance, Inc.	3,801	60,626
ARMOUR Residential, Inc. (B)	2,104	24,028
Capstead Mortgage Corp.	2,862	17,573
Ellington Financial, Inc.	1,292	24,742
Granite Point Mortgage Trust, Inc.	1,628	24,013
Invesco Mortgage Capital, Inc. (B)	8,392	32,729
KKR Real Estate Finance Trust, Inc.	806	17,434
New York Mortgage Trust, Inc.	11,204	50,082
PennyMac Mortgage Investment Trust	2,893	60,926
Ready Capital Corp.	1,704	27,042
Redwood Trust, Inc.	3,338	40,290
Two Harbors Investment Corp. (B)	8,081	61,092

		440,577

Multi-Utilities - 0.2%
Avista Corp.	2,048	87,388
Unitil Corp.	444	23,519

		110,907

Multiline Retail - 0.5%
Big Lots, Inc.	944	62,313
Macy’s, Inc. (A)	9,209	174,603

		236,916

Oil, Gas & Consumable Fuels - 2.1%
Bonanza Creek Energy, Inc.	563	26,501
Callon Petroleum Co. (A)	1,368	78,920
Consol Energy, Inc. (A)	896	16,549
Dorian LPG Ltd. (A)	802	11,324
Green Plains, Inc. (A)	1,252	42,092
Laredo Petroleum, Inc. (A)	285	26,445
Matador Resources Co.	3,244	116,817
Par Pacific Holdings, Inc. (A)	1,315	22,118
PBF Energy, Inc., Class A (A)	2,841	43,467
PDC Energy, Inc.	2,935	134,394
Penn Virginia Corp. (A) (B)	452	10,672
Range Resources Corp. (A)	7,668	128,516
Renewable Energy Group, Inc. (A)	1,408	87,775
REX American Resources Corp. (A)	156	14,068
SM Energy Co.	3,237	79,727
Southwestern Energy Co. (A)	19,199	108,858
Talos Energy, Inc. (A)	941	14,717

		962,960

Paper & Forest Products - 0.4%
Clearwater Paper Corp. (A)	493	14,282
Domtar Corp. (A)	1,484	81,561
Glatfelter Corp.	1,313	18,342
Mercer International, Inc.	1,169	14,905

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Paper & Forest Products (continued)
Neenah, Inc.	498	$ 24,985
Schweitzer-Mauduit International, Inc.	928	37,473

		191,548

Personal Products - 0.6%
Edgewell Personal Care Co.	1,607	70,547
elf Beauty, Inc. (A)	1,144	31,048
Inter Parfums, Inc.	523	37,656
Medifast, Inc.	348	98,477
USANA Health Sciences, Inc. (A)	341	34,929

		272,657

Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (A)	1,083	21,833
ANI Pharmaceuticals, Inc. (A)	293	10,270
Cara Therapeutics, Inc. (A)	1,272	18,152
Collegium Pharmaceutical, Inc. (A)	1,042	24,633
Corcept Therapeutics, Inc. (A)	3,100	68,200
Endo International PLC (A)	6,892	32,255
Innoviva, Inc. (A)	1,857	24,902
Pacira BioSciences, Inc. (A)	1,300	78,884
Phibro Animal Health Corp., Class A	600	17,328
Prestige Consumer Healthcare, Inc. (A)	1,474	76,795
Supernus Pharmaceuticals, Inc. (A)	1,566	48,217

		421,469

Professional Services - 0.9%
Exponent, Inc.	1,539	137,294
Forrester Research, Inc. (A)	328	15,023
Heidrick & Struggles International, Inc.	577	25,705
Kelly Services, Inc., Class A (A)	989	23,706
Korn Ferry	1,596	115,790
ManTech International Corp., Class A	811	70,184
Resources Connection, Inc.	911	13,082
TrueBlue, Inc. (A)	1,049	29,487

		430,271

Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc. (A)	713	27,714
RE/MAX Holdings, Inc., Class A	558	18,598
Realogy Holdings Corp. (A) (B)	3,439	62,659
St. Joe Co.	921	41,086

		150,057

Road & Rail - 0.6%
ArcBest Corp.	749	43,584
Heartland Express, Inc.	1,441	24,685
Marten Transport Ltd.	1,736	28,627
Saia, Inc. (A)	778	162,983

		259,879

Semiconductors & Semiconductor Equipment - 2.3%
Axcelis Technologies, Inc. (A)	992	40,097
CEVA, Inc. (A)	673	31,833
Cohu, Inc. (A)	1,431	52,646
Diodes, Inc. (A)	1,252	99,872
DSP Group, Inc. (A)	667	9,872
FormFactor, Inc. (A)	2,294	83,639
Ichor Holdings Ltd. (A)	829	44,600
Kulicke & Soffa Industries, Inc.	1,834	112,241
MaxLinear, Inc. (A)	2,026	86,085
Onto Innovation, Inc. (A)	1,450	105,908

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
PDF Solutions, Inc. (A)	873	$ 15,871
Photronics, Inc. (A)	1,872	24,729
Power Integrations, Inc.	1,792	147,052
Rambus, Inc. (A)	3,324	78,812
SMART Global Holdings, Inc. (A)	402	19,167
Ultra Clean Holdings, Inc. (A)	1,293	69,460
Veeco Instruments, Inc. (A)	1,482	35,627

		1,057,511

Software - 2.2%
8x8, Inc. (A)	3,247	90,137
Agilysys, Inc. (A)	607	34,520
Alarm.com Holdings, Inc. (A)	1,338	113,329
Bottomline Technologies de, Inc. (A)	1,162	43,087
Ebix, Inc.	694	23,527
InterDigital, Inc.	908	66,311
LivePerson, Inc. (A)	1,895	119,840
MicroStrategy, Inc., Class A (A) (B)	230	152,835
Onespan, Inc. (A)	999	25,514
Progress Software Corp.	1,299	60,079
SPS Commerce, Inc. (A)	1,058	105,641
Vonage Holdings Corp. (A)	6,981	100,596
Xperi Holding Corp.	3,098	68,899

		1,004,315

Specialty Retail - 3.9%
Aaron’s Co., Inc.	1,009	32,278
Abercrombie & Fitch Co., Class A (A)	1,830	84,967
America’s Car-Mart, Inc. (A)	183	25,935
Asbury Automotive Group, Inc. (A)	572	98,024
Barnes & Noble Education, Inc. (A)	941	6,785
Bed Bath & Beyond, Inc. (A)	3,150	104,863
Boot Barn Holdings, Inc. (A)	864	72,619
Buckle, Inc.	853	42,437
Caleres, Inc.	1,133	30,919
Cato Corp., Class A	573	9,666
Chico’s FAS, Inc. (A)	3,622	23,833
Children’s Place, Inc. (A)	432	40,202
Conn’s, Inc. (A)	573	14,611
Designer Brands, Inc., Class A (A)	1,752	28,996
GameStop Corp., Class A (A)	1,640	351,189
Genesco, Inc. (A)	420	26,746
Group 1 Automotive, Inc.	505	77,987
Guess?, Inc.	1,132	29,885
Haverty Furniture Cos., Inc.	501	21,423
Hibbett, Inc. (A)	479	42,933
Lumber Liquidators Holdings, Inc. (A)	857	18,083
MarineMax, Inc. (A)	655	31,925
Monro, Inc.	989	62,811
ODP Corp. (A)	1,582	75,952
Rent-A-Center, Inc.	1,764	93,615
Sally Beauty Holdings, Inc. (A)	3,336	73,625
Shoe Carnival, Inc.	256	18,327
Signet Jewelers Ltd. (A)	1,546	124,901
Sleep Number Corp. (A)	723	79,494
Sonic Automotive, Inc., Class A	690	30,871
Zumiez, Inc. (A)	624	30,570

		1,806,472

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (A)	3,694	$ 147,649
Diebold Nixdorf, Inc. (A)	2,312	29,686

		177,335

Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (A)	1,400	19,992
G-III Apparel Group Ltd. (A)	1,287	42,291
Kontoor Brands, Inc. (B)	1,396	78,749
Movado Group, Inc.	498	15,672
Oxford Industries, Inc.	500	49,420
Steven Madden Ltd.	2,274	99,510
Unifi, Inc. (A)	442	10,767
Vera Bradley, Inc. (A)	656	8,128
Wolverine World Wide, Inc.	2,447	82,317

		406,846

Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (A)	1,523	70,652
Capitol Federal Financial, Inc.	3,813	44,917
Flagstar Bancorp, Inc.	1,402	59,263
HomeStreet, Inc.	631	25,707
Meta Financial Group, Inc.	943	47,744
Mr. Cooper Group, Inc. (A)	2,009	66,417
NMI Holdings, Inc., Class A (A)	2,529	56,852
Northfield Bancorp, Inc.	1,365	22,386
Northwest Bancshares, Inc.	3,759	51,273
Provident Financial Services, Inc.	2,143	49,053
TrustCo Bank Corp.	570	19,597
Walker & Dunlop, Inc.	874	91,228
WSFS Financial Corp.	1,404	65,412

		670,501

Tobacco - 0.2%
Universal Corp.	725	41,303
Vector Group Ltd.	3,781	53,464

		94,767

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,147	104,446
Boise Cascade Co.	1,162	67,803
DXP Enterprises, Inc. (A)	521	17,349
GMS, Inc. (A)	1,266	60,945
NOW, Inc. (A)	3,256	30,900
Veritiv Corp. (A)	360	22,111

		303,554

Water Utilities - 0.4%
American States Water Co.	1,090	86,720
California Water Service Group	1,502	83,421

		170,141

	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	1,475	$ 71,552
Spok Holdings, Inc.	526	5,060

		76,612

Total Common Stocks (Cost $23,742,092)		31,279,388

WARRANT - 0.0% (C)
Energy Equipment & Services - 0.0% (C)
Nabors Industries Ltd., (A) Exercise Price $8.80, Expiration Date 06/11/2026	78	780

Total Warrant (Cost $0)		780

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 31.5%
U.S. Treasury - 31.5%
U.S. Treasury Note 0.88%, 06/30/2026	$14,417,000	14,410,242

Total U.S. Government Obligation (Cost $14,418,126)		14,410,242

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.3%
Money Market Fund - 0.3%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	113,923	113,923

Total Short-Term Investment Company (Cost $113,923)		113,923

OTHER INVESTMENT COMPANY - 1.2%
Securities Lending Collateral - 1.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	572,196	572,196

Total Other Investment Company (Cost $572,196)		572,196

Total Investments (Cost $38,846,337)		46,376,529
Net Other Assets (Liabilities) - (1.3)%		(574,920)

Net Assets - 100.0%		$ 45,801,609

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	1	09/17/2021	$116,197	$115,390	$—	$(807)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P 600 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$31,279,388	$—	$—	$31,279,388
Warrant	780	—	—	780
U.S. Government Obligation	—	14,410,242	—	14,410,242
Short-Term Investment Company	113,923	—	—	113,923
Other Investment Company	572,196	—	—	572,196

Total Investments	$31,966,287	$14,410,242	$—	$46,376,529

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(807)	$—	$—	$(807)

Total Other Financial Instruments	$(807)	$—	$—	$(807)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,316,372, collateralized by cash collateral of $572,196 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $774,367. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Brazil - 6.1%
Ambev SA, ADR	70,461	$242,386
Banco Bradesco SA, ADR	78,022	400,253
Itau Unibanco Holding SA, ADR	77,497	465,757
Petroleo Brasileiro SA, ADR	36,732	433,805
Petroleo Brasileiro SA, ADR (A)	29,756	363,916
StoneCo Ltd., A Shares (B)	3,150	211,239
Vale SA, ADR	54,933	1,253,021

		3,370,377

China - 40.5%
Agricultural Bank of China Ltd., H Shares	452,000	157,150
Alibaba Group Holding Ltd., ADR (B)	11,370	2,578,489
ANTA Sports Products Ltd.	14,000	329,545
Baidu, Inc., ADR (B)	4,360	889,004
Bank of China Ltd., H Shares	1,230,000	441,896
Bank of Communications Co. Ltd., H Shares	342,000	229,883
BeiGene Ltd., ADR (B)	629	215,867
Bilibili, Inc., ADR (B)	2,485	302,772
BYD Co. Ltd., H Shares	12,000	358,802
China Construction Bank Corp., H Shares	1,576,000	1,239,962
China Life Insurance Co. Ltd., H Shares	119,000	235,982
China Merchants Bank Co. Ltd., H Shares	60,000	511,856
China Pacific Insurance Group Co. Ltd., H Shares	44,400	139,789
China Petroleum & Chemical Corp., H Shares	408,000	206,473
Industrial & Commercial Bank of China Ltd., H Shares	1,194,000	701,100
JD.com, Inc., ADR (B)	14,352	1,145,433
Kuaishou Technology (A) (B) (C)	13,600	341,145
LI Ning Co. Ltd.	33,000	402,841
Meituan, Class B (B) (C)	65,200	2,689,993
NetEase, Inc., ADR	6,410	738,752
New Oriental Education & Technology Group, Inc., ADR (B)	23,948	196,134
NIO, Inc., ADR (B)	20,667	1,099,484
Pinduoduo, Inc., ADR (B)	5,590	710,042
Ping An Insurance Group Co. of China Ltd., H Shares	88,000	861,773
Shenzhou International Group Holdings Ltd.	12,000	303,019
Smoore International Holdings Ltd. (C)	27,000	149,675
Sunac China Holdings Ltd.	40,000	137,268
Sunny Optical Technology Group Co. Ltd.	11,400	360,239
TAL Education Group, ADR (B)	6,389	161,194
Tencent Holdings Ltd.	31,400	2,361,313
Trip.Com Group Ltd., ADR (B)	7,303	258,964
Vipshop Holdings Ltd., ADR (B)	6,183	124,155
Wuxi Biologics Cayman, Inc. (B) (C)	52,000	952,838
Yum China Holdings, Inc.	6,723	445,399
ZTO Express Cayman, Inc., ADR	10,074	305,746

		22,283,977

Hong Kong - 1.6%
China Mengniu Dairy Co. Ltd. (B)	44,000	266,011
China Resources Land Ltd.	46,000	186,290
Geely Automobile Holdings Ltd.	91,000	286,504
Sino Biopharmaceutical Ltd.	165,500	162,392

		901,197

	Shares	Value
COMMON STOCKS (continued)
India - 6.2%
ICICI Bank Ltd., ADR (B)	40,901	$ 699,407
Infosys Ltd., ADR	58,589	1,241,501
Reliance Industries Ltd., GDR (C)	25,853	1,463,280

		3,404,188

Indonesia - 1.4%
Bank Central Asia Tbk PT	177,400	368,564
Bank Rakyat Indonesia Persero Tbk PT	848,200	230,477
Telkom Indonesia Persero Tbk PT	760,400	165,190

		764,231

Kuwait - 0.6%
National Bank of Kuwait SAKP	115,030	324,130

Malaysia - 0.8%
Malayan Banking Bhd.	104,000	203,165
Public Bank Bhd.	242,100	239,680

		442,845

Mexico - 2.4%
America Movil SAB de CV, Series L	379,246	285,713
Fomento Economico Mexicano SAB de CV	29,724	250,998
Grupo Financiero Banorte SAB de CV, Class O	39,197	253,485
Grupo Mexico SAB de CV, Series B	51,046	240,379
Wal-Mart de Mexico SAB de CV	80,983	264,663

		1,295,238

Peru - 0.2%
Credicorp Ltd. (B)	996	120,626

Qatar - 0.6%
Qatar National Bank QPSC	70,903	349,549

Republic of Korea - 18.1%
Celltrion, Inc. (B)	1,586	378,139
Hyundai Mobis Co. Ltd.	1,064	275,885
Hyundai Motor Co.	2,289	486,805
Kakao Corp.	4,821	697,796
KB Financial Group, Inc.	6,251	309,733
Kia Corp.	4,279	340,451
LG Chem Ltd.	756	570,617
LG Corp.	1,912	174,026
LG Electronics, Inc.	1,727	250,734
LG Household & Health Care Ltd.	150	234,693
NAVER Corp.	2,312	857,133
NCSoft Corp.	256	186,405
POSCO	1,283	396,469
Samsung Biologics Co. Ltd. (B) (C)	265	197,900
Samsung C&T Corp.	1,435	173,935
Samsung Electronics Co. Ltd.	32,941	2,360,555
Samsung SDI Co. Ltd.	880	545,434
Shinhan Financial Group Co. Ltd.	8,262	297,862
SK Hynix, Inc.	8,616	975,483
SK Innovation Co. Ltd. (B)	843	221,202

		9,931,257

Republic of South Africa - 3.2%
FirstRand Ltd.	85,225	319,860
Naspers Ltd., N Shares	6,965	1,462,481

		1,782,341

Russian Federation - 6.3%
Gazprom PJSC, ADR	96,543	735,851
Lukoil PJSC, ADR	5,762	533,676

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Russian Federation (continued)
MMC Norilsk Nickel PJSC, ADR	9,617	$ 327,651
Novatek PJSC, GDR	1,554	340,792
Rosneft Oil Co. PJSC, GDR	35,593	275,490
Sberbank of Russia PJSC, ADR	43,154	716,572
Tatneft PJSC, ADR	4,181	182,375
Yandex NV, Class A (A) (B)	5,094	360,401

		3,472,808

Saudi Arabia - 3.7%
Al Rajhi Bank	19,591	579,832
Saudi Arabian Oil Co. (C)	31,985	299,347
Saudi Basic Industries Corp.	14,393	467,435
Saudi National Bank	21,590	331,587
Saudi Telecom Co.	9,596	336,720

		2,014,921

Taiwan - 5.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,404	2,812,225
United Microelectronics Corp., ADR (A)	36,952	349,196

		3,161,421

Thailand - 0.3%
PTT PCL, NVDR	137,000	167,777

United Arab Emirates - 0.6%
First Abu Dhabi Bank PJSC	69,712	316,946

Total Common Stocks (Cost $42,930,753)		54,103,829

PREFERRED STOCKS - 0.9%
Republic of Korea - 0.9%
Hyundai Motor Co., 0.00% (D)	937	95,842

	Shares	Value

PREFERRED STOCKS (continued)
Republic of Korea (continued)
LG Chem Ltd., 2.69% (D)	123	$ 41,887
Samsung Electronics Co. Ltd., 0.00% (D)	5,280	345,545
Samsung SDI Co. Ltd., 0.00% (D)	23	8,935

Total Preferred Stocks (Cost $354,453)		492,209

SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional Treasury Money Market Fund, 0.01% (D)	91,210	91,210

Total Short-Term Investment Company (Cost $91,210)		91,210

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (D)	515,003	515,003

Total Other Investment Company (Cost $515,003)		515,003

Total Investments (Cost $43,891,419)		55,202,251
Net Other Assets (Liabilities) - (0.4)%		(206,792)

Net Assets - 100.0%		$ 54,995,459

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	6	09/17/2021	$410,155	$409,440	$—	$(715)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	17.2%	$9,489,472
Internet & Direct Marketing Retail	16.2	8,969,557
Interactive Media & Services	10.0	5,506,792
Oil, Gas & Consumable Fuels	9.5	5,223,984
Semiconductors & Semiconductor Equipment	7.5	4,136,904
Technology Hardware, Storage & Peripherals	4.9	2,706,100
Automobiles	4.8	2,667,888
Metals & Mining	4.0	2,217,520
IT Services	2.6	1,452,740
Insurance	2.2	1,237,544
Entertainment	2.2	1,227,929
Life Sciences Tools & Services	2.1	1,150,738

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Chemicals	2.0%	$1,079,939
Textiles, Apparel & Luxury Goods	1.9	1,035,405
Electronic Equipment, Instruments & Components	1.7	914,608
Biotechnology	1.1	594,006
Diversified Telecommunication Services	0.9	501,910
Beverages	0.9	493,384
Hotels, Restaurants & Leisure	0.8	445,399
Diversified Consumer Services	0.6	357,328
Industrial Conglomerates	0.6	347,961
Real Estate Management & Development	0.6	323,558
Diversified Financial Services	0.6	319,860
Air Freight & Logistics	0.5	305,746
Wireless Telecommunication Services	0.5	285,713
Auto Components	0.5	275,885
Food Products	0.5	266,011
Food & Staples Retailing	0.5	264,663
Household Durables	0.5	250,734
Personal Products	0.4	234,693
Pharmaceuticals	0.3	162,392
Tobacco	0.3	149,675
Money Market Fund	0.2	91,210

Investments	99.1	54,687,248
Short-Term Investments	0.9	515,003

Total Investments	100.0%	$55,202,251

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$23,720,603	$30,383,226	$—	$54,103,829
Preferred Stocks	—	492,209	—	492,209
Short-Term Investment Company	91,210	—	—	91,210
Other Investment Company	515,003	—	—	515,003

Total Investments	$24,326,816	$30,875,435	$—	$55,202,251

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(715)	$—	$—	$(715)

Total Other Financial Instruments	$(715)	$—	$—	$(715)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,037,685, collateralized by cash collateral of $515,003 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $557,886. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $6,094,178, representing 11.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P EM 100 & Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Rates disclosed reflect the yields at June 30, 2021.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Australia - 7.4%
Afterpay Ltd. (A)	2,471	$219,218
AGL Energy Ltd.	6,486	39,929
Alumina Ltd.	24,468	30,218
AMP Ltd. (B)	35,777	30,217
Ampol Ltd.	2,481	52,544
APA Group (B)	12,283	82,071
Aristocrat Leisure Ltd. (B)	6,648	215,062
ASX Ltd. (B)	2,015	117,557
Atlas Arteria Ltd.	9,984	47,746
Atlassian Corp. PLC, Class A (A)	1,408	361,659
Aurizon Holdings Ltd.	19,163	53,518
AusNet Services Ltd. (B)	19,391	25,476
Australia & New Zealand Banking Group Ltd.	29,623	626,041
Bendigo & Adelaide Bank Ltd.	5,689	44,803
BHP Group Ltd.	30,668	1,118,276
BHP Group PLC	21,988	646,994
BlueScope Steel Ltd.	5,245	86,472
Boral Ltd. (A)	10,642	58,723
Brambles Ltd.	15,045	129,215
CIMIC Group Ltd. (B)	745	11,063
Cochlear Ltd. (B)	684	129,236
Coles Group Ltd.	13,887	178,175
Commonwealth Bank of Australia	18,469	1,384,758
Computershare Ltd.	5,908	74,959
Crown Resorts Ltd. (A) (B)	3,736	33,405
CSL Ltd.	4,738	1,014,436
Dexus, REIT	11,197	89,694
Domino’s Pizza Enterprises Ltd.	658	59,531
Endeavour Group Ltd. (A) (B)	13,197	62,319
Evolution Mining Ltd.	17,788	60,095
Fortescue Metals Group Ltd.	17,309	303,297
Goodman Group, REIT	17,502	278,166
GPT Group, REIT	20,057	73,783
Harvey Norman Holdings Ltd. (B)	7,134	29,350
Incitec Pivot Ltd.	20,219	36,127
Insurance Australia Group Ltd. (B)	25,663	99,415
Lendlease Corp. Ltd.	7,168	61,671
Macquarie Group Ltd.	3,541	415,854
Magellan Financial Group Ltd. (B)	1,492	60,330
Medibank Pvt Ltd.	28,670	68,016
Mirvac Group, REIT	40,992	89,862
National Australia Bank Ltd.	34,340	675,972
Newcrest Mining Ltd.	8,508	161,473
Northern Star Resources Ltd.	12,112	88,930
Oil Search Ltd. (B)	19,252	55,068
Orica Ltd. (B)	4,236	42,233
Origin Energy Ltd.	18,335	62,080
Qantas Airways Ltd. (A)	9,621	33,659
QBE Insurance Group Ltd.	15,357	124,401
Ramsay Health Care Ltd. (B)	1,930	91,211
REA Group Ltd. (B)	523	66,368
Rio Tinto Ltd.	3,865	367,465
Santos Ltd.	19,517	103,885
Scentre Group, REIT	54,034	111,151
SEEK Ltd.	3,675	91,433
Seven Group Holdings Ltd. (B)	1,619	24,735
Sonic Healthcare Ltd.	4,975	143,423
South32 Ltd.	49,125	108,060

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Stockland, REIT	24,852	$ 86,945
Suncorp Group Ltd.	13,356	111,400
Sydney Airport (A) (B)	13,766	59,839
Tabcorp Holdings Ltd.	23,128	89,942
Telstra Corp. Ltd.	43,335	122,327
TPG Telecom Ltd.	3,871	18,192
Transurban Group (B)	28,505	304,524
Treasury Wine Estates Ltd.	7,515	65,897
Vicinity Centres, REIT (B)	40,283	46,725
Washington H Soul Pattinson & Co. Ltd. (B)	1,296	32,818
Wesfarmers Ltd.	11,804	523,736
Westpac Banking Corp.	38,192	740,041
WiseTech Global Ltd.	1,624	38,930
Woodside Petroleum Ltd.	10,031	167,258
Woolworths Group Ltd.	13,197	377,779
Worley Ltd.	3,315	29,765

		13,766,946

Austria - 0.4%
ams AG (A)	2,855	57,326
Andritz AG (B)	747	41,972
BAWAG Group AG (C)	724	38,534
CA Immobilien Anlagen AG	731	30,471
Erste Group Bank AG	3,087	113,268
EVN AG	393	9,265
Flughafen Wien AG (A)	96	3,330
Immofinanz AG (A)	1,001	22,495
Mayr Melnhof Karton AG	90	19,169
Oesterreichische Post AG	331	17,605
OMV AG	1,499	85,275
Raiffeisen Bank International AG	1,404	31,802
Strabag SE	149	6,388
Telekom Austria AG (A)	1,453	12,406
UNIQA Insurance Group AG	1,190	10,358
Verbund AG	709	65,288
Vienna Insurance Group AG Wiener Versicherung Gruppe	373	10,240
voestalpine AG	1,152	46,914
Wienerberger AG	1,199	46,212

		668,318

Belgium - 1.0%
Ackermans & van Haaren NV	234	39,516
Ageas SA	1,924	106,782
Anheuser-Busch InBev SA	8,814	635,618
Elia Group SA (B)	350	36,941
Etablissements Franz Colruyt NV	652	36,464
Galapagos NV (A) (B)	498	34,537
Groupe Bruxelles Lambert SA	1,226	137,162
KBC Group NV	3,514	267,955
Proximus SADP	1,619	31,276
Sofina SA	164	70,755
Solvay SA	761	96,745
Telenet Group Holding NV	497	18,707
UCB SA	1,316	137,587
Umicore SA	2,078	126,912
Warehouses de Pauw CVA, REIT	1,420	54,224

		1,831,181

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chile - 0.0% (D)
Antofagasta PLC	3,592	$ 71,232

China - 0.2%
China Evergrande New Energy Vehicle Group Ltd. (A) (B)	25,500	94,896
ENN Energy Holdings Ltd.	7,900	150,353
Fosun International Ltd.	25,500	36,711

		281,960

Czech Republic - 0.0% (D)
Avast PLC (C)	7,932	53,671

Denmark - 2.3%
AP Moller - Maersk A/S, Class A	33	91,676
AP Moller - Maersk A/S, Class B	66	189,720
Carlsberg A/S, Class B	1,034	192,766
Chr Hansen Holding A/S	1,071	96,672
Coloplast A/S, Class B	1,237	202,992
Danske Bank A/S	7,091	124,788
Demant A/S (A)	1,075	60,517
DSV Panalpina A/S	2,075	483,959
Genmab A/S (A)	683	279,494
GN Store Nord A/S	1,438	125,625
H. Lundbeck A/S	643	20,457
Novo Nordisk A/S, Class B	16,977	1,422,477
Novozymes A/S, B Shares	2,162	162,981
Orsted A/S (C)	1,882	264,117
ROCKWOOL International A/S, B Shares	73	35,542
Tryg A/S	3,203	78,638
Vestas Wind Systems A/S	10,513	410,424

		4,242,845

Finland - 1.3%
Elisa OYJ	1,568	93,569
Fortum OYJ	4,531	124,983
Huhtamaki OYJ	998	47,282
Kesko OYJ, B Shares (B)	2,843	105,023
Kojamo OYJ	1,415	32,336
Kone OYJ, Class B	4,199	342,596
Metso Outotec OYJ	7,335	85,211
Neste OYJ	4,484	274,600
Nokia OYJ (A)	59,084	316,391
Nordea Bank Abp	35,416	394,489
Orion OYJ, Class B (B)	1,104	47,460
Sampo OYJ, A Shares	5,250	241,319
Stora Enso OYJ, R Shares	6,375	116,312
UPM-Kymmene OYJ	5,556	210,185
Wartsila OYJ Abp	5,051	74,965

		2,506,721

France - 9.5%
Aeroports de Paris (A) (B)	278	36,215
Air Liquide SA	4,932	863,643
Airbus SE (A)	6,383	820,848
Amundi SA (C)	633	55,813
AXA SA	21,656	549,207
BioMerieux	431	50,090
BNP Paribas SA	11,970	750,502
Bollore SA	9,508	50,965
Bouygues SA	2,339	86,515
Bureau Veritas SA (A)	3,014	95,362

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Capgemini SE (B)	1,669	$ 320,641
Carrefour SA	6,043	118,855
Christian Dior SE	38	30,599
Cie de Saint-Gobain	5,545	365,221
Cie Generale des Etablissements Michelin SCA	1,857	296,198
Credit Agricole SA	13,360	187,177
Danone SA	7,148	503,269
Dassault Systemes SE	1,437	348,496
Electricite de France SA	4,195	57,310
Engie SA	18,507	253,581
EssilorLuxottica SA	3,108	573,655
Hermes International	363	528,847
Kering SA	768	671,239
L’Oreal SA	2,510	1,118,610
Legrand SA	2,784	294,696
LVMH Moet Hennessy Louis Vuitton SE	2,785	2,184,097
Orange SA	21,323	243,134
Pernod Ricard SA	2,099	465,979
Safran SA	3,647	505,677
Sanofi	11,944	1,251,566
Sartorius Stedim Biotech	250	118,264
Schneider Electric SE	5,608	882,392
Societe Generale SA	8,262	243,576
Sodexo SA (A)	875	81,664
Teleperformance	611	248,026
Thales SA	1,111	113,361
TotalEnergies SE (B)	26,009	1,176,856
Veolia Environnement SA	5,672	171,322
Vinci SA	5,111	545,442
Vivendi SE (B)	9,013	302,806
Worldline SA (A) (C)	2,357	220,651

		17,782,367

Germany - 7.6%
adidas AG	1,920	714,728
Allianz SE	4,292	1,070,403
Auto1 Group SE (A) (C)	498	21,881
BASF SE	9,562	753,402
Bayer AG	10,227	621,085
Bayerische Motoren Werke AG	3,322	351,842
Beiersdorf AG	1,023	123,441
BioNTech SE, ADR (A)	101	22,612
Continental AG (A)	1,124	165,259
CureVac NV (A) (B)	155	11,389
Daimler AG	8,687	775,734
Delivery Hero SE (A) (C)	1,944	256,821
Deutsche Bank AG (A)	21,516	280,317
Deutsche Boerse AG	1,978	345,289
Deutsche Post AG	10,190	693,157
Deutsche Telekom AG	33,707	712,002
Deutsche Wohnen SE	3,746	229,138
E.ON SE	23,373	270,362
Evonik Industries AG	1,989	66,706
Fresenius Medical Care AG & Co. KGaA	2,104	174,759
Fresenius SE & Co. KGaA	4,295	224,086
Hannover Rueck SE	628	105,084
HeidelbergCement AG	1,529	131,170
Henkel AG & Co. KGaA	1,028	94,664
Infineon Technologies AG	13,595	545,257

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Knorr-Bremse AG	688	$ 79,142
Merck KGaA	1,345	257,917
MTU Aero Engines AG	556	137,740
Muenchener Rueckversicherungs-Gesellschaft AG	1,458	399,323
Puma SE	1,068	127,351
RWE AG	7,040	255,138
SAP SE	11,382	1,604,093
Sartorius AG	8	4,008
Siemens AG	8,406	1,332,015
Siemens Healthineers AG (C)	2,936	179,940
Symrise AG	1,339	186,581
Talanx AG (A)	553	22,612
TeamViewer AG (A) (C)	1,654	62,218
Traton SE	521	16,521
Uniper SE	1,029	37,902
Volkswagen AG	307	100,775
Vonovia SE	5,891	380,884
Zalando SE (A) (C)	1,766	213,514

		14,158,262

Hong Kong - 2.9%
AIA Group Ltd.	126,000	1,565,701
Alibaba Health Information Technology Ltd. (A)	44,000	97,566
Bank of East Asia Ltd.	16,400	30,452
BOC Hong Kong Holdings Ltd.	37,500	127,240
Budweiser Brewing Co. APAC Ltd. (B) (C)	17,900	56,472
Chow Tai Fook Jewellery Group Ltd. (B)	23,000	52,540
CK Asset Holdings Ltd.	20,500	141,491
CK Hutchison Holdings Ltd.	28,000	218,134
CK Infrastructure Holdings Ltd.	6,500	38,753
CLP Holdings Ltd.	17,000	168,121
Galaxy Entertainment Group Ltd. (A)	22,000	176,066
Hang Lung Properties Ltd.	19,000	46,143
Hang Seng Bank Ltd.	7,600	151,788
Henderson Land Development Co. Ltd.	14,000	66,342
HK Electric Investments & HK Electric Investments Ltd.	24,000	24,322
HKT Trust & HKT Ltd.	38,000	51,770
Hong Kong & China Gas Co. Ltd.	116,550	180,997
Hong Kong Exchanges & Clearing Ltd.	12,400	738,969
Hongkong Land Holdings Ltd.	12,100	57,596
Jardine Matheson Holdings Ltd.	2,700	172,584
Link, REIT (B)	21,700	210,270
Melco Resorts & Entertainment Ltd., ADR (A)	2,185	36,205
MTR Corp. Ltd.	16,000	89,108
New World Development Co. Ltd.	15,000	77,937
Power Assets Holdings Ltd.	14,000	85,902
Sino Land Co. Ltd.	34,000	53,588
Sun Hung Kai Properties Ltd.	16,000	238,377
Swire Properties Ltd.	11,000	32,791
Techtronic Industries Co. Ltd.	18,000	314,299
Wharf Holdings Ltd.	16,000	60,985
Wharf Real Estate Investment Co. Ltd.	18,000	104,650

		5,467,159

Ireland - 1.1%
CRH PLC	8,173	411,926
DCC PLC	1,055	86,251

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Experian PLC	9,588	$ 369,015
Flutter Entertainment PLC (A)	1,587	287,385
ICON PLC (A) (B)	550	113,690
James Hardie Industries PLC, CDI	4,625	157,187
Kerry Group PLC, Class A	1,601	223,658
Kingspan Group PLC	1,608	151,868
Ryanair Holdings PLC, ADR (A)	1,174	127,039
Smurfit Kappa Group PLC	2,697	146,326

		2,074,345

Israel - 0.9%
Airport City Ltd. (A)	674	11,306
Alony Hetz Properties & Investments Ltd.	1,528	21,289
Amot Investments Ltd.	1,916	12,571
Azrieli Group Ltd.	379	26,693
Bank Hapoalim BM (A)	11,636	93,417
Bank Leumi Le-Israel BM (A)	15,264	115,985
Bezeq The Israeli Telecommunication Corp. Ltd. (A)	21,259	23,161
Check Point Software Technologies Ltd. (A)	1,113	129,253
Compugen Ltd. (A) (B)	871	7,212
CyberArk Software Ltd. (A)	414	53,932
Elbit Systems Ltd.	258	33,413
Electra Ltd.	20	11,349
Energix-Renewable Energies Ltd.	2,313	8,880
Enlight Renewable Energy Ltd. (A)	9,553	20,507
Fattal Holdings 1998 Ltd. (A)	58	5,516
First International Bank of Israel Ltd. (A)	543	17,397
Fiverr International Ltd. (A)	179	43,406
Formula Systems 1985 Ltd.	99	8,887
Gav-Yam Lands Corp. Ltd.	1,557	14,913
Harel Insurance Investments & Financial Services Ltd.	1,202	11,915
ICL Group Ltd.	7,169	48,644
Inmode Ltd. (A)	183	17,326
Isracard Ltd. (A)	1	2
Israel Corp. Ltd. (A)	42	12,730
Israel Discount Bank Ltd., A Shares (A)	12,118	57,717
JFrog Ltd. (A)	127	5,781
Kornit Digital Ltd. (A)	480	59,678
Matrix IT Ltd.	330	8,924
Maytronics Ltd.	454	9,462
Melisron Ltd. (A)	217	14,851
Mivne Real Estate KD Ltd.	6,305	18,285
Mizrahi Tefahot Bank Ltd. (A)	1,434	44,184
Nano-X Imaging Ltd. (A) (B)	139	4,455
Nice Ltd. (A)	657	160,535
Nova Measuring Instruments Ltd. (A)	272	27,939
OPC Energy Ltd. (A)	786	7,676
Paz Oil Co. Ltd.	99	12,159
Phoenix Holdings Ltd.	1,501	14,036
Plus500 Ltd.	1,112	20,508
Sapiens International Corp. NV	296	7,939
Shapir Engineering & Industry Ltd.	1,476	11,256
Shikun & Binui Ltd. (A)	2,368	15,319
Shufersal Ltd.	2,110	16,797
Strauss Group Ltd.	518	14,506
Taro Pharmaceutical Industries Ltd. (A)	92	6,620
Teva Pharmaceutical Industries Ltd., ADR (A)	11,341	112,276

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Tower Semiconductor Ltd. (A)	1,111	$ 32,807
Wix.com Ltd. (A)	583	169,233
ZIM Integrated Shipping Services Ltd. (A)	215	9,660

		1,612,307

Italy - 2.1%
A2A SpA	16,307	33,340
Amplifon SpA	872	43,060
Assicurazioni Generali SpA	12,839	257,392
Atlantia SpA (A)	5,244	94,962
Banca Mediolanum SpA	2,547	24,780
Davide Campari-Milano NV	4,353	58,307
DiaSorin SpA	204	38,587
Enel SpA	80,438	747,106
Eni SpA	26,275	320,008
Ferrari NV	1,332	274,854
FinecoBank Banca Fineco SpA (A)	6,349	110,680
Hera SpA	8,219	33,958
Infrastrutture Wireless Italiane SpA (C)	3,399	38,342
Intesa Sanpaolo SpA	182,052	502,929
Leonardo SpA (A)	4,213	34,034
Mediobanca Banca di Credito Finanziario SpA (A)	7,667	89,559
Moncler SpA	2,194	148,462
Nexi SpA (A) (C)	3,725	81,768
Pirelli & C SpA (C)	4,581	26,598
Poste Italiane SpA (C)	4,759	62,927
Prada SpA	5,300	40,232
Prysmian SpA	2,791	100,057
Recordati Industria Chimica e Farmaceutica SpA (B)	1,045	59,733
Snam SpA (B)	22,042	127,431
Telecom Italia SpA	184,038	93,502
Terna SpA	14,647	109,152
UniCredit SpA	22,189	261,824
UnipolSai Assicurazioni SpA (B)	4,713	13,682

		3,827,266

Japan - 25.7%
ABC-Mart, Inc.	300	17,218
Acom Co. Ltd.	4,800	20,932
Activia Properties, Inc., REIT (B)	7	33,174
Advance Residence Investment Corp., REIT	14	46,671
Advantest Corp.	2,100	189,395
Aeon Co. Ltd.	9,100	244,738
Aeon Mall Co. Ltd.	1,000	15,416
AGC, Inc. (B)	2,400	100,766
Air Water, Inc. (B)	2,400	36,933
Aisin Corp.	1,900	81,314
Ajinomoto Co., Inc.	5,700	148,111
Alfresa Holdings Corp.	2,200	32,884
Alps Alpine Co. Ltd.	2,100	22,194
Amada Co. Ltd.	3,700	37,437
ANA Holdings, Inc. (A)	1,700	40,007
Aozora Bank Ltd. (B)	1,200	26,867
Asahi Group Holdings Ltd. (B)	5,000	233,850
Asahi Intecc Co. Ltd. (B)	2,400	57,432
Asahi Kasei Corp.	14,500	159,449
Asics Corp. (B)	2,000	50,671
Astellas Pharma, Inc.	19,400	338,132

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Azbil Corp.	1,400	$ 58,086
Bandai Namco Holdings, Inc.	2,300	159,730
Bank of Kyoto Ltd.	800	36,328
Benefit One, Inc.	800	25,191
Benesse Holdings, Inc.	800	19,915
Bridgestone Corp. (B)	6,400	291,486
Brother Industries Ltd.	2,700	53,932
Calbee, Inc.	1,200	27,700
Canon Marketing Japan, Inc. (B)	600	13,963
Canon, Inc. (B)	11,100	251,323
Capcom Co. Ltd.	1,700	49,779
Casio Computer Co. Ltd.	2,400	40,155
Central Japan Railway Co.	2,100	318,812
Chiba Bank Ltd.	7,700	46,412
Chubu Electric Power Co., Inc.	7,500	91,765
Chugai Pharmaceutical Co. Ltd. (B)	6,600	261,764
Chugoku Electric Power Co., Inc. (B)	3,400	31,062
Coca-Cola Bottlers Japan Holdings, Inc. (B)	1,600	25,026
COMSYS Holdings Corp.	1,300	36,017
Concordia Financial Group Ltd.	12,600	46,204
Cosmos Pharmaceutical Corp.	200	29,372
Credit Saison Co. Ltd.	1,600	19,519
CyberAgent, Inc.	4,300	92,400
Dai Nippon Printing Co. Ltd.	2,900	61,376
Dai-ichi Life Holdings, Inc.	11,900	218,079
Daicel Corp.	3,000	24,705
Daifuku Co. Ltd.	1,300	118,182
Daiichi Sankyo Co. Ltd.	19,100	412,064
Daikin Industries Ltd.	3,100	577,881
Daito Trust Construction Co. Ltd.	700	76,628
Daiwa House Industry Co. Ltd.	6,900	207,329
Daiwa House Investment Corp., REIT	21	61,965
Daiwa Office Investment Corp., REIT	3	20,894
Daiwa Securities Group, Inc.	15,700	86,301
DeNA Co. Ltd.	900	19,145
Denso Corp.	5,400	368,741
Dentsu Group, Inc. (B)	2,500	89,535
DIC Corp.	900	22,745
Disco Corp.	300	91,765
Dowa Holdings Co. Ltd.	600	23,651
East Japan Railway Co.	3,900	278,541
Ebara Corp.	900	44,355
Eisai Co. Ltd.	3,100	305,140
Electric Power Development Co. Ltd., Class C	1,800	25,705
ENEOS Holdings, Inc.	33,600	140,739
Ezaki Glico Co. Ltd.	600	22,380
Fancl Corp.	800	25,948
FANUC Corp.	2,000	482,836
Fast Retailing Co. Ltd.	700	527,444
FP Corp.	500	18,583
Fuji Electric Co. Ltd.	1,600	74,818
Fuji Media Holdings, Inc.	500	5,559
FUJIFILM Holdings Corp.	4,200	311,774
Fujitsu Ltd.	1,900	356,068
Fukuoka Financial Group, Inc. (B)	2,000	34,940
GLP J-REIT	45	77,683
GMO internet, Inc. (B)	700	19,110
GMO Payment Gateway, Inc.	400	52,149

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Goldwin, Inc.	400	$ 23,534
GungHo Online Entertainment, Inc.	500	9,960
Hachijuni Bank Ltd.	5,300	17,095
Hakuhodo DY Holdings, Inc. (B)	3,200	49,705
Hamamatsu Photonics KK	1,500	90,549
Hankyu Hanshin Holdings, Inc.	2,600	80,232
Harmonic Drive Systems, Inc. (B)	400	22,056
Haseko Corp.	2,600	35,654
Hikari Tsushin, Inc. (B)	200	35,156
Hino Motors Ltd.	3,000	26,408
Hirose Electric Co. Ltd.	300	43,923
Hisamitsu Pharmaceutical Co., Inc.	900	44,355
Hitachi Construction Machinery Co. Ltd.	1,100	33,647
Hitachi Ltd.	10,100	578,846
Hitachi Metals Ltd. (A) (B)	2,100	40,187
Hitachi Transport System Ltd.	500	20,745
Honda Motor Co. Ltd.	17,900	572,529
Hoshizaki Corp.	600	51,032
House Foods Group, Inc.	800	24,471
Hoya Corp.	3,800	504,316
Hulic Co. Ltd. (B)	5,200	58,564
Ibiden Co. Ltd.	1,400	75,556
Idemitsu Kosan Co. Ltd.	2,600	62,851
IHI Corp. (A)	1,600	38,000
Iida Group Holdings Co. Ltd.	1,900	48,959
Industrial & Infrastructure Fund Investment Corp., REIT	22	42,002
Inpex Corp. (B)	11,300	84,401
Isetan Mitsukoshi Holdings Ltd.	4,100	28,592
Isuzu Motors Ltd.	6,500	85,913
Ito En Ltd.	700	41,562
ITOCHU Corp.	14,700	423,822
Itochu Techno-Solutions Corp.	1,000	30,994
Izumi Co. Ltd.	500	18,831
Japan Airlines Co. Ltd. (A)	1,500	32,449
Japan Airport Terminal Co. Ltd. (A) (B)	900	40,463
Japan Exchange Group, Inc.	5,600	124,624
Japan Metropolitan Fund Investment Corp., REIT	73	79,189
Japan Post Bank Co. Ltd.	4,200	35,306
Japan Post Holdings Co. Ltd.	15,500	127,125
Japan Post Insurance Co. Ltd.	2,100	38,863
Japan Prime Realty Investment Corp., REIT (B)	10	39,193
Japan Real Estate Investment Corp., REIT	14	86,152
Japan Tobacco, Inc. (B)	11,500	217,432
JCR Pharmaceuticals Co. Ltd.	700	23,588
JFE Holdings, Inc.	6,000	70,331
JGC Holdings Corp.	2,700	25,178
JSR Corp.	2,200	66,601
JTEKT Corp.	2,600	26,682
Justsystems Corp.	300	17,677
K’s Holdings Corp.	1,900	21,861
Kagome Co. Ltd. (B)	900	23,767
Kajima Corp.	5,200	65,919
Kakaku.com, Inc.	1,400	42,319
Kaken Pharmaceutical Co. Ltd.	400	17,155
Kamigumi Co. Ltd.	1,100	22,329
Kansai Electric Power Co., Inc.	8,600	82,095
Kansai Paint Co. Ltd.	2,700	68,868

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Kao Corp. (B)	5,000	$ 307,911
Kawasaki Heavy Industries Ltd. (A)	1,700	36,377
KDDI Corp.	17,000	530,723
Keihan Holdings Co. Ltd. (B)	1,100	33,300
Keikyu Corp. (B)	2,900	35,482
Keio Corp.	1,300	76,484
Keisei Electric Railway Co. Ltd.	1,800	57,492
Kenedix Office Investment Corp., REIT	4	28,219
Kewpie Corp.	1,200	26,954
Keyence Corp.	1,900	959,843
Kikkoman Corp.	2,000	132,084
Kinden Corp.	1,300	21,247
Kintetsu Group Holdings Co. Ltd. (A)	2,000	70,277
Kirin Holdings Co. Ltd. (B)	9,000	175,637
Kobayashi Pharmaceutical Co. Ltd. (B)	600	51,302
Kobe Bussan Co. Ltd.	1,300	40,995
Koei Tecmo Holdings Co. Ltd.	650	31,742
Koito Manufacturing Co. Ltd.	1,300	80,935
Komatsu Ltd.	10,100	251,203
Konami Holdings Corp.	1,000	60,095
Kose Corp. (B)	400	62,997
Kubota Corp. (B)	12,000	242,941
Kuraray Co. Ltd. (B)	3,700	35,570
Kurita Water Industries Ltd.	1,100	52,825
Kyocera Corp.	3,700	228,954
Kyowa Exeo Corp.	1,200	29,570
Kyowa Kirin Co. Ltd. (B)	2,600	92,297
Kyushu Electric Power Co., Inc.	4,900	37,747
Kyushu Railway Co. (B)	1,600	36,126
Lasertec Corp.	800	155,618
Lawson, Inc.	500	23,155
Lion Corp. (B)	3,100	52,565
Lixil Corp.	3,000	77,656
M3, Inc.	4,500	328,935
Mabuchi Motor Co. Ltd. (B)	600	22,705
Makita Corp.	2,900	136,652
Marubeni Corp.	17,200	149,715
Marui Group Co. Ltd.	2,300	43,269
Maruichi Steel Tube Ltd.	800	18,805
Matsumotokiyoshi Holdings Co. Ltd.	1,000	44,193
Mazda Motor Corp. (A)	6,200	58,319
McDonald’s Holdings Co. Japan Ltd. (B)	700	30,904
Mebuki Financial Group, Inc.	12,300	25,932
Medipal Holdings Corp.	2,200	42,061
MEIJI Holdings Co. Ltd.	1,500	89,873
Mercari, Inc. (A) (B)	1,100	58,474
Minebea Mitsumi, Inc.	4,400	116,511
MISUMI Group, Inc.	3,000	101,631
Mitsubishi Chemical Holdings Corp.	14,700	123,637
Mitsubishi Corp.	14,700	401,042
Mitsubishi Electric Corp.	22,400	325,435
Mitsubishi Estate Co. Ltd.	14,500	234,699
Mitsubishi Gas Chemical Co., Inc.	2,200	46,700
Mitsubishi HC Capital, Inc.	7,950	42,619
Mitsubishi Heavy Industries Ltd.	3,500	103,086
Mitsubishi Logistics Corp.	800	23,714
Mitsubishi Materials Corp.	1,400	27,939
Mitsubishi Motors Corp. (A)	7,100	19,959

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	134,300	$ 726,132
Mitsui & Co. Ltd.	16,700	376,235
Mitsui Chemicals, Inc.	2,100	72,561
Mitsui Fudosan Co. Ltd.	10,000	231,823
Mitsui O.S.K. Lines Ltd.	1,300	62,546
Miura Co. Ltd.	1,200	52,059
Mizuho Financial Group, Inc.	26,400	377,602
MonotaRO Co. Ltd.	2,600	61,609
Morinaga & Co. Ltd.	500	15,992
MS&AD Insurance Group Holdings, Inc.	5,000	144,517
Murata Manufacturing Co. Ltd.	6,700	512,023
Nabtesco Corp. (B)	1,300	49,194
Nagoya Railroad Co. Ltd. (A)	2,000	37,229
Nankai Electric Railway Co. Ltd.	1,200	25,656
NEC Corp.	2,800	144,301
NET One Systems Co. Ltd.	900	29,719
Nexon Co. Ltd.	4,700	104,849
NGK Insulators Ltd.	2,900	48,703
NGK Spark Plug Co. Ltd. (B)	1,800	26,694
NH Foods Ltd.	1,100	42,815
Nichirei Corp.	1,400	36,819
Nidec Corp.	5,700	661,208
Nifco, Inc.	900	34,017
Nihon M&A Center, Inc. (B)	3,000	77,872
Nihon Unisys Ltd.	800	24,074
Nikon Corp.	3,600	38,436
Nintendo Co. Ltd.	1,200	698,658
Nippo Corp.	500	14,258
Nippon Building Fund, Inc., REIT (B)	17	106,145
Nippon Express Co. Ltd.	900	68,601
Nippon Paint Holdings Co. Ltd. (B)	15,100	205,161
Nippon Prologis, Inc., REIT	27	85,994
Nippon Sanso Holdings Corp. (B)	2,200	45,134
Nippon Shinyaku Co. Ltd.	600	47,626
Nippon Shokubai Co. Ltd.	400	19,245
Nippon Steel Corp.	9,900	167,111
Nippon Telegraph & Telephone Corp.	13,400	349,458
Nippon Television Holdings, Inc.	500	5,798
Nippon Yusen KK	1,800	91,305
Nissan Chemical Corp.	1,500	73,520
Nissan Motor Co. Ltd. (A)	25,000	124,178
Nisshin Seifun Group, Inc.	2,700	39,531
Nissin Foods Holdings Co. Ltd.	900	64,871
Nitori Holdings Co. Ltd.	900	159,420
Nitto Denko Corp.	1,600	119,506
NOF Corp.	900	46,950
NOK Corp.	1,300	16,140
Nomura Holdings, Inc.	29,300	149,892
Nomura Real Estate Holdings, Inc.	1,200	30,468
Nomura Real Estate Master Fund, Inc., REIT	49	78,628
Nomura Research Institute Ltd.	3,900	129,133
NS Solutions Corp.	300	9,677
NSK Ltd.	5,100	43,147
NTT Data Corp.	6,700	104,614
Obayashi Corp.	7,500	59,668
OBIC Business Consultants Co. Ltd.	200	11,569
OBIC Co. Ltd.	700	130,615
Odakyu Electric Railway Co. Ltd. (B)	3,600	91,014

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Oji Holdings Corp.	10,600	$ 60,932
Olympus Corp.	13,400	266,575
Omron Corp.	2,100	166,691
Ono Pharmaceutical Co. Ltd.	5,200	116,144
Open House Co. Ltd.	800	37,625
Oracle Corp.	300	22,975
Oriental Land Co. Ltd.	2,300	328,039
ORIX Corp.	13,400	226,311
ORIX, Inc., REIT	29	55,863
Osaka Gas Co. Ltd.	4,300	80,158
Otsuka Corp.	1,100	57,780
Otsuka Holdings Co. Ltd. (B)	5,800	240,748
PALTAC Corp.	300	15,569
Pan Pacific International Holdings Corp. (B)	6,300	130,893
Panasonic Corp.	24,300	281,446
Park24 Co. Ltd. (A)	1,200	21,818
PeptiDream, Inc. (A)	1,000	49,103
Persol Holdings Co. Ltd.	2,000	39,553
Pigeon Corp. (B)	1,300	36,661
Pola Orbis Holdings, Inc. (B)	900	23,791
Rakuten Group, Inc. (B)	9,400	106,204
Recruit Holdings Co. Ltd.	17,700	872,322
Relo Group, Inc.	1,200	27,462
Renesas Electronics Corp. (A)	14,400	155,819
Resona Holdings, Inc.	24,800	95,455
Ricoh Co. Ltd.	7,100	79,770
Rinnai Corp.	400	38,093
Rohm Co. Ltd.	900	83,278
Rohto Pharmaceutical Co. Ltd.	1,200	32,273
Ryohin Keikaku Co. Ltd.	2,700	56,681
Sankyu, Inc.	600	26,029
Santen Pharmaceutical Co. Ltd.	4,200	57,897
SBI Holdings, Inc.	2,500	59,194
Screen Holdings Co. Ltd.	500	49,464
SCSK Corp.	500	29,822
Secom Co. Ltd.	2,200	167,374
Sega Sammy Holdings, Inc.	1,800	23,645
Seibu Holdings, Inc. (A) (B)	2,800	32,846
Seiko Epson Corp.	3,400	59,858
Seino Holdings Co. Ltd.	1,800	23,094
Sekisui Chemical Co. Ltd.	4,700	80,415
Sekisui House Ltd.	6,800	139,596
Sekisui House, Inc., REIT (B)	45	37,301
Seria Co. Ltd.	500	18,448
Seven & i Holdings Co. Ltd.	8,300	396,118
Seven Bank Ltd.	7,600	16,160
SG Holdings Co. Ltd.	5,300	139,102
Sharp Corp. (B)	2,500	41,287
Shimadzu Corp.	2,900	112,222
Shimamura Co. Ltd.	300	28,813
Shimano, Inc. (B)	900	213,668
Shimizu Corp.	7,300	56,037
Shin-Etsu Chemical Co. Ltd.	4,100	686,350
Shinsei Bank Ltd.	1,700	22,316
Shionogi & Co. Ltd. (B)	2,900	151,310
Shiseido Co. Ltd. (B)	4,200	309,201
Shizuoka Bank Ltd. (B)	5,900	45,663
Showa Denko KK	1,600	47,572

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Skylark Holdings Co. Ltd. (A) (B)	2,300	$ 31,975
SMC Corp.	700	414,046
SoftBank Corp.	16,400	214,771
SoftBank Group Corp.	13,100	917,673
Sohgo Security Services Co. Ltd.	900	41,031
Sojitz Corp.	11,500	34,710
Sompo Holdings, Inc.	3,900	144,278
Sony Group Corp.	13,100	1,276,480
Sotetsu Holdings, Inc.	1,000	19,722
Square Enix Holdings Co. Ltd.	900	44,680
Stanley Electric Co. Ltd.	1,600	46,346
Subaru Corp.	6,400	126,368
Sugi Holdings Co. Ltd.	400	29,192
Sumco Corp. (B)	2,600	63,835
Sumitomo Chemical Co. Ltd.	17,200	91,277
Sumitomo Corp.	12,400	166,242
Sumitomo Dainippon Pharma Co. Ltd.	2,000	41,950
Sumitomo Electric Industries Ltd.	8,300	122,567
Sumitomo Heavy Industries Ltd.	1,300	35,841
Sumitomo Metal Mining Co. Ltd.	2,800	109,109
Sumitomo Mitsui Financial Group, Inc. (B)	14,300	493,459
Sumitomo Mitsui Trust Holdings, Inc.	3,900	123,968
Sumitomo Realty & Development Co. Ltd.	5,000	178,845
Sumitomo Rubber Industries Ltd. (B)	1,900	26,243
Sundrug Co. Ltd.	700	22,263
Suntory Beverage & Food Ltd. (B)	1,300	48,959
Suzuken Co. Ltd. (B)	800	23,462
Suzuki Motor Corp.	5,100	216,011
Sysmex Corp.	1,700	202,180
T&D Holdings, Inc.	6,300	81,510
Taiheiyo Cement Corp.	1,300	28,544
Taisei Corp.	2,200	72,151
Taisho Pharmaceutical Holdings Co. Ltd.	600	32,165
Taiyo Yuden Co. Ltd. (B)	1,400	69,249
Takara Bio, Inc.	500	13,357
Takeda Pharmaceutical Co. Ltd.	16,400	549,523
TBS Holdings, Inc.	400	6,148
TDK Corp.	1,300	158,005
Teijin Ltd.	2,100	32,033
Terumo Corp.	7,500	304,217
THK Co. Ltd. (B)	1,300	38,828
TIS, Inc.	2,400	61,346
Tobu Railway Co. Ltd.	2,200	56,928
Toho Co. Ltd.	1,500	61,897
Toho Gas Co. Ltd.	1,000	49,013
Tohoku Electric Power Co., Inc.	5,200	40,760
Tokai Carbon Co. Ltd. (B)	2,200	30,367
Tokio Marine Holdings, Inc.	7,300	335,962
Tokyo Century Corp.	600	32,273
Tokyo Electric Power Co. Holdings, Inc. (A)	8,400	24,975
Tokyo Electron Ltd.	1,600	693,107
Tokyo Gas Co. Ltd.	4,000	75,574
Tokyo Tatemono Co. Ltd. (B)	2,200	31,397
Tokyu Corp.	5,900	80,322
Tokyu Fudosan Holdings Corp.	6,300	37,917
Toppan, Inc.	3,600	57,897
Toray Industries, Inc.	17,000	113,206
Toshiba Corp. (B)	4,400	190,486

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Tosoh Corp.	3,400	$ 58,694
TOTO Ltd.	1,700	88,071
Toyo Seikan Group Holdings Ltd.	1,700	23,235
Toyo Suisan Kaisha Ltd.	1,100	42,369
Toyoda Gosei Co. Ltd.	800	19,713
Toyota Boshoku Corp.	900	18,626
Toyota Industries Corp.	2,100	181,827
Toyota Motor Corp.	26,500	2,318,362
Toyota Tsusho Corp.	2,500	118,254
Trend Micro, Inc.	1,500	78,656
Tsumura & Co.	700	22,043
Tsuruha Holdings, Inc.	400	46,527
Ube Industries Ltd.	1,100	22,289
Unicharm Corp. (B)	4,600	185,260
United Urban Investment Corp., REIT	32	46,332
USS Co. Ltd.	2,300	40,160
Welcia Holdings Co. Ltd. (B)	1,100	35,976
West Japan Railway Co.	2,000	114,136
Workman Co. Ltd.	200	14,019
Yakult Honsha Co. Ltd.	1,700	96,342
Yamada Holdings Co. Ltd.	8,200	37,901
Yamaha Corp.	1,700	92,360
Yamaha Motor Co. Ltd. (B)	3,300	89,792
Yamato Holdings Co. Ltd.	3,800	108,190
Yamazaki Baking Co. Ltd. (B)	1,900	26,808
Yaskawa Electric Corp.	2,800	136,985
Yokogawa Electric Corp.	2,500	37,391
Yokohama Rubber Co. Ltd. (B)	1,400	30,008
Z Holdings Corp.	27,900	139,965
Zenkoku Hosho Co. Ltd.	500	21,511
Zensho Holdings Co. Ltd.	1,000	25,705
Zeon Corp.	2,000	27,696
ZOZO, Inc.	1,000	34,012

		48,061,444

Jordan - 0.0% (D)
Hikma Pharmaceuticals PLC	1,672	56,497

Luxembourg - 0.3%
ArcelorMittal SA	7,233	221,731
Ardagh Group SA	194	4,757
Aroundtown SA	12,481	97,392
Eurofins Scientific SE (A)	1,271	145,302
Millicom International Cellular SA, SDR (A)	971	38,467
RTL Group SA (A)	387	23,062
SES SA	3,992	30,497
Shurgard Self Storage SA	259	12,501
Tenaris SA	4,916	53,588

		627,297

Macau - 0.1%
Sands China Ltd. (A)	25,200	106,111
Wynn Macau Ltd. (A)	15,200	23,918

		130,029

Mexico - 0.0% (D)
Fresnillo PLC	1,918	20,444

Netherlands - 5.0%
Adyen NV (A) (B) (C)	317	774,605
Akzo Nobel NV	1,984	245,165
ASML Holding NV	4,367	3,000,613

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
EXOR NV	1,179	$ 94,461
Heineken Holding NV (B)	1,049	105,679
Heineken NV (B)	2,459	298,028
ING Groep NV	40,643	536,932
JDE Peet’s NV (A) (B)	731	26,527
Koninklijke Ahold Delhaize NV	10,886	323,646
Koninklijke DSM NV	1,820	339,723
Koninklijke KPN NV	36,753	114,804
Koninklijke Philips NV	9,484	470,015
NN Group NV	3,309	156,102
Prosus NV	4,397	430,032
QIAGEN NV (A)	2,403	116,155
Royal Dutch Shell PLC, A Shares	42,696	853,357
Royal Dutch Shell PLC, B Shares	38,583	745,674
Stellantis NV	23,061	452,720
Wolters Kluwer NV	2,785	279,807

		9,364,045

New Zealand - 0.4%
a2 Milk Co. Ltd. (A) (B)	7,739	34,825
Auckland International Airport Ltd. (A)	12,571	63,860
Chorus Ltd.	4,654	20,813
Contact Energy Ltd.	8,080	46,748
Fisher & Paykel Healthcare Corp. Ltd.	6,001	130,492
Fletcher Building Ltd.	8,581	45,090
Genesis Energy Ltd.	5,323	12,646
Goodman Property Trust, REIT	11,442	18,429
Infratil Ltd.	7,526	40,493
Mercury NZ Ltd.	6,524	30,406
Meridian Energy Ltd.	13,070	48,677
Precinct Properties New Zealand Ltd.	12,750	14,254
Ryman Healthcare Ltd.	4,320	39,634
Spark New Zealand Ltd.	19,438	65,195
Trustpower Ltd.	717	4,053
Xero Ltd. (A)	1,263	129,998

		745,613

Norway - 0.9%
Adevinta ASA, B Shares (A)	2,424	46,479
Aker ASA, A Shares	248	18,301
Aker BP ASA	1,125	35,874
Austevoll Seafood ASA	929	11,530
DnB ASA	9,200	200,567
Elkem ASA (A) (C)	3,129	11,388
Entra ASA (C)	1,744	39,885
Equinor ASA	11,192	236,945
Gjensidige Forsikring ASA	1,978	43,628
Kahoot! ASA (A)	3,029	20,768
Kongsberg Gruppen ASA	937	24,129
Leroy Seafood Group ASA	2,915	25,569
LINK Mobility Group Holding ASA (A)	2,663	9,730
Mowi ASA	4,684	119,207
NEL ASA (A) (B)	8,496	19,825
Nordic Semiconductor ASA (A)	1,806	45,794
Norsk Hydro ASA	14,216	90,762
Norwegian Finans Holding ASA	1,750	19,716
Orkla ASA	8,445	86,067
Salmar ASA	566	37,570
Scatec ASA (C)	1,224	32,431

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Schibsted ASA, B Shares	1,040	$ 43,339
Schibsted ASA, Class A	805	38,879
SpareBank 1 SR-Bank ASA	1,917	25,329
Storebrand ASA	4,870	44,143
Telenor ASA	6,702	113,008
TGS ASA	1,221	15,573
Tomra Systems ASA	1,217	67,177
Veidekke ASA	1,138	15,235
Yara International ASA	1,786	94,061

		1,632,909

Poland - 0.0% (D)
Allegro.eu SA (A) (C)	2,237	38,558

Portugal - 0.1%
EDP - Energias de Portugal SA	28,899	153,193
Galp Energia SGPS SA	4,737	51,412
Jeronimo Martins SGPS SA	2,555	46,601
Navigator Co. SA (B)	2,316	7,916
NOS SGPS SA	2,574	9,023

		268,145

Singapore - 1.7%
Ascendas, REIT	34,200	75,056
BOC Aviation Ltd. (C)	2,200	18,555
CapitaLand Integrated Commercial Trust, REIT	47,200	73,388
CapitaLand Ltd.	26,000	71,760
City Developments Ltd.	4,800	26,032
ComfortDelGro Corp. Ltd.	21,000	25,621
DBS Group Holdings Ltd.	18,600	412,488
Genting Singapore Ltd.	59,000	36,650
Jardine Cycle & Carriage Ltd.	1,000	15,890
Keppel Corp. Ltd.	15,000	61,040
Keppel, REIT	20,300	17,820
Mapletree Commercial Trust, REIT	22,800	36,637
Mapletree Industrial Trust, REIT	20,200	42,528
Mapletree Logistics Trust, REIT	30,300	46,210
Olam International Ltd. (B)	7,300	8,689
Oversea-Chinese Banking Corp. Ltd.	42,000	373,382
SATS Ltd. (A) (B)	7,000	20,466
Sea Ltd., ADR (A)	3,825	1,050,345
Sembcorp Industries Ltd.	9,300	14,806
Singapore Airlines Ltd. (A) (B)	13,600	49,070
Singapore Exchange Ltd.	8,600	71,528
Singapore Technologies Engineering Ltd.	15,600	44,913
Singapore Telecommunications Ltd.	72,200	123,001
Suntec, REIT	22,500	24,438
United Overseas Bank Ltd.	16,000	307,335
UOL Group Ltd.	4,900	26,611
Venture Corp. Ltd.	2,800	40,015
Wilmar International Ltd.	29,500	98,758

		3,213,032

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	2,814	75,386
Aena SME SA (A) (C)	765	125,468
Amadeus IT Group SA (A)	4,690	329,930
Banco Bilbao Vizcaya Argentaria SA (A)	69,416	430,371
Banco Santander SA (A)	180,524	689,242
CaixaBank SA (B)	45,314	139,396
Cellnex Telecom SA (B) (C)	5,658	360,452

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
EDP Renovaveis SA	2,800	$ 64,883
Endesa SA (B)	3,307	80,239
Ferrovial SA (B)	5,188	152,273
Grifols SA, ADR	2,722	47,227
Grifols SA (B)	3,061	82,910
Iberdrola SA	60,802	741,241
Industria de Diseno Textil SA	11,680	411,523
Naturgy Energy Group SA	3,533	90,835
Red Electrica Corp. SA (B)	4,506	83,655
Repsol SA (B)	14,629	183,096
Siemens Gamesa Renewable Energy SA (A) (B)	2,340	78,144
Telefonica SA	53,836	251,610

		4,417,881

Sweden - 4.0%
AAK AB	1,842	41,311
AddTech AB, B Shares	2,706	44,930
Akelius Residential Property AB, D Shares (B)	2,290	4,427
Alfa Laval AB	3,100	109,578
Assa Abloy AB, B Shares	10,325	311,242
Atlas Copco AB, A Shares	6,729	412,293
Atlas Copco AB, B Shares	4,062	213,736
Axfood AB	1,092	30,224
Beijer Ref AB	2,506	44,686
Boliden AB	2,847	109,524
Castellum AB	2,540	64,687
Electrolux AB, Series B	2,630	72,976
Elekta AB, B Shares	3,837	55,634
Embracer Group AB (A)	3,161	85,566
Epiroc AB, A Shares	6,518	148,619
Epiroc AB, B Shares	4,060	79,732
EQT AB	2,183	79,283
Essity AB, Class B	6,336	210,258
Evolution AB (C)	1,680	265,668
Fabege AB	2,824	45,338
Fastighets AB Balder, B Shares (A) (B)	1,058	66,433
Getinge AB, B Shares	2,275	85,870
H&M Hennes & Mauritz AB, B Shares (A)	7,907	187,686
Hexagon AB, B Shares	20,509	304,080
Holmen AB, B Shares	964	43,544
Hufvudstaden AB, A Shares	1,226	20,858
Husqvarna AB, B Shares	4,308	57,274
ICA Gruppen AB	963	44,850
Industrivarden AB, A Shares	1,668	64,909
Industrivarden AB, C Shares	1,750	64,089
Indutrade AB	2,763	70,754
Intrum AB	773	25,317
Investment AB Latour, B Shares	1,295	42,520
Investor AB, A Shares	5,451	124,513
Investor AB, B Shares	18,967	437,462
Kinnevik AB, Class B (A)	2,518	100,871
L E Lundbergforetagen AB, B Shares	665	42,938
Lifco AB, B Shares	2,206	51,589
Lundin Energy AB (B)	1,994	70,600
Nibe Industrier AB, B Shares	14,841	156,216
Nordnet AB	1,562	26,383
Saab AB, B Shares	848	22,518
Sagax AB, D Shares	1,249	4,856
Samhallsbyggnadsbolaget i Norden AB (B)	8,741	36,652

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,493	$ 5,087
Sandvik AB	11,361	290,396
Securitas AB, B Shares	3,332	52,636
Sinch AB (A) (C)	5,567	93,736
Skandinaviska Enskilda Banken AB, C Shares	148	1,890
Skandinaviska Enskilda Banken AB, Class A	16,717	216,093
Skanska AB, B Shares	4,166	110,578
SKF AB, B Shares	3,929	100,107
Spotify Technology SA (A)	1,231	339,251
SSAB AB, A Shares (A)	2,470	12,096
SSAB AB, B Shares (A)	6,497	28,435
Svenska Cellulosa AB SCA, Class B	6,241	102,349
Svenska Handelsbanken AB, A Shares	15,994	180,584
Svenska Handelsbanken AB, B Shares	367	4,394
Sweco AB, B Shares	1,659	30,204
Swedbank AB, A Shares	9,663	179,924
Swedish Match AB	16,886	144,097
Swedish Orphan Biovitrum AB (A)	2,024	36,932
Tele2 AB, B Shares (B)	5,214	71,088
Telefonaktiebolaget LM Ericsson, B Shares	27,827	349,979
Telia Co. AB	25,545	113,445
Trelleborg AB, B Shares	2,525	58,666
Volvo AB, B Shares (B)	16,537	398,142
Wallenstam AB, B Shares	2,153	34,087

		7,536,690

Switzerland - 8.9%
ABB Ltd.	19,863	674,528
Alcon, Inc.	5,202	364,565
Chocoladefabriken Lindt & Spruengli AG	12	214,373
Cie Financiere Richemont SA	5,434	658,123
Credit Suisse Group AG	25,227	264,510
Geberit AG	386	289,808
Givaudan SA	83	386,379
Glencore PLC (A)	113,887	486,855
Holcim Ltd. (A)	5,322	319,545
Kuehne & Nagel International AG	525	179,818
Lonza Group AG	775	549,841
Nestle SA	29,992	3,738,496
Novartis AG	25,683	2,342,825
Partners Group Holding AG	195	295,659
Roche Holding AG	7,597	2,872,987
Schindler Holding AG	627	189,196
SGS SA	54	166,729
Siemens Energy AG (A)	4,161	125,436
Sika AG (B)	1,476	483,031
STMicroelectronics NV	6,830	247,891
Swatch Group AG	910	143,578
Swiss Re AG	2,942	265,698
Swisscom AG	264	150,857
UBS Group AG	40,174	615,420
Zurich Insurance Group AG	1,566	628,874

		16,655,022

United Kingdom - 12.3%
3i Group PLC	10,131	164,167
Admiral Group PLC	2,690	116,834
Anglo American PLC	14,191	563,129

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC	4,678	$ 346,644
Associated British Foods PLC	3,709	113,543
AstraZeneca PLC	13,666	1,639,255
Auto Trader Group PLC (A) (C)	10,088	88,271
AVEVA Group PLC	1,254	64,235
Aviva PLC	40,904	229,361
B&M European Value Retail SA (B)	8,856	70,126
BAE Systems PLC	33,571	242,086
Barclays PLC	166,295	393,111
Barratt Developments PLC	10,601	101,810
Berkeley Group Holdings PLC	1,267	80,426
BP PLC	209,259	910,605
British American Tobacco PLC	23,784	919,980
British Land Co. PLC, REIT	9,765	66,761
BT Group PLC (A)	91,320	244,739
Bunzl PLC	3,509	115,807
Burberry Group PLC (A)	4,215	120,299
CNH Industrial NV	10,369	171,230
Coca-Cola Europacific Partners PLC	2,083	123,564
Compass Group PLC (A)	18,587	390,804
ConvaTec Group PLC (C)	16,772	55,746
Croda International PLC	1,484	151,049
Diageo PLC	24,271	1,160,445
Direct Line Insurance Group PLC	14,084	55,451
Dr. Martens PLC (A)	4,789	29,440
DS Smith PLC	14,296	82,532
Farfetch Ltd., Class A (A)	2,208	111,195
Ferguson PLC	2,417	335,566
GlaxoSmithKline PLC	52,148	1,022,534
Halma PLC	3,952	146,970
Hargreaves Lansdown PLC	2,864	62,868
HSBC Holdings PLC	216,019	1,245,305
Imperial Brands PLC	9,884	212,597
Informa PLC (A)	15,648	108,431
InterContinental Hotels Group PLC (A)	1,954	129,839
Intertek Group PLC	1,680	128,342
J Sainsbury PLC	18,161	68,191
JD Sports Fashion PLC	5,155	65,445
Johnson Matthey PLC	2,071	87,918
Kingfisher PLC	21,980	110,678
Land Securities Group PLC, REIT (B)	7,821	72,972
Legal & General Group PLC	62,123	221,072
Lloyds Banking Group PLC	738,666	476,439
London Stock Exchange Group PLC	3,372	371,263
M&G PLC	27,066	85,586
Melrose Industries PLC	50,577	108,368
Mondi PLC	5,055	132,751
National Grid PLC	39,715	505,190
Natwest Group PLC	55,167	154,860
Next PLC (A)	1,384	150,201
NMC Health PLC (A) (E) (F) (G)	1,067	0
Ocado Group PLC (A)	6,314	174,711
Pearson PLC	7,873	90,272
Persimmon PLC	3,322	135,748
Phoenix Group Holdings PLC	8,530	79,705
Prudential PLC	27,230	516,668
Reckitt Benckiser Group PLC	7,668	677,632
RELX PLC	20,638	547,114

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Rentokil Initial PLC	19,356	$ 132,360
Rightmove PLC	9,115	81,772
Rio Tinto PLC	11,243	923,978
Rolls-Royce Holdings PLC (A) (B)	87,111	119,040
Sage Group PLC	11,668	110,285
Schroders PLC	1,294	62,798
Segro PLC, REIT	12,480	188,697
Severn Trent PLC	2,522	87,135
Smith & Nephew PLC	9,212	198,842
Smiths Group PLC	4,126	90,628
Spirax-Sarco Engineering PLC	768	144,449
SSE PLC	10,913	226,212
St. James’s Place PLC	5,612	114,507
Standard Chartered PLC	27,275	173,700
Standard Life Aberdeen PLC	22,702	84,990
Subsea 7 SA	2,374	22,804
Taylor Wimpey PLC	37,957	83,347
Tesco PLC	80,490	247,905
THG PLC (A)	7,982	67,263
Unilever PLC	27,372	1,599,681
United Utilities Group PLC	7,099	95,559
Vodafone Group PLC	278,996	467,668
Weir Group PLC (A)	2,703	69,117
Whitbread PLC (A)	2,097	90,441
WM Morrison Supermarkets PLC	25,086	85,494
WPP PLC	12,624	169,895

		22,886,448

United States - 0.1%
Flex Ltd. (A)	5,109	91,298

Uruguay - 0.0% (D)
Globant SA (A)	396	86,795

Total Common Stocks (Cost $153,376,259)		184,176,727

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 2.36% (H)	601	54,025
Henkel AG & Co. KGaA, 2.13% (H)	1,855	195,874
Porsche Automobil Holding SE, 2.41% (H)	1,594	170,810
Sartorius AG, 0.17% (H)	355	184,817
Volkswagen AG, 2.31% (H)	1,911	478,633

Total Preferred Stocks (Cost $792,560)		1,084,159

RIGHTS - 0.0% (D)
Austria - 0.0%
Buwog AG, (A) (E) (F) (G) Exercise Price EUR 29, Expiration Date 12/31/2099	152	0

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

	Shares	Value

RIGHTS (continued)
Singapore - 0.0% (D)
Olam International Ltd., (A) Exercise Price SGD 0.20, Expiration Date 07/19/2021	1,095	$ 285

Total Rights (Cost $0)		285

SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional Treasury Money Market Fund, 0.01% (H)	217,425	217,425

Total Short-Term Investment Company (Cost $217,425)		217,425

	Shares	Value

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.02% (H)	5,568,549	$ 5,568,549

Total Other Investment Company (Cost $5,568,549)		5,568,549

Total Investments (Cost $159,954,793)		191,047,145
Net Other Assets (Liabilities) - (2.3)%		(4,337,455)

Net Assets - 100.0%		$ 186,709,690

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	12	09/17/2021	$1,414,701	$1,382,460	$—	$(32,241)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.1%	$15,557,775
Pharmaceuticals	7.7	14,625,177
Insurance	4.4	8,370,721
Chemicals	3.4	6,568,859
Automobiles	3.3	6,270,824
Machinery	3.2	6,184,381
Food Products	3.2	6,150,096
Textiles, Apparel & Luxury Goods	3.2	6,044,855
Metals & Mining	3.1	6,003,513
Oil, Gas & Consumable Fuels	3.0	5,656,025
Semiconductors & Semiconductor Equipment	2.8	5,439,908
Capital Markets	2.4	4,647,516
Health Care Equipment & Supplies	1.9	3,693,477
Beverages	1.9	3,687,789
Electrical Equipment	1.9	3,669,668
Personal Products	1.9	3,655,155
Electric Utilities	1.9	3,546,106
IT Services	1.8	3,475,013
Real Estate Management & Development	1.8	3,443,957
Software	1.8	3,365,368
Diversified Telecommunication Services	1.8	3,356,086
Electronic Equipment, Instruments & Components	1.6	3,131,012
Industrial Conglomerates	1.6	3,002,472
Entertainment	1.5	2,930,506
Professional Services	1.5	2,849,333
Food & Staples Retailing	1.4	2,663,826
Trading Companies & Distributors	1.4	2,662,552
Equity Real Estate Investment Trusts	1.4	2,643,415
Household Durables	1.4	2,599,189
Hotels, Restaurants & Leisure	1.3	2,444,830
Wireless Telecommunication Services	1.2	2,240,390
Building Products	1.1	2,154,271

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Aerospace & Defense	1.1%		$2,097,759
Auto Components	1.0		1,859,394
Specialty Retail	0.9		1,731,745
Road & Rail	0.9		1,718,015
Diversified Financial Services	0.9		1,678,782
Biotechnology	0.8		1,591,997
Multi-Utilities	0.8		1,577,626
Internet & Direct Marketing Retail	0.8		1,534,190
Tobacco	0.8		1,494,106
Household Products	0.8		1,452,914
Construction & Engineering	0.8		1,451,053
Air Freight & Logistics	0.8		1,442,013
Construction Materials	0.6		1,198,397
Multiline Retail	0.6		1,070,127
Life Sciences Tools & Services	0.6		1,050,464
Health Care Providers & Services	0.5		909,476
Transportation Infrastructure	0.4		842,916
Gas Utilities	0.4		836,432
Media	0.4		772,227
Technology Hardware, Storage & Peripherals	0.4		756,657
Commercial Services & Supplies	0.4		756,201
Paper & Forest Products	0.4		673,989
Communications Equipment	0.3		666,370
Marine	0.3		624,725
Interactive Media & Services	0.3		556,607
Leisure Products	0.3		489,403
Health Care Technology	0.2		426,501
Containers & Packaging	0.2		341,884
Airlines	0.1		282,224
Independent Power & Renewable Electricity Producers	0.1		246,661
Money Market Fund	0.1		217,425
Water Utilities	0.1		182,694
Energy Equipment & Services	0.1		121,730
Consumer Finance	0.0	(D)	40,453
Distributors	0.0	(D)	31,459
Diversified Consumer Services	0.0	(D)	19,915

Investments	97.1		185,478,596
Short-Term Investments	2.9		5,568,549

Total Investments	100.0%		$191,047,145

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$3,145,858	$181,030,869	$0	$184,176,727
Preferred Stocks	—	1,084,159	—	1,084,159
Rights	—	285	0	285
Short-Term Investment Company	217,425	—	—	217,425
Other Investment Company	5,568,549	—	—	5,568,549

Total Investments	$8,931,832	$182,115,313	$0	$191,047,145

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(32,241)	$—	$—	$(32,241)

Total Other Financial Instruments	$(32,241)	$—	$—	$(32,241)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $11,289,080, collateralized by cash collateral of $5,568,549 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,296,385. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the total value of 144A securities is $3,538,030, representing 1.9% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2021, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at June 30, 2021.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
SGD	Singapore Dollar

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2021

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Assets:
Investments, at value (A) (B)	$100,508,706	$411,721,398	$46,376,529	$55,202,251	$191,047,145
Cash collateral pledged at broker for:
Futures contracts	13,500	33,000	6,500	25,758	85,536
Foreign currency, at value (C)	—	—	—	188,278	575,536
Receivables and other assets:
Investments sold	6,995,644	2,180,069	14,419,513	—	1,152
Net income from securities lending	306	1,766	467	272	5,273
Dividends	72,587	239,589	27,838	113,925	246,588
Interest	4	5	343	3	2
Tax reclaims	—	—	—	120	390,247
Variation margin receivable on futures contracts	3,766	24,409	2,043	9,374	13,091
Total assets	107,594,513	414,200,236	60,833,233	55,539,981	192,364,570

Liabilities:
Cash collateral received upon return of:
Securities on loan	415,081	58,118	572,196	515,003	5,568,549
Payables and other liabilities:
Investments purchased	—	—	14,440,380	—	—
When-issued, delayed-delivery, forward and TBA commitments purchased	6,995,284	—	—	—	—
Shares of beneficial interest redeemed	—	2,182,845	—	—	—
Investment management fees	40,965	129,174	19,048	29,519	86,331
Total liabilities	7,451,330	2,370,137	15,031,624	544,522	5,654,880
Net assets	$100,143,183	$411,830,099	$45,801,609	$54,995,459	$186,709,690

Net assets consist of:
Paid-in capital	$93,374,551	$321,075,535	$46,216,971	$45,472,846	$182,368,916
Total distributable earnings (accumulated losses)	6,768,632	90,754,564	(415,362)	9,522,613	4,340,774
Net assets	$100,143,183	$411,830,099	$45,801,609	$54,995,459	$186,709,690
Shares outstanding	1,700,000	5,660,000	790,000	900,000	3,550,000
Net asset value per share	$58.91	$72.76	$57.98	$61.11	$52.59

(A) Investments, at cost	$83,000,679	$322,690,756	$38,846,337	$43,891,419	$159,954,793
(B) Securities on loan, at value	$3,549,310	$229,098	$1,316,372	$1,037,685	$11,289,080
(C) Foreign currency, at cost	$—	$—	$—	$187,924	$578,517

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

STATEMENTS OF OPERATIONS

For the period ended June 30, 2021

(unaudited)

	DeltaShares® S&P 400 Managed Risk ETF	DeltaShares® S&P 500 Managed Risk ETF	DeltaShares® S&P 600 Managed Risk ETF	DeltaShares® S&P EM 100 & Managed Risk ETF	DeltaShares® S&P International Managed Risk ETF
Investment Income:
Dividend income	$505,585	$2,686,149	$160,281	$601,698	$3,102,275
Interest income	36,094	9,227	54,493	14,228	4,472
Non-cash dividend income	—	—	—	—	173,902
Net income from securities lending	2,839	3,048	4,601	1,921	33,351
Withholding taxes on foreign income	—	(265)	(136)	(65,952)	(304,016)
Total investment income	544,518	2,698,159	219,239	551,895	3,009,984

Expenses:
Investment management fees	220,780	678,641	101,520	162,207	455,493
Total expenses	220,780	678,641	101,520	162,207	455,493

Net investment income (loss)	323,738	2,019,518	117,719	389,688	2,554,491

Net realized gain (loss) on:
Investments	1,748,588	(685,500)	145,825	2,383,505	286,052
In-kind redemptions	930,992	9,068,993	383,523	—	3,216,602
Futures contracts	47,173	170,254	13,193	45,269	254,835
Foreign currency transactions	—	—	—	(9,468)	1,179
Net realized gain (loss)	2,726,753	8,553,747	542,541	2,419,306	3,758,668

Net change in unrealized appreciation (depreciation) on:
Investments	7,252,048	41,166,106	4,181,539	175,785	8,047,703
Futures contracts	(9,470)	(18,364)	(1,670)	(7,955)	(37,216)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(680)	(29,680)
Net change in unrealized appreciation (depreciation)	7,242,578	41,147,742	4,179,869	167,150	7,980,807
Net realized and change in unrealized gain (loss)	9,969,331	49,701,489	4,722,410	2,586,456	11,739,475
Net increase (decrease) in net assets resulting from operations	$10,293,069	$51,721,007	$4,840,129	$2,976,144	$14,293,966

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	DeltaShares® S&P 400 Managed Risk ETF		DeltaShares® S&P 500 Managed Risk ETF		DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2021 (unaudited)	December 31, 2020	June 30, 2021 (unaudited)	December 31, 2020	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$323,738	$390,659	$2,019,518	$3,314,233	$117,719	$103,415
Net realized gain (loss)	2,726,753	(3,723,088)	8,553,747	29,165,440	542,541	(3,034,511)
Net change in unrealized appreciation (depreciation)	7,242,578	1,231,737	41,147,742	(16,660,483)	4,179,869	566,193
Net increase (decrease) in net assets resulting from operations	10,293,069	(2,100,692)	51,721,007	15,819,190	4,840,129	(2,364,903)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(261,003)	(407,034)	(2,010,004)	(3,348,511)	(110,001)	(109,028)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(261,003)	(407,034)	(2,010,004)	(3,348,511)	(110,001)	(109,028)

Capital share transactions:
Proceeds from shares sold	—	1,591,684	—	71,220,778	5,236,571	1,553,925
Cost of shares redeemed	(2,812,931)	(3,924,593)	(24,643,712)	(125,014,760)	(1,150,894)	(3,801,091)
Net increase (decrease) in net assets resulting from capital share transactions	(2,812,931)	(2,332,909)	(24,643,712)	(53,793,982)	4,085,677	(2,247,166)
Net increase (decrease) in net assets	7,219,135	(4,840,635)	25,067,291	(41,323,303)	8,815,805	(4,721,097)

Net assets:
Beginning of period/year	92,924,048	97,764,683	386,762,808	428,086,111	36,985,804	41,706,901
End of period/year	$100,143,183	$92,924,048	$411,830,099	$386,762,808	$45,801,609	$36,985,804

Capital share transactions - shares:
Shares issued	—	30,000	—	1,200,000	100,000	30,000
Shares redeemed	(50,000)	(80,000)	(380,000)	(2,110,000)	(20,000)	(70,000)
Net increase (decrease) in shares outstanding	(50,000)	(50,000)	(380,000)	(910,000)	80,000	(40,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the periods and years ended:

	DeltaShares® S&P EM 100 & Managed Risk ETF		DeltaShares® S&P International Managed Risk ETF
	June 30, 2021 (unaudited)	December 31, 2020	June 30, 2021 (unaudited)	December 31, 2020
From operations:
Net investment income (loss)	$389,688	$312,826	$2,554,491	$1,402,374
Net realized gain (loss)	2,419,306	(1,676,930)	3,758,668	(17,903,976)
Net change in unrealized appreciation (depreciation)	167,150	7,462,241	7,980,807	8,107,345
Net increase (decrease) in net assets resulting from operations	2,976,144	6,098,137	14,293,966	(8,394,257)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	(440,001)	(421,586)	(2,600,006)	(1,169,430)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(440,001)	(421,586)	(2,600,006)	(1,169,430)

Capital share transactions:
Proceeds from shares sold	—	—	—	2,194,268
Cost of shares redeemed	—	—	(9,929,234)	(7,445,558)
Net increase (decrease) in net assets resulting from capital share transactions	—	—	(9,929,234)	(5,251,290)
Net increase (decrease) in net assets	2,536,143	5,676,551	1,764,726	(14,814,977)

Net assets:
Beginning of period/year	52,459,316	46,782,765	184,944,964	199,759,941
End of period/year	$54,995,459	$52,459,316	$186,709,690	$184,944,964

Capital share transactions - shares:
Shares issued	—	—	—	50,000
Shares redeemed	—	—	(200,000)	(150,000)
Net increase (decrease) in shares outstanding	—	—	(200,000)	(100,000)

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 400 Managed Risk ETF
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$53.10		$54.31		$48.30		$53.88	$50.00

Investment operations:
Net investment income (loss) (B)	0.19		0.22		0.67		0.66	0.27
Net realized and unrealized gain (loss)	5.77		(1.20)		6.03		(5.58)	3.94
Total investment operations	5.96		(0.98)		6.70		(4.92)	4.21

Dividends and/or distributions to shareholders:
Net investment income	(0.15)		(0.23)		(0.69)		(0.66)	(0.27)
Net realized gains	—		—		—		—	(0.06)
Total dividends and/or distributions to shareholders	(0.15)		(0.23)		(0.69)		(0.66)	(0.33)

Net asset value, end of period/year	$58.91		$53.10		$54.31		$48.30	$53.88
Total return	11.24	%(C)	(1.77)%		13.95%		(9.19)%	8.42	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$100,143		$92,924		$97,765		$103,844	$131,994
Expenses to average net assets	0.45	%(D)(E)	0.45	%(D)	0.45	%(D)	0.45%	0.45	%(E)
Net investment income (loss) to average net assets	0.66	%(E)	0.44%		1.30%		1.23%	1.25	%(E)
Portfolio turnover rate (F)	135	%(C)	821%		511%		435%	6	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 500 Managed Risk ETF
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$64.03		$61.60		$51.23		$54.10	$50.00

Investment operations:
Net investment income (loss) (B)	0.35		0.50		0.94		0.91	0.36
Net realized and unrealized gain (loss)	8.73		2.44		10.41		(2.86)	4.09
Total investment operations	9.08		2.94		11.35		(1.95)	4.45

Dividends and/or distributions to shareholders:
Net investment income	(0.35)		(0.51)		(0.98)		(0.91)	(0.34)
Net realized gains	—		—		—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.35)		(0.51)		(0.98)		(0.92)	(0.35)

Net asset value, end of period/year	$72.76		$64.03		$61.60		$51.23	$54.10
Total return	14.22	%(C)	4.88%		22.30%		(3.68)%	8.94	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$411,830		$386,763		$428,086		$386,758	$419,310
Expenses to average net assets	0.35	%(D)(E)	0.35	%(D)	0.35	%(D)	0.35%	0.35	%(E)
Net investment income (loss) to average net assets	1.04	%(E)	0.84%		1.66%		1.65%	1.64	%(E)
Portfolio turnover rate (F)	35	%(C)	689%		300%		430%	2	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	DeltaShares® S&P 600 Managed Risk ETF
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$52.09		$55.61		$50.34		$53.94	$50.00

Investment operations:
Net investment income (loss) (B)	0.15		0.15		0.64		0.59	0.24
Net realized and unrealized gain (loss)	5.88		(3.51)		5.30		(3.52)	4.09
Total investment operations	6.03		(3.36)		5.94		(2.93)	4.33

Dividends and/or distributions to shareholders:
Net investment income	(0.14)		(0.16)		(0.67)		(0.64)	(0.24)
Net realized gains	—		—		—		(0.03)	(0.15)
Total dividends and/or distributions to shareholders	(0.14)		(0.16)		(0.67)		(0.67)	(0.39)

Net asset value, end of period/year	$57.98		$52.09		$55.61		$50.34	$53.94
Total return	11.55	%(C)	(6.02)%		11.85%		(5.47)%	8.65	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$45,802		$36,986		$41,707		$40,274	$59,331
Expenses to average net assets	0.45	%(D)(E)	0.45	%(D)	0.45	%(D)	0.45%	0.45	%(E)
Net investment income (loss) to average net assets	0.52	%(E)	0.30%		1.21%		1.07%	1.12	%(E)
Portfolio turnover rate (F)	266	%(C)	894%		584%		448%	21	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

For a share outstanding during the periods and year indicated:	DeltaShares® S&P EM 100 & Managed Risk ETF
	June 30, 2021 (unaudited)		December 31, 2020	December 31, 2019 (A)
Net asset value, beginning of period/year	$58.29		$51.98	$50.14

Investment operations:
Net investment income (loss) (B)	0.43		0.35	1.18
Net realized and unrealized gain (loss)	2.88		6.43	1.75
Total investment operations	3.31		6.78	2.93

Dividends and/or distributions to shareholders:
Net investment income	(0.49)		(0.47)	(1.09)

Net asset value, end of period/year	$61.11		$58.29	$51.98
Total return	5.70	%(C)	13.20%	5.85	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$54,995		$52,459	$46,783
Expenses to average net assets (D)	0.60	%(E)	0.60%	0.60	%(E)
Net investment income (loss) to average net assets	1.44	%(E)	0.70%	3.10	%(E)
Portfolio turnover rate	180	%(C)	647%	274	%(C)(F)

(A)	Commenced operations on March 20, 2019.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the periods and years indicated:	DeltaShares® S&P International Managed Risk ETF
	June 30, 2021 (unaudited)		December 31, 2020		December 31, 2019		December 31, 2018	December 31, 2017 (A)
Net asset value, beginning of period/year	$49.32		$51.89		$44.93		$53.13	$50.00

Investment operations:
Net investment income (loss) (B)	0.72		0.37		1.38		1.33	0.32
Net realized and unrealized gain (loss)	3.28		(2.63)		7.12		(8.15)	3.16
Total investment operations	4.00		(2.26)		8.50		(6.82)	3.48

Dividends and/or distributions to shareholders:
Net investment income	(0.73)		(0.31)		(1.54)		(1.37)	(0.34)
Net realized gains	—		—		—		(0.01)	(0.01)
Total dividends and/or distributions to shareholders	(0.73)		(0.31)		(1.54)		(1.38)	(0.35)

Net asset value, end of period/year	$52.59		$49.32		$51.89		$44.93	$53.13
Total return	8.16	%(C)	(4.25)%		19.12%		(13.09)%	6.97	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$186,710		$184,945		$199,760		$202,190	$244,408
Expenses to average net assets	0.50	%(D)(E)	0.50	%(D)	0.50	%(D)	0.50%	0.50	%(E)
Net investment income (loss) to average net assets	2.80	%(E)	0.81%		2.85%		2.60%	1.47	%(E)
Portfolio turnover rate (F)	25	%(C)	690%		85%		189%	3	%(C)

(A)	Commenced operations on July 31, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Fund invests.
(E)	Annualized.
(F)	Excludes investment securities received or delivered as a result of processing in-kind issuances or redemptions of capital share transactions in creation units.

The Notes to Financial Statements are an integral part of this report.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At June 30, 2021

(unaudited)

1. ORGANIZATION

Transamerica ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on May 5, 2016. The Trust applies investment company accounting and reporting guidance. The funds covered by this report (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are as follows:

Fund
DeltaShares® S&P 400 Managed Risk ETF (“S&P 400 Managed Risk”)
DeltaShares® S&P 500 Managed Risk ETF (“S&P 500 Managed Risk”)
DeltaShares® S&P 600 Managed Risk ETF (“S&P 600 Managed Risk”)
DeltaShares® S&P EM 100 & Managed Risk ETF (“S&P EM 100 & Managed Risk”)
DeltaShares® S&P International Managed Risk ETF (“S&P International Managed Risk”)

Each Fund is classified as a “non-diversified” investment company under the 1940 Act.

The investment objective of each Fund is to seek to track the investment results, before fees and expenses, of the respective index listed below (each, an “Underlying Index”). Each Fund uses a “passive” or indexing approach to try to achieve its investment objective.

Fund	Underlying Index
S&P 400 Managed Risk	S&P 400® Managed Risk 2.0 Index
S&P 500 Managed Risk	S&P 500® Managed Risk 2.0 Index
S&P 600 Managed Risk	S&P 600® Managed Risk 2.0 Index
S&P EM 100 & Managed Risk	S&P EM 100 Managed Risk 2.0 Index
S&P International Managed Risk	S&P EPAC Ex. Korea LargeMidCap Managed Risk 2.0 Index

This report must be accompanied or preceded by each Fund’s current prospectus, which contains additional information about the Funds, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM currently acts as a “manager of managers” and has hired Milliman Financial Risk Management LLC as the sub-adviser to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; working with the authorized participants for the ETFs, the index providers and the listing stock exchange; supervision of the performance of recordkeeping and shareholder relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

1. ORGANIZATION (continued)

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Funds may be subject to taxes imposed by the countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds accrue such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Funds’ own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2021, is disclosed within the Investment Valuation section of each Fund’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2021, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Securities lending: The Funds may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Funds pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Funds to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Funds may experience delays in recovery of the loaned securities or delays in access to

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

collateral, or the Funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Funds is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Funds in the case of default of any securities borrower.

Each Fund receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statements of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2021, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2021.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
S&P 400 Managed Risk
Securities Lending Transactions
Common Stocks	$415,081	$—	$—	$—	$415,081
Total Borrowings	$415,081	$—	$—	$—	$415,081

S&P 500 Managed Risk
Securities Lending Transactions
Common Stocks	$58,118	$—	$—	$—	$58,118
Total Borrowings	$58,118	$—	$—	$—	$58,118

S&P 600 Managed Risk
Securities Lending Transactions
Common Stocks	$572,196	$—	$—	$—	$572,196
Total Borrowings	$572,196	$—	$—	$—	$572,196

S&P EM 100 & Managed Risk
Securities Lending Transactions
Common Stocks	$515,003	$—	$—	$—	$515,003
Total Borrowings	$515,003	$—	$—	$—	$515,003

S&P International Managed Risk
Securities Lending Transactions
Common Stocks	$5,568,549	$—	$—	$—	$5,568,549
Total Borrowings	$5,568,549	$—	$—	$—	$5,568,549

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

Certain Funds’ investment strategies allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment strategies, the Funds may seek to use derivatives. The Funds’ use of derivatives may increase or decrease their exposure to the following market risks:

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. A Fund may use futures contracts to enhance the Fund’s ability to track its Underlying Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2021, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and each Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2021.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 500 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$7,998	$—	$—	$7,998
Total	$—	$—	$7,998	$—	$—	$7,998

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(3,326)	$—	$—	$(3,326)
Total	$—	$—	$(3,326)	$—	$—	$(3,326)

S&P 600 Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(807)	$—	$—	$(807)
Total	$—	$—	$(807)	$—	$—	$(807)

S&P EM 100 & Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(715)	$—	$—	$(715)
Total	$—	$—	$(715)	$—	$—	$(715)

S&P International Managed Risk
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(32,241)	$—	$—	$(32,241)
Total	$—	$—	$(32,241)	$—	$—	$(32,241)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Unrealized Appreciation (Depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure as of June 30, 2021.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$47,173	$—	$—	$47,173
Total	$—	$—	$47,173	$—	$—	$47,173

S&P 500 Managed Risk
Futures contracts	$—	$—	$170,254	$—	$—	$170,254
Total	$—	$—	$170,254	$—	$—	$170,254

S&P 600 Managed Risk
Futures contracts	$—	$—	$13,193	$—	$—	$13,193
Total	$—	$—	$13,193	$—	$—	$13,193

S&P EM 100 & Managed Risk
Futures contracts	$—	$—	$45,269	$—	$—	$45,269
Total	$—	$—	$45,269	$—	$—	$45,269

S&P International Managed Risk
Futures contracts	$—	$—	$254,835	$—	$—	$254,835
Total	$—	$—	$254,835	$—	$—	$254,835

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
S&P 400 Managed Risk
Futures contracts	$—	$—	$(9,470)	$—	$—	$(9,470)
Total	$—	$—	$(9,470)	$—	$—	$(9,470)

S&P 500 Managed Risk
Futures contracts	$—	$—	$(18,364)	$—	$—	$(18,364)
Total	$—	$—	$(18,364)	$—	$—	$(18,364)

S&P 600 Managed Risk
Futures contracts	$—	$—	$(1,670)	$—	$—	$(1,670)
Total	$—	$—	$(1,670)	$—	$—	$(1,670)

S&P EM 100 & Managed Risk
Futures contracts	$—	$—	$(7,955)	$—	$—	$(7,955)
Total	$—	$—	$(7,955)	$—	$—	$(7,955)

S&P International Managed Risk
Futures contracts	$—	$—	$(37,216)	$—	$—	$(37,216)
Total	$—	$—	$(37,216)	$—	$—	$(37,216)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2021.

	S&P 400 Managed Risk	S&P 500 Managed Risk	S&P 600 Managed Risk	S&P EM 100 & Managed Risk	S&P International Managed Risk
Futures contracts:
Average notional value of contracts — long	$247,720	$970,016	$141,772	$255,799	$2,589,821

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, a Fund may be required to pledge collateral on derivatives to a counterparty if the Fund is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by a Fund to cover obligations, if any, is reported in Cash collateral at broker within the Statements of Assets and Liabilities. Cash collateral that has been received by a Fund from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statements of Assets and Liabilities. Non-cash collateral pledged to each Fund, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. Additionally, to the extent the Fund has delivered collateral to a counterparty, the Fund bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Funds involves certain key risks related to the Funds’ trading activity. Please reference the Funds’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Funds.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

7. RISK FACTORS (continued)

Market risk: The market values of a Fund’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Fund’s investments, impair a Fund’s ability to satisfy redemption requests, and negatively impact a Fund’s performance.

Passive strategy/index risk: A Fund is managed with a passive investment strategy, attempting to track the performance of a rules based index of securities, regardless of the current or projected performance of the Underlying Index or of the actual securities comprising the Underlying Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, a Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Underlying Index will affect the performance, volatility, and risk of the Underlying Index and, consequently, the performance, volatility, and risk of a Fund.

Index tracking risk: While the sub-adviser seeks to track the performance of an Underlying Index (i.e., achieve a high degree of correlation with the Underlying Index), a Fund’s return may not match the return of the Underlying Index. When utilizing either a replication or sampling strategy, a Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities and engaging in derivatives transactions. In addition, a Fund may not be fully invested at times, generally as a result of cash flows into or out of a Fund. The sub-adviser may attempt to replicate the Underlying Index return through a sampling strategy, which involves investing in fewer than all of the securities in the Underlying Index, or in some securities not included in the Underlying Index, potentially increasing the risk of divergence between a Fund’s return and that of the Underlying Index. To the extent a Fund employs a sampling strategy, an adverse development affecting an issuer of a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund used a full replication strategy and held all of the securities in the Underlying Index. In addition, due to the potential for frequent rebalancing of the Underlying Index, there is greater risk that a Fund may not implement all changes to a Fund’s portfolio necessary to track exactly the performance of the Underlying Index.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is an affiliate of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Funds.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Each Fund pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Fund	Rate
S&P 400 Managed Risk	0.45%
S&P 500 Managed Risk	0.35
S&P 600 Managed Risk	0.45
S&P EM 100 & Managed Risk	0.60
S&P International Managed Risk	0.50

From time to time, TAM may waive all or a portion of its management fee. TAM pays all expenses of each Fund other than the investment management fee, distribution fee pursuant to each Fund’s distribution and service plan, if any, brokerage expenses, taxes, interest, litigation expenses, fees and expenses related to securities lending services, external counsel fees, independent trustee expenses, costs of borrowing money, acquired fund fees and expenses and other extraordinary expenses.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, however, the Distribution Plan has not yet been implemented. Under the Distribution Plan, payments at an annual rate of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of capital shares. The implementation of any such payments would be approved by the Board prior to implementation.

The Trust has entered into a distribution agreement with Foreside Fund Services, LLC as the Funds’ distributor. The Distributor will not distribute Fund shares in less than creation units, and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2021.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2021, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

	Purchases of Securities		Sales/Maturities of Securities
Fund	Long-Term	U.S. Government	Long-Term	U.S. Government
S&P 400 Managed Risk	$36,016,365	$84,186,539	$13,569,267	$113,929,074
S&P 500 Managed Risk	112,189,989	23,234,425	74,164,714	61,649,625
S&P 600 Managed Risk	10,146,236	105,593,648	4,571,858	108,647,871
S&P EM 100 & Managed Risk	29,999,888	60,771,525	30,306,682	60,649,408
S&P International Managed Risk	36,728,613	16,236,002	20,237,439	24,273,614

For the period ended June 30, 2021, the cost of in-kind purchases and proceeds from in-kind sales are as follows. Funds not listed in the subsequent table do not have in-kind purchases or in-kind sales during the period.

Fund	In-Kind Purchases	In-Kind Sales
S&P 400 Managed Risk	$—	$2,122,775
S&P 500 Managed Risk	—	23,504,835
S&P 600 Managed Risk	2,719,056	787,366
S&P International Managed Risk	—	9,142,378

Transamerica ETF Trust	Semi-Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2021

(unaudited)

10. CAPITAL SHARE TRANSACTIONS

The Funds will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of capital shares (“Creation Units”). The S&P 400 Managed Risk, S&P 500 Managed Risk and S&P 600 Managed Risk Funds issue or redeem capital shares in blocks of 10,000 Creation Units. The S&P EM 100 & Managed Risk and S&P International Managed Risk Funds issue and redeem capital shares in blocks of 50,000 Creation Units. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash. In-kind sales are reflected as in-kind redemptions within the Statements of Operations.

Individual capital shares may only be purchased and sold on a national securities exchange, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. Because capital shares trade at market prices rather than at NAV, capital shares may trade at a price greater than NAV (premium) or less than NAV (discount). Transactions in capital shares for each Fund are disclosed in detail within the Statements of Changes in Net Assets.

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2021, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Fund	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
S&P 400 Managed Risk	$83,000,679	$18,094,520	$(589,819)	$17,504,701
S&P 500 Managed Risk	322,690,756	89,688,326	(649,686)	89,038,640
S&P 600 Managed Risk	38,846,337	7,746,308	(216,923)	7,529,385
S&P EM 100 & Managed Risk	43,891,419	12,263,567	(953,450)	11,310,117
S&P International Managed Risk	159,954,793	32,670,448	(1,610,337)	31,060,111

12. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Funds’ financial statements.

Transamerica ETF Trust	Semi-Annual Report 2021

Approval of the Management Agreement and Investment Subadvisory Agreement

On June 15, 2021, at a meeting of the Board of Trustees (the “Board” or “Trustees”) of Transamerica ETF Trust (“Trust”), including those Trustees who are not interested persons of the Trust (“Independent Trustees”), the Board considered (1) the continued appointment of Transamerica Asset Management, Inc. (“TAM”) as investment manager of the DeltaShares S&P 400 Managed Risk ETF (“DMRM”), DeltaShares S&P 500 Managed Risk ETF (“DMRL”), DeltaShares S&P 600 Managed Risk ETF (“DMRS”), DeltaShares S&P International Managed Risk ETF (“DMRI”) and DeltaShares S&P EM 100 & Managed Risk ETF (“DMRE”) (collectively, the “Funds”), pursuant to the renewal of the Management Agreement (“Management Agreement”) between TAM and the Trust with respect to the Funds, and (2) the continued appointment of Milliman Financial Risk Management LLC (“Subadviser”) as investment sub-adviser of the Funds, pursuant to the renewal of the Investment Subadvisory Agreement (“Subadvisory Agreement,” and together with the Management Agreement, the “Agreements”) between the Subadviser and TAM with respect to the Funds. In preparation for its deliberations, the Board requested, and received in advance of the meeting, a written response from each of TAM and the Subadviser (collectively, the “Advisers”) to a due diligence questionnaire circulated on the Board’s behalf regarding the services it provides to the Funds. In addition, during its deliberations the Board received an oral presentation from TAM and the Subadviser and was assisted by the advice of Fund counsel. The Independent Trustees were also assisted by the advice of Independent Trustee counsel with whom they met in executive session to discuss the renewal of the Agreements with respect to each Fund. The Board considered the Agreements for each Fund and the engagement of TAM and the Subadviser separately.

The Trustees evaluated the information provided by the Advisers in connection with the Board’s consideration of the renewal of the Agreements in light of the legal advice furnished to them by counsel and their own business judgment. In this respect, the Board considered, among other matters: (1) the nature, extent and quality of the services provided to the Funds by TAM and the Subadviser under the Agreements, including, in light of the index-tracking objective of each Fund, information on the performance of each Fund relative to its target index; (2) the costs of the services provided to the Funds by TAM and the Subadviser and the profitability of each Adviser’s relationship with each Fund; (3) information concerning the management fee as well as the net expense ratio of each Fund, including a comparison of each Fund’s management fee and net expense ratio to those of a group of comparable exchange-traded funds (“ETFs”) identified by Broadridge Financial Solutions, Inc. (“Broadridge”) (each such group, a “peer group”); (4) the extent to which economies of scale may be realized by each Fund as it grows to enable investors to share in the benefits of economies of scale; and (5) other benefits received by TAM (and its affiliates) and the Subadviser (and its affiliates) from their respective relationships with the Funds. In reviewing the information provided for the meeting, the Board recognized that the evaluation process with respect to TAM and the Subadviser was an ongoing one and, in this regard, the Board considered information provided by TAM and the Subadviser at regularly scheduled meetings throughout the year.

The nature, extent and quality of the advisory services provided, including performance. The Board considered the nature, extent and quality of the services provided by TAM and the Subadviser under the Agreements. In this regard, the Board considered the investment objective and strategy of each Fund, including the unique and dynamic nature of each Fund’s target index. The Board noted that each target index was designed to provide a type of risk-adjusted returns and, to do so, may allocate (and reallocate) weights among multiple asset classes, including equity and fixed income securities and cash, as frequently as daily, depending on market volatility. The Board reviewed the target indexes’ performance relative to non-risk-adjusted indexes over various periods and noted that they generally underperformed traditional indexes in upward trending markets. However, the Board also reviewed the Funds’ risk-reward profiles over various periods and observed that, as expected, each (target index and) Fund generally exhibited a lower risk profile than traditional index ETFs.

With respect to the Advisers’ services, the Board considered, among other things, their oversight of the target indexes, including their efforts to improve the target indexes by participating in the index provider’s public notice and comment process regarding the target indexes’ methodology. The Board also considered that, in order to track the target indexes, the Subadviser may be required to shift each Fund’s allocations among multiple asset classes as frequently as daily and to determine the most cost-effective manner in which to implement portfolio changes, such as by trading securities, futures or swap contracts. In this regard, the Board observed that the Subadviser may be required to more actively manage the portfolio than if the Funds sought to track more passive indexes. The Board considered the Subadviser’s broad experience implementing managed risk strategies and its strategic trading of derivatives on behalf of the Funds in order to equitize cash and manage the Funds’ tax positions. The Board noted the experience, capability and integrity of the TAM and Subadviser personnel involved with the Funds and, in particular, the qualifications of the Subadviser’s portfolio management team. In addition, the Board considered the financial position of the Advisers in order to confirm their ability to continue to meet their obligations to the Funds and provide a high level of services to the Funds under the Agreements. With respect to TAM, specifically, the Board also considered TAM’s extensive oversight responsibilities with respect to the Funds, including of the Subadviser’s active trading of each Fund’s portfolios, and of each Fund’s other service providers. The Board noted the varied and continuous nature of the raft of services provided by TAM to the Funds, including in the form of high quality fund administration, legal, compliance and Board reporting services.

The Board considered the compliance and operational resources of TAM and the Subadviser. In this regard, the Board reviewed a written report from the Trust’s chief compliance officer (“CCO”) setting forth her annual assessment of TAM’s and the Subadviser’s compliance programs, which reflected the CCO’s conclusion that each of TAM and the Subadviser maintained a robust compliance

Transamerica ETF Trust	Semi-Annual Report 2021

Approval of the Management Agreement and Investment Subadvisory Agreement (continued)

program with respect to the Funds. With respect to TAM’s compliance policies and procedures, the Board considered TAM’s recent and on-going implementation of various enhancements to its compliance program. In this regard, among other things, the Board noted the addition and/or elevation of experienced personnel to TAM’s compliance staff and its employee training initiatives. The Board also noted TAM’s successful implementation of various rules and regulations under the federal securities laws during the past year, including the adoption of basket policies and procedures for the Funds. The Trustees also considered TAM’s operational infrastructure, including its risk management, technology and cybersecurity controls and systems. In this regard, the Trustees noted the effectiveness of the Advisers’ remote work environments in connection with the novel coronavirus pandemic, including their uninterrupted provisions of services to the Funds.

The Board considered the performance of each Fund in light of its investment objective of seeking to replicate the performance results of its target index and in light of each target index being designed to provide a certain type of risk-adjusted returns. The Board noted the impact of recent market conditions, including market volatility, on the Funds’ performance. The Board reviewed the Funds’ daily tracking differences and annualized tracking errors, including fair value adjusted tracking errors, as well as the Funds’ daily tracking difference tolerance bands and maximum expected tracking error, including how the tolerance bands and maximum expected tracking error ranges were established and how consistently the Funds operated within these established parameters. The Board also considered the premiums and discounts and median bid-ask spreads at which the Funds traded during the calendar year 2020 and, separately, during the fourth quarter of 2020, noting that trading in the Funds’ shares seemed to be trending toward smaller premiums and discounts and narrower bid-ask spreads in the fourth quarter of 2020. On the basis of this and other information, the Board concluded that, under the Agreements, TAM and the Subadviser were providing an appropriate level of investment management services to the Funds and that the Funds could benefit from their continued management.

Management fees, subadvisory fees and net expense ratios. The Board considered the management fee and subadvisory fee as well as the net expense ratio of each of the Funds, including information comparing the management fee and net expense ratio of each Fund to the management fees and net expense ratios of its Broadridge peer group. In connection with its consideration of the peer group information provided by Broadridge, the Board received a presentation from Broadridge regarding its qualifications and experience providing peer group reviews to fund boards. In reviewing the management fee paid to TAM, the Board noted that the management fee is a “unitary” fee, meaning that TAM is responsible for paying all of the expenses of the Funds, including the subadvisory fee, out of the management fee (other than those expenses specifically excluded in the Management Agreement); accordingly, the Board observed that the management fee and the net expense ratio of each Fund is the same. In reviewing the peer group information, the Board observed that the management fee and net expense ratio of each Fund are higher than the median of its peer group. In evaluating the reasonableness of such fees, the Board considered the complexity of the portfolio management services required by each Fund in order to continuously track its target index, given the index’s managed risk nature and its frequent reallocation of weights among three asset classes. In addition, the Board considered TAM’s explanation of the differences between each Fund and the ETFs in its peer group, including that most of the peer group funds do not track dynamic indexes with allocations to multiple asset classes. In this regard, the Board factored in the largely passive nature of each Fund’s peer group constituents and the rationale for differences in management fees among the peer group.

The Board considered that management fee rates paid by the Funds to TAM under the Management Agreement ranged from 0.35% of average daily assets under management for DMRL to 0.60% for DMRE, with the management fee rates for DMRM, DMRS and DRMI being in between (at 0.45% for DMRM and DMRS and 0.50% for DMRI). The Board noted TAM’s representation that DMRI and DMRE, as a result of tracking foreign securities indexes, required more attention to trade and potentially fair value and warranted higher management fees. The Board also noted TAM’s representation that competitive considerations require it to accept a relatively lower management fee for DMRL than is representative of the value of TAM’s services to the Fund.

The Board reviewed the portion of each Fund’s management fee retained by TAM and the portion paid by TAM to the Subadviser, noting the different advisory fees retained by TAM for different Funds and the specific services provided by each of TAM and the Subadviser for the portion of the management fee retained under the Agreements. The Board considered that the Subadviser is responsible for the day-to-day management of the Funds’ portfolios, including responding to corporate actions and implementing representative sampling strategies, as appropriate. In this regard, the Board noted that certain Funds track broader indexes, which have more corporate actions and potential liquidity constraints, which may require more active management from the Subadviser.

The Board noted that TAM’s services to the Funds include, among others, oversight of the services provided by the Subadviser, custodian, transfer agent, independent accountant and legal counsel and supervision of the Funds’ recordkeeping and shareholder relations functions. In this regard, the Trustees considered that TAM provides supervisory, compliance and administrative services to each Fund and must continuously devote resources to the Funds’ investment, operational, enterprise, legal, regulatory and compliance functions. Further, the Board considered that TAM had made, and was continuing to make, significant commitments to the Funds’ success, including by hiring investment, legal and compliance personnel with extensive experience in the ETF industry. The Board noted that TAM’s commitment of resources to the Funds resulted in it assuming entrepreneurial risk, for which it may reasonably seek to be compensated.

Transamerica ETF Trust	Semi-Annual Report 2021

Approval of the Management Agreement and Investment Subadvisory Agreement (continued)

With respect to TAM’s oversight of the Subadviser, in particular, the Board noted that TAM, as a “manager of managers,” selects, oversees and monitors the Subadviser, and negotiates a subadvisory fee rate for each Fund. In reviewing the fairness of each Fund’s subadvisory fees, the Board observed that TAM pays the fees directly out of its management fee and, as a result, the subadvisory fees materially impact the profitability of the Funds’ to TAM. Accordingly, the Board reasoned that TAM would have negotiated the subadvisory fees on an arm’s length basis. The Board acknowledged that potential conflicts of interest, as posed by the broader relationship between TAM and its affiliates and the Subadviser and its affiliates, may have influenced the negotiation; however, the Board observed that each of TAM and the Subadviser have adopted policies and procedures that are designed to fully disclose and mitigate the impact of such potential conflicts. On the basis of these and other considerations, the Board determined that the management fee rate paid by each Fund to TAM, including as apportioned between TAM and the Subadviser under the Agreements, was reasonable in light of the services provided, and to be provided, and the risks borne, and to be borne, by TAM and the Subadviser, respectively.

The cost of advisory services provided and the level of profitability. The Board considered the profitability data provided by TAM and the Subadviser. With respect to the profitability of the Funds to TAM, the Board reviewed aggregate and per Fund profitability data, including the management fees earned by TAM and the expenses paid by TAM out of such management fees, in each case on a per Fund and aggregated basis. In this regard, the Board noted that the majority of the assets under management in the Funds had been invested by mutual funds advised by TAM and that TAM had implemented waivers with respect to a portion of such investments. In addition, the Board considered the nature and amount of direct and indirect expenses attributed to each Fund and, with respect to indirect expenses, the Board considered that TAM’s parent company directed the allocation of certain overhead expenses to each Fund pursuant to an allocation methodology that had been reviewed by the parent company’s auditor. The Board observed that TAM’s continued investment in internal ETF resources, including the hiring of experienced ETF legal, compliance and investment personnel, contributed to such expenses and benefitted the Funds but limited the profitability of the Funds, as a group, and of each Fund, individually, to TAM.

With respect to the profitability of the Funds to the Subadviser, the Board noted that each Fund appeared to be profitable. The Board considered, however, that the Subadviser was paid directly by TAM out of TAM’s management fees and, therefore, TAM could be assumed to have negotiated a competitive subadvisory fee rate that would ensure that no Fund was unreasonably profitable to the Subadviser. Based on this information, the Board determined that the profitability of TAM and the Subadviser from their respective relationships with each Fund was not excessive.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Funds grow. The Board evaluated the extent to which the management fee payable under the Management Agreement reflects economies of scale or will permit economies of scale to be realized in the future. In this regard, the Board considered TAM’s continued investment in its ETF business, including its recent hiring of personnel with extensive ETF experience, noting that an adviser’s commitment of resources and reinvestment in its fund business represents one means of sharing economies of scale with fund shareholders. Based upon its review, the Board observed that, to the extent that the Funds could be deemed to be operating at economies of scale, TAM was effectively sharing such economies with the Funds; however, in light of the Funds’ direct and indirect expenses, the Board concluded that the Funds were not currently enjoying economies of scale and that, as each Fund grows, the Board will have the opportunity to re-evaluate any economies of scale.

Benefits to the Advisers and their affiliates from their relationship with the Funds. The Board considered other benefits derived by TAM and its affiliates and, separately, by the Subadviser and its affiliates from their respective relationships with the Funds. The Board noted that TAM would not realize soft dollar benefits from its relationships with the Funds, but that the Subadviser could engage in soft dollar arrangements consistent with applicable law and “best execution” requirements and that under such circumstances, the Subadviser would derive some fall-out benefits from its relationship with the Funds. The Board also considered the benefits to TAM and the Subadviser of investments in the Funds by such other funds that they, respectively, manage and subadvise. In light of certain partial waivers of fees otherwise earned by TAM (and passed through to the Subadviser) in connection with the investment by other funds in the Funds, the Board concluded that, under the totality of the circumstances, the fall-out benefits enjoyed by TAM and the Subadviser in connection with the Funds were not unreasonable.

Conclusion. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. Based on its review, including consideration of each of the factors referenced above, and its consideration of information received throughout the year from TAM and the Subadviser, the Board determined, in the exercise of its business judgment, that the advisory arrangements, as outlined in the Agreements, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Transamerica ETF Trust	Semi-Annual Report 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The series of Transamerica ETF Trust (the “Trust”) (for purposes of this section only, the “Funds”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Funds, as the Program administrator for the Funds. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Funds, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 9, 2021 (the “Meeting”) to review the Program with respect to the Funds, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2020 Global Pandemic and assessed the Program’s adequacy and effectiveness, including the operation of the Funds’ Highly Liquid Investment Minimum (“HLIM”) as applicable, and material changes to the Program (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. The Report noted that the Funds utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also discussed the Committee’s methodology in establishing a Fund’s HLIM, as applicable, and the Committee’s periodic review of each HLIM established. The Report noted one material change to the classification methodology during the Program Reporting Period. The Report reviewed the change and why the Committee believes the change is an enhancement to the prior method. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including: (1) the Fund’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions, (3) holdings of cash and cash equivalents, borrowings and other funding sources and (4) the effective operation of the arbitrage mechanism.

The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Funds’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica ETF Trust	Semi-Annual Report 2021

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica ETF Trust’s proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-888-316-8077 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-316-8077; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.deltashares.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica ETF Trust’s Annual Report, the Transamerica ETF Trust’s Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, the Trust will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-316-8077, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Premium/Discount Information

Information about differences between the per share net asset value of each Fund and the closing price of shares of each Fund are available, without charge, at www.deltashares.com.

Transamerica ETF Trust	Semi-Annual Report 2021

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-316-8077 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica ETF Trust	Semi-Annual Report 2021

Customer Service: 1-888-316-8077

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Foreside Fund Services, LLC

www.deltashares.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

The Transamerica ETF Trust is advised by Transamerica Asset Management, Inc. and distributed by Foreside Fund Services, LLC., Member of FINRA

1693936 06/21

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13:	Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not Applicable.

(a)(4)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica ETF Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 2, 2021

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date:	September 2, 2021

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)	Section 302 N-CSR Certification of Principal Executive Officer and Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer